UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Robert J. DellaCroce

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8256

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
CERTIFICATES OF DEPOSIT — 13.2%
Banks — 13.0%
Allegiance Bank of North America
1.000%, 06/25/10	$250	$250,000
Alliance Bank
0.550%, 04/29/10	245	245,000
American Trust Bank
1.050%, 06/18/10	250	250,000
Bank of Baroda New York
0.900%, 08/05/10	245	245,000
Bank of Dooly
1.000%, 06/25/10	250	250,000
Bank of Florida
1.200%, 05/28/10	100	99,992
Bank of India
1.050%, 05/26/10	250	249,985
Bank of North Georgia
1.100%, 06/24/10	245	245,000
Bank of the Carolinas Corp.
1.100%, 07/16/10	250	250,000
BankMeridian NA
1.050%, 06/22/10	250	250,000
Beal Bank
0.850%, 06/09/10	250	250,000
Black Mountain Community Bank
0.900%, 06/30/10	250	250,000
BNB Bank NA
1.100%, 06/25/10	250	250,000
Branch Banking & Trust Co.
1.000%, 07/08/10	245	245,000
Capital Bank Corp.
1.100%, 06/10/10	250	250,000
Cascade Bank
1.000%, 07/14/10	250	250,000
Cathay Bank
1.100%, 06/10/10	250	250,000
CIT Bank
1.150%, 05/28/10	250	250,039
Citizens Independent Bank
0.850%, 08/06/10	250	250,000
Citizens State Bank
0.900%, 08/04/10	250	250,000
Coastal B&T of Florida
1.000%, 07/08/10	245	245,000
Cole Taylor Bank
1.000%, 07/15/10	245	245,000
Columbus Bank & Trust Co.
1.050%, 06/15/10	245	245,000
Commercial Bank
1.050%, 06/04/10	250	250,000
Community Bank & Trust
1.000%, 06/01/10	250	250,000
Community Bank of Florida, Inc.
1.000%, 05/20/10	100	99,987
Community Bankers’ Bank
0.700%, 11/05/10	250	250,000
Community South Bank
0.450%, 04/13/10	250	250,000

	Par (000)	Value†

Banks — (continued)
Compass Bank
1.100%, 06/10/10	$245	$245,000
Conestoga Bank
1.100%, 06/24/10	245	245,000
Dallas City Bank
1.100%, 06/30/10	250	250,000
Desert Community Bank
1.100%, 06/11/10	250	250,000
East - West Bank
1.000%, 06/11/10	245	245,000
Empire National Bank
0.950%, 06/30/10	250	250,000
First Carolina State Bank
0.950%, 07/09/10	250	250,000
First Missouri State Bank
0.600%, 04/29/10	250	250,000
First Peoples Bank
1.100%, 07/01/10	250	250,000
First State Bank & Trust Co.
1.000%, 07/23/10	245	245,000
FirstBank Puerto Rico
1.100%, 06/11/10	250	250,000
Flagship Community Bank
1.000%, 06/25/10	245	245,000
FSG Bank N.A.
0.850%, 08/06/10	245	245,000
Gateway Bank of Florida
1.050%, 06/04/10	250	250,000
GE Capital Financial, Inc.
1.050%, 05/28/10	250	249,984
GE Money Bank
1.000%, 07/02/10	245	245,000
Grand South Bank
0.950%, 07/09/10	250	250,000
Great Florida Bank
1.100%, 06/11/10	245	245,000
H&R Block Bank
0.400%, 04/07/10	245	245,000
Hanmi Financial Corp.
1.100%, 06/03/10	250	250,000
Heritage Bank
0.950%, 07/02/10	250	250,000
Lakeside Bank
0.900%, 06/29/10	250	250,000
Lakeview Bank
1.000%, 07/15/10	250	250,000
Legacy National Bank
1.000%, 06/17/10	250	250,000
Mercantile Bank
1.050%, 06/18/10	245	245,000
Meridian Bank
1.000%, 04/09/10	250	250,000
Merrick Bank
1.100%, 05/27/10	250	250,000
Metro Bank
1.000%, 06/18/10	250	250,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
CERTIFICATES OF DEPOSIT — (continued)
Banks — (continued)
MidFirst Bank
1.050%, 05/27/10	$250	$249,985
Midland States Bank
0.700%, 04/27/10	250	250,000
Midwest Bank & Trust Co.
1.150%, 06/07/10	250	250,000
Norstates Bank
1.000%, 05/17/10	250	250,000
North Alabama Bank
1.000%, 06/30/10	250	250,000
North American Savings Bank
1.100%, 06/10/10	245	245,000
Pacific Capital Bank N.A.
0.750%, 05/05/10	245	245,000
Peoples Bank of Wisconsin
0.900%, 07/07/10	250	250,000
PlainsCapital Bank
1.050%, 06/24/10	245	245,000
Prime Bank Edmond
0.750%, 07/28/10	250	250,000
PrivateBank & Trust Co.
1.150%, 06/03/10	250	250,000
Professional Business Bank
1.050%, 06/29/10	250	250,000
Proficio Bank
0.900%, 05/28/10	250	250,000
Queensborough National Bank & Trust Co.
1.000%, 06/10/10	250	250,000
Rocky Mountain Bank
0.950%, 07/22/10	250	250,000
Sallie Mae Bank
1.150%, 05/28/10	250	250,000
Sea Island Bank
1.000%, 06/24/10	245	245,000
Shamrock Bank of Florida
0.900%, 07/16/10	250	250,000
Signature Bank
1.050%, 07/02/10	250	250,000
SonaBank N.A.
0.950%, 07/06/10	250	250,000
State Bank of India
0.900%, 08/05/10	245	245,000
Sterling Bank
1.050%, 06/03/10	250	250,000
Sun West Bank
1.150%, 06/30/10	250	250,000
Sunstate Bank
0.700%, 10/29/10	250	250,000
Superior Bank Birmingham
0.750%, 05/05/10	250	250,000
The Coastal Bank of Georgia
1.150%, 06/11/10	245	245,000
The National Bank of South Carolina
1.050%, 06/15/10	245	245,000
Thomasville National Bank
0.750%, 07/30/10	250	250,000

	Par (000)	Value†

Banks — (continued)
Tower Bank & Trust Co.
0.900%, 07/14/10	$250	$250,000
Union Bank
0.900%, 07/09/10	250	250,000
Williamsburg First National Bank
0.900%, 07/16/10	250	250,000
Wilmington Trust Co.
1.000%, 06/24/10	245	245,000
Wright Express Financial Services
0.950%, 07/15/10	245	245,000

		21,819,972

Savings & Loans — 0.2%
Doral Bank
1.150%, 06/04/10	250	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $22,069,972)		22,069,972

COMMERCIAL PAPER — 41.2%
Aerospace & Defense — 1.2%
Honeywell International
0.450%, 12/30/10	2,000	1,993,175

Banks — 2.4%
Bank of America Corp.
0.170%, 04/19/10	2,500	2,499,787
JP Morgan Chase & Co.
0.200%, 04/05/10	210	209,995
0.200%, 04/06/10	167	166,995
0.160%, 04/09/10	250	249,991
0.160%, 04/15/10	359	358,978
0.200%, 04/19/10	413	412,959
0.200%, 04/23/10	225	224,973

		4,123,678

Diversified Financial Services — 6.3%
ENI Coordination Center
0.200%, 04/16/10	2,600	2,599,783
ENI Finance USA, Inc.
0.200%, 04/14/10	2,000	1,999,856
University of California
0.170%, 04/05/10	5,000	4,999,905
0.190%, 04/13/10	1,000	999,937

		10,599,481

Electric — 10.3%
E On AG
0.200%, 05/17/10	4,000	3,998,978
Electricite de France
0.130%, 04/01/10	2,000	2,000,000
0.190%, 06/01/10	4,000	3,998,712
Hydro-Quebec
0.140%, 04/12/10	4,000	3,999,829
0.150%, 04/12/10	2,000	1,999,908
NSTAR Electric Co.
0.170%, 04/01/10	287	287,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
COMMERCIAL PAPER — (continued)
Electric — (continued)
Southern Co.
0.160%, 04/05/10	$1,000	$999,982

		17,284,409

Electrical Components & Equipment — 1.9%
Emerson Electric Co.
0.110%, 04/14/10	1,000	999,960
0.110%, 04/19/10	1,000	999,945
0.200%, 06/17/10	1,200	1,199,487

		3,199,392

Food — 4.8%
Coca-Cola Co.
0.140%, 05/04/10	2,000	1,999,744
0.140%, 05/17/10	3,000	2,999,463
Nestle Capital Corp.
0.140%, 05/07/10	3,000	2,999,580

		7,998,787

Healthcare Products — 4.6%
Medtronic, Inc.
0.130%, 04/05/10	2,650	2,649,962
0.140%, 04/14/10	2,000	1,999,899
Proctor & Gamble International
0.110%, 04/06/10	3,000	2,999,954

		7,649,815

Oil & Gas — 3.6%
Baker Hughes, Inc.
0.130%, 04/07/10	2,000	1,999,956
ConocoPhillips
0.140%, 04/07/10	3,000	2,999,930
Total Cap Canada
0.190%, 05/26/10	1,000	999,710

		5,999,596

Pharmaceuticals — 6.1%
Abbott Laboratories
0.130%, 04/05/10	3,000	2,999,957
0.120%, 04/13/10	3,000	2,999,880
Merck & Co., Inc.
0.120%, 04/15/10	1,255	1,254,941
0.160%, 04/23/10	3,000	2,999,707

		10,254,485

TOTAL COMMERCIAL PAPER (Cost $69,102,818)		69,102,818

CORPORATE BONDS — 8.5%
Aerospace & Defense — 1.1%
United Technologies Corp.
6.350%, 03/01/11	1,840	1,935,178

Banks — 1.9%
JPMorgan Chase & Co.
0.289%, 05/07/10•	1,100	1,100,079
National Australia Bank Ltd.
8.600%, 05/19/10	2,000	2,021,629

		3,121,708

	Par (000)	Value†

Biotechnology — 1.2%
Amgen, Inc.
0.125%, 02/01/11	$2,000	$1,987,740

Chemicals — 0.7%
E.I. Du Pont de Nemours & Co.
4.125%, 04/30/10	1,183	1,186,691

Electric — 1.2%
Gulf Power Co.
0.388%, 06/28/10•	2,000	2,000,742

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
7.125%, 08/15/10	175	179,287

Food — 0.4%
Unilever Capital Corp.
7.125%, 11/01/10	745	772,938

Oil & Gas — 1.3%
ConocoPhillips
8.750%, 05/25/10	2,103	2,130,039

Software — 0.6%
Oracle Corp.
0.310%, 05/14/10•	1,000	1,000,184

TOTAL CORPORATE BONDS (Cost $14,314,507)		14,314,507

MUNI NOTES — 33.6%
California Housing Finance Agency
0.290%, 08/01/36•	2,000	2,000,000
City of Minneapolis
0.280%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority
0.320%, 05/01/22•	3,000	3,000,000
0.300%, 04/01/43•	1,400	1,400,000
Fairfax County Economic Development Authority
0.290%, 12/01/33•	1,200	1,200,000
Idaho Housing & Finance Association
0.290%, 01/01/38•	4,700	4,700,000
0.290%, 01/01/40•	5,000	5,000,000
Illinois Finance Authority
0.270%, 07/01/38•	5,000	5,000,000
Illinois State Development Financing Authority
2.000%, 06/10/10•	4,000	4,006,860
Kansas State Department of Transportation Authority
0.250%, 09/01/22•	3,100	3,100,000
New York City Municipal Water Finance Authority
0.250%, 06/15/41•	5,000	5,000,000
Pennsylvania Turnpike Commission
0.290%, 07/15/41•	5,000	5,000,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
MUNI NOTES — (continued)
State of Texas
0.310%, 12/01/29•	$4,000	$4,000,000
Triborough Bridge & Tunnel Authority
0.300%, 01/01/19•	3,700	3,700,000
University of Minnesota
0.310%, 12/01/36•	4,000	4,000,000
Wisconsin Housing & Economic Development Authority
0.330%, 05/01/34•	3,030	3,030,000

TOTAL MUNI NOTES (Cost $56,426,860)		56,426,860

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	52	52
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	497,016	497,016
BlackRock Liquidity Funds TempFund - Institutional Shares	307	307
Evergreen Institutional Municipal Money Market Fund - Institutional Shares	83,025	83,025
Evergreen Institutional U.S. Government Money Market Fund - Institutional Shares	92	92
Evergreen Prime Cash Management Money Market Fund - Institutional Shares	155	155
Federated Prime Obligations Fund - Class I	531	531
Fidelity Institutional Prime Money Market Portfolio	5,241,535	5,241,535
Fidelity Institutional Prime Money Market Portfolio - Class I	9	9

TOTAL SHORT-TERM INVESTMENTS (Cost $5,822,722)		5,822,722

TOTAL INVESTMENTS — 100.0% (Cost $167,736,879)		$167,736,879

†	See Security Valuation Note.
•	Variable Rate Security.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$44,130,618	26.3%	26.3%
8 — 14 days	8,126,393	4.9%	31.2%
15 — 30 days	11,750,774	7.0%	38.2%
31 — 60 days	21,098,687	12.6%	50.8%
61 — 90 days	17,132,089	10.2%	61.0%
91 — 120 days	5,215,000	3.1%	64.1%
121 — 150 days	674,287	0.4%	64.5%
over 150 days	59,609,031	35.5%	100.0%

	$167,736,879	100.0%

Average Weighted Maturity — 38 days

PENN SERIES FUNDS, INC.

MONEY MARKET FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
CERTIFICATES OF DEPOSIT	$22,069,972	$—	$22,069,972	$—
COMMERCIAL PAPER	69,102,818	—	69,102,818	—
CORPORATE BONDS	14,314,507	—	14,314,507	—
MUNI NOTES	56,426,860	—	56,426,860	—
SHORT-TERM INVESTMENTS	5,822,722	5,822,722	—	—

TOTAL INVESTMENTS	167,736,879	5,822,722	161,914,157	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 5.1%
Federal Home Loan Bank Bonds — 1.7%
2.000%, 10/05/12	$2,000	$2,011,108

Federal National Mortgage Association — 3.4%
2.375%, 05/20/10	2,400	2,406,931
5.000%, 10/15/11	1,500	1,593,837

		4,000,768

TOTAL AGENCY OBLIGATIONS (Cost $5,943,597)		6,011,876

ASSET BACKED SECURITIES — 1.8%
Bear Stearns Mortgage Funding Trust
0.406%, 10/25/36•	393	66,261
Conseco Financial Corp.
7.650%, 04/15/19	162	165,396
Enterprise Mortgage Acceptance Co. LLC 144A@
6.630%, 01/15/25	1,086	870,283
7.326%, 01/15/27	727	558,170
Equity One ABS, Inc.
4.145%, 04/25/34	21	20,114
FMAC Loan Receivables Trust 144A@
6.850%, 09/15/19	91	86,765
Popular ABS Mortgage Pass-Through Trust
4.628%, 09/25/34	37	36,168
SACO I, Inc. 144A@
1.146%, 06/25/35•~	814	252,633

TOTAL ASSET BACKED SECURITIES (Cost $3,256,876)		2,055,790

COMMERCIAL MORTGAGE BACKED SECURITIES — 3.1%
Bear Stearns Commercial Mortgage Securities
5.407%, 03/11/39	1,030	1,050,589
JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	18	17,712
4.545%, 01/15/42	1,500	1,528,718
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	1,065	1,065,607

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,582,415)		3,662,626

CORPORATE BONDS — 27.0%
Banks — 16.1%
Bank of America Corp.
3.125%, 06/15/12	2,000	2,078,240
2.375%, 06/22/12	3,000	3,073,614
Canadian Imperial Bank of Commerce 144A@
2.000%, 02/04/13	3,000	3,011,568
JPMorgan Chase & Co.
1.650%, 02/23/11	3,000	3,030,144
3.125%, 12/01/11	2,000	2,069,508
The Goldman Sachs Group, Inc.
1.700%, 03/15/11	3,000	3,033,000

	Par (000)	Value†

Banks — (continued)
1.625%, 07/15/11	$2,500	$2,528,168

		18,824,242

Beverages — 1.8%
PepsiAmericas, Inc.
5.625%, 05/31/11	2,000	2,102,402

Diversified Financial Services — 6.9%
BA Covered Bond Issuer 144A@
5.500%, 06/14/12	1,000	1,067,530
General Electric Capital Corp.
3.000%, 12/09/11	2,800	2,893,506
2.625%, 12/28/12	4,000	4,107,632

		8,068,668

Food — 0.5%
General Mills, Inc.
5.650%, 09/10/12	500	545,046

Oil & Gas — 0.8%
Seariver Maritime, Inc.
1.194%, 09/01/12+	1,000	940,620

Telecommunications — 0.9%
Cellco Partnership
3.750%, 05/20/11	1,000	1,031,128

TOTAL CORPORATE BONDS (Cost $31,283,836)		31,512,106

RESIDENTIAL MORTGAGE BACKED SECURITIES — 2.7%
Collateralized Mortgage Obligations — 0.8%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37•	1,100	934,651

Fannie Mae Pool — 1.9%
3.356%, 12/01/33•	985	1,030,491
3.711%, 04/01/34•	379	394,007
6.004%, 07/01/36•	799	837,607

		2,262,105

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,278,360)		3,196,756

U.S. TREASURY OBLIGATIONS — 48.5%
U.S. Treasury Note
1.750%, 01/31/14	4,000	3,954,688
4.250%, 11/15/14	14,050	15,225,592
4.000%, 02/15/15	9,200	9,849,750
U.S. Treasury Notes
5.125%, 06/30/11	6,000	6,341,250
3.625%, 12/31/12	3,100	3,283,092
4.250%, 08/15/13	6,500	7,034,222
3.125%, 08/31/13	3,000	3,130,314

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
1.875%, 04/30/14	$8,000	$7,903,128

TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,954,550)		56,722,036

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 11.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	117,365	117,365
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1,325,503	1,325,503
BlackRock Liquidity Funds TempFund - Institutional Shares	1,459,627	1,459,627
Evergreen Institutional Municipal Money Market Fund - Institutional Shares	284,190	284,190
Evergreen Institutional U.S. Government Money Market Fund - Institutional Shares	471	471
Evergreen Prime Cash Management Money Market Fund - Institutional Shares	2	2
Federated Prime Obligations Fund - Class I	3,837,490	3,837,490
Fidelity Institutional Prime Money Market Portfolio	5,794,499	5,794,499
Fidelity Institutional Prime Money Market Portfolio - Class I	912,826	912,826

TOTAL SHORT-TERM INVESTMENTS (Cost $13,731,973)		13,731,973

TOTAL INVESTMENTS — 100.0% (Cost $117,031,607)(a)		$116,893,163

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2010 is $252,633.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $117,031,607. Net unrealized depreciation was $138,444. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,292,494 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,430,938.

LLC — Limited Liability Company.

PENN SERIES FUNDS, INC.

LIMITED MATURITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AGENCY OBLIGATIONS	$6,011,876	$—	$6,011,876	$—
ASSET BACKED SECURITIES	2,055,790	—	2,055,790	—
COMMERCIAL MORTGAGE BACKED SECURITIES	3,662,626	—	3,662,626	—
CORPORATE BONDS	31,512,106	—	31,512,106	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	3,196,756	—	3,196,756	—
U.S. TREASURY OBLIGATIONS	56,722,036	—	56,722,036	—
SHORT-TERM INVESTMENTS	13,731,973	13,731,973	—	—

TOTAL INVESTMENTS	116,893,163	13,731,973	103,161,190	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 3.5%
Federal National Mortgage Association — 3.5%
3.250%, 04/09/13	$4,500	$4,687,884
5.000%, 04/15/15	6,750	7,438,041

TOTAL AGENCY OBLIGATIONS (Cost $11,440,492)		12,125,925

ASSET BACKED SECURITIES — 2.0%
Atherton Franchisee Loan Funding 144A@
7.230%, 04/15/12	365	326,457
Bear Stearns Mortgage Funding Trust
0.406%, 10/25/36•	786	132,522
Conseco Financial Corp.
7.240%, 11/15/28	604	206,882
Enterprise Mortgage Acceptance Co. LLC 144A@
6.630%, 01/15/25	3,444	2,760,898
7.326%, 01/15/27	1,455	1,116,339
FMAC Loan Receivables Trust 144A@
6.850%, 09/15/19	667	636,274
Railcar Leasing LLC 144A@
7.125%, 01/15/13~	1,017	1,080,917
SACO I, Inc. 144A@
1.146%, 06/25/35~•	2,441	757,899

TOTAL ASSET BACKED SECURITIES (Cost $10,259,982)		7,018,188

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.7%
Bear Stearns Commercial Mortgage Securities
4.830%, 08/15/38	4,000	4,184,497
JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	71	70,849
4.545%, 01/15/42	5,000	5,095,726
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	1,598	1,598,410
Morgan Stanley Capital I
4.590%, 04/14/40	5,000	5,054,592

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $15,354,486) 16,004,074

CORPORATE BONDS — 13.6%
Aerospace & Defense — 0.3%
United Technologies Corp.
4.500%, 04/15/20	1,000	1,004,617

Agriculture — 0.3%
Cargill, Inc. 144A@
6.125%, 09/15/36	1,000	996,707

Banks — 4.3%
Bank of America Corp.
5.650%, 05/01/18	1,000	1,011,670
Canadian Imperial Bank of Commerce 144A@
2.000%, 02/04/13	1,000	1,003,856
JPMorgan Chase & Co.

	Par (000)	Value†

Banks — (continued)
2.200%, 06/15/12	$4,000	$4,078,556
6.000%, 01/15/18	1,700	1,845,693
The Goldman Sachs Group, Inc.
3.250%, 06/15/12	6,500	6,777,524

		14,717,299

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. 144A@
7.750%, 01/15/19	1,000	1,189,382

Biotechnology — 0.3%
Genentech, Inc.
5.250%, 07/15/35	1,000	937,494

Computers — 0.6%
Hewlett-Packard Co.
6.125%, 03/01/14	1,000	1,126,158
International Business Machines Corp.
6.500%, 01/15/28	1,000	1,116,037

		2,242,195

Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co.
4.600%, 01/15/14	1,000	1,074,431

Diversified Financial Services — 0.6%
General Electric Capital Corp.
6.150%, 08/07/37	1,000	977,906
5.875%, 01/14/38	1,000	950,749

		1,928,655

Electric — 2.3%
Carolina Power & Light Co.
5.300%, 01/15/19	1,000	1,051,992
Commonwealth Edison Co.
6.150%, 09/15/17	500	552,564
Consumers Energy Co.
6.125%, 03/15/19	1,000	1,086,818
EDF SA 144A@
5.600%, 01/27/40	1,000	965,241
Enel Finance International SA 144A@
6.250%, 09/15/17	1,000	1,086,352
Florida Power & Light Co.
5.690%, 03/01/40	1,000	989,024
Oklahoma Gas & Electric Co.
6.350%, 09/01/18	1,000	1,064,611
PacifiCorp
6.250%, 10/15/37	1,000	1,061,913

		7,858,515

Environmental Control — 0.3%
Allied Waste North America, Inc.
6.875%, 06/01/17	1,000	1,090,000

Food — 0.2%
Kraft Foods, Inc.
6.750%, 02/19/14	500	562,239

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Gas — 0.3%
Nakilat, Inc. 144A@
6.067%, 12/31/33	$1,000	$910,090

Healthcare Products — 0.3%
Covidien International Finance SA
6.000%, 10/15/17	1,000	1,096,645

Media — 0.4%
Comcast Cable Holdings LLC
9.875%, 06/15/22	1,000	1,318,139

Miscellaneous Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV 144A@
6.125%, 08/17/26	1,000	1,063,778

Oil & Gas — 0.3%
Valero Energy Corp.
6.125%, 02/01/20	1,000	1,000,253

Pharmaceuticals — 0.9%
GlaxoSmithKline Capital, Inc.
5.375%, 04/15/34	1,000	970,463
Merck & Co., Inc.
6.400%, 03/01/28	1,000	1,093,506
Novartis Capital Corp.
2.900%, 04/24/15	1,000	993,019

		3,056,988

Pipelines — 0.3%
DCP Midstream LLC 144A@
6.750%, 09/15/37	1,000	1,036,075

Retail — 0.3%
Wal-Mart Stores, Inc.
5.625%, 04/01/40	1,000	996,397

Software — 0.3%
Fiserv, Inc.
6.800%, 11/20/17	1,000	1,108,369

Telecommunications — 0.4%
Cellco Partnership
8.500%, 11/15/18	1,000	1,247,659

TOTAL CORPORATE BONDS (Cost $44,001,348)		46,435,927

RESIDENTIAL MORTGAGE BACKED SECURITIES — 17.5%
Collateralized Mortgage Obligations — 1.3%
Countrywide Home Loan Mortgage Pass Through Trust
6.000%, 09/25/37	3,600	3,058,859
Freddie Mac REMICs
6.000%, 02/15/32	1,354	1,379,459

		4,438,318

Fannie Mae Pool — 4.8%
4.500%, 03/01/23	66	68,535

	Par (000)	Value†

Fannie Mae Pool — (continued)
4.500%, 03/01/23	$322	$334,933
4.500%, 04/01/23	164	169,962
4.500%, 04/01/23	52	54,327
4.500%, 04/01/23	30	31,326
4.500%, 05/01/23	150	155,515
4.500%, 05/01/23	18	18,569
4.500%, 06/01/23	524	543,846
4.500%, 06/01/23	600	623,276
4.500%, 07/01/23	481	499,803
4.500%, 07/01/23	63	65,813
4.500%, 07/01/23	625	649,236
4.500%, 07/01/23	111	115,212
5.000%, 07/01/23	4,249	4,486,309
4.500%, 08/01/23	210	218,580
4.500%, 08/01/23	637	662,143
4.500%, 08/01/23	406	422,232
3.711%, 04/01/34•	1,138	1,182,023
6.004%, 07/01/36•	2,664	2,792,022
5.843%, 08/01/36•	1,747	1,818,030
6.407%, 05/01/37•	1,423	1,500,205

		16,411,897

Ginnie Mae Pool — 11.4%
6.000%, 10/15/38	3,312	3,543,182
6.000%, 10/15/38	2,606	2,788,223
4.000%, 04/15/39	10,938	10,716,922
4.000%, 06/15/39	6,899	6,759,455
4.500%, 02/15/40	14,978	15,186,374
9.000%, 10/15/30	9	10,050
9.000%, 11/15/30	15	18,015

		39,022,221

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $58,919,058) 59,872,436

U.S. TREASURY OBLIGATIONS — 39.3%
U.S. Treasury Bond
8.875%, 08/15/17	6,500	8,875,042
8.750%, 08/15/20	5,300	7,491,221
6.250%, 08/15/23	14,800	17,785,441
5.500%, 08/15/28	2,800	3,136,437
4.500%, 05/15/38	2,820	2,735,840
U.S. Treasury Note
1.125%, 12/15/12	43,600	43,221,901
1.750%, 01/31/14	7,000	6,920,704
1.875%, 02/28/14	7,000	6,940,934
4.250%, 11/15/14	5,000	5,418,360
4.000%, 02/15/15	10,900	11,669,812
3.125%, 05/15/19	14,140	13,467,247
3.375%, 11/15/19	1,000	964,922
3.625%, 02/15/20	930	914,161
U.S. Treasury Strip Principal
4.700%, 11/15/24+	10,000	5,050,230

TOTAL U.S. TREASURY OBLIGATIONS (Cost $135,239,628)		134,592,252

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

QUALITY BOND FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 19.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	$60	$60
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	10,152,056	10,152,056
BlackRock Liquidity Funds TempFund - Institutional Shares	10,312,100	10,312,100
Evergreen Institutional Municipal Money Market Fund - Institutional Shares	8,304,244	8,304,244
Federated Prime Obligations Fund - Class I	16,304,272	16,304,272
Fidelity Institutional Prime Money Market Portfolio	17,128,626	17,128,626
Fidelity Institutional Prime Money Market Portfolio - Class I	4,412,396	4,412,396

TOTAL SHORT-TERM INVESTMENTS (Cost $66,613,753)		66,613,754

TOTAL INVESTMENTS — 100.0% (Cost $341,828,747)(a)		$342,662,556

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2010 is $1,838,816.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $341,983,000. Net unrealized appreciation was $679,556. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,163,758 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,484,202.

LLC — Limited Liability Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

QUALITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AGENCY OBLIGATIONS	$12,125,925	$—	$12,125,925	$—
ASSET BACKED SECURITIES	7,018,188	—	7,018,188	—
COMMERCIAL MORTGAGE BACKED SECURITIES	16,004,074	—	16,004,074	—
CORPORATE BONDS	46,435,927	—	46,435,927	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	59,872,436	—	59,872,436	—
U.S. TREASURY OBLIGATIONS	134,592,252	—	134,592,252	—
SHORT-TERM INVESTMENTS	66,613,754	66,613,754	—	—

TOTAL INVESTMENTS	342,662,556	66,613,754	276,048,802	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
COMMON STOCKS — 1.7%
Apparel — 0.0%
Anvil Holdings, Inc.*^	831	$831

Auto Parts & Equipment — 0.0%
Commercial Vehicle Group, Inc.*	1,952	13,898

Chemicals — 0.3%
Ashland, Inc.	4,350	229,549
Huntsman Corp.	8,475	102,124

		331,673

Electrical Components & Equipment — 0.1%
General Cable Corp.*	3,400	91,800

Entertainment — 0.0%
Lakes Entertainment, Inc.*	12,500	28,750

Food — 0.1%
B&G Foods, Inc. Class A	10,650	111,612
Great Atlantic & Pacific Tea Co.*	198	1,519

		113,131

Iron & Steel — 0.3%
United States Steel Corp.	4,175	265,196

Media — 0.1%
Sirius XM Radio, Inc.*	121,450	105,722

Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,500	125,310

Packaging and Containers — 0.2%
Owens-Illinois, Inc.*	7,125	253,223

Telecommunications — 0.5%
GeoEye, Inc.*^	3,889	114,726
Loral Space & Communications, Inc.*	6,176	216,901
MetroPCS Communications, Inc.*	6,400	45,312
Sprint Nextel Corp.*	38,500	146,300

		523,239

TOTAL COMMON STOCKS (Cost $2,175,082)		1,852,773

PREFERRED STOCKS — 1.4%
Diversified Financial Services — 0.5%
Citigroup, Inc. CONV	2,100	255,948
GMAC, Inc. CONV 144A@	175	133,394
SLM Corp. CONV	300	200,568

		589,910

Home Furnishings — 0.1%
Sealy Corp. CONV PIK*	1,000	98,000

Media — 0.0%
Spanish Broadcasting System, Inc. PIK*^~	182	46,072

Telecommunications — 0.8%
Crown Castle International Corp. CONV	1,600	95,120

	Number of Shares	Value†

Telecommunications — (continued)
Lucent Technologies Capital Trust I CONV	975	$776,100

		871,220

TOTAL PREFERRED STOCKS (Cost $1,581,023)		1,605,202

	Par (000)	Value†
CORPORATE BONDS — 93.2%
Advertising — 1.0%
Affinity Group Holding, Inc.¤
10.875%, 02/15/12	$22	8,654
Interpublic Group of Cos., Inc.
10.000%, 07/15/17	125	141,406
Lamar Media Corp.
9.750%, 04/01/14	100	109,250
6.625%, 08/15/15	150	145,688
6.625%, 08/15/15	150	144,188
Visant Holding Corp. STEP
10.250%, 12/01/13	550	566,500

		1,115,686

Aerospace & Defense — 1.0%
BE Aerospace, Inc.
8.500%, 07/01/18	150	160,125
GenCorp, Inc.
9.500%, 08/15/13	225	228,656
L-3 Communications Corp.
6.375%, 10/15/15	350	359,188
Spirit Aerosystems, Inc. 144A@
7.500%, 10/01/17	75	76,875
TransDigm, Inc.
7.750%, 07/15/14	200	204,500
Triumph Group, Inc.
8.000%, 11/15/17	50	50,000

		1,079,344

Agriculture — 0.2%
Alliance One International, Inc. 144A@
10.000%, 07/15/16	175	182,875
10.000%, 07/15/16	25	26,125

		209,000

Airlines — 1.0%
American Airlines Pass Through Trust 2001-02
7.858%, 10/01/11	225	227,813
AMR Corp. CONV
6.250%, 10/15/14	96	111,000
Continental Airlines, Inc.
9.250%, 05/10/17^	50	53,250
7.250%, 11/10/19	50	53,500
Delta Air Lines, Inc. 144A@
9.500%, 09/15/14	200	210,250
12.250%, 03/15/15	350	373,187
United Air Lines, Inc. 144A@
9.875%, 08/01/13	75	78,750

		1,107,750

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Apparel — 0.4%
Hanesbrands, Inc.
3.831%, 12/15/14•	$50	$47,750
8.000%, 12/15/16	100	103,500
Levi Strauss & Co.
8.625%, 04/01/13	200	276,885
8.875%, 04/01/16	50	52,250

		480,385

Auto Manufacturers — 0.3%
Motors Liquidation Co.¤
8.250%, 07/15/23	475	175,750
6.750%, 05/01/28	500	175,000

		350,750

Auto Parts & Equipment — 2.2%
Affinia Group, Inc.
9.000%, 11/30/14	50	49,750
10.750%, 08/15/16 144A @	50	54,500
Allison Transmission, Inc. PIK 144A@
11.250%, 11/01/15	477	509,197
American Axle & Manufacturing Holdings, Inc. 144A@
9.250%, 01/15/17	25	26,688
American Axle & Manufacturing, Inc.
7.875%, 03/01/17	525	489,562
Commercial Vehicle Group, Inc. PIK 144A@^
13.000%, 02/15/13	195	190,662
Tenneco, Inc.
8.625%, 11/15/14	75	76,125
8.125%, 11/15/15	150	153,375
The Goodyear Tire & Rubber Co.
10.500%, 05/15/16	500	540,000
TRW Automotive, Inc. CONV 144A@
3.500%, 12/01/15	250	297,813
United Components, Inc.
9.375%, 06/15/13	100	100,500

		2,488,172

Banks — 3.8%
BAC Capital Trust VI
5.625%, 03/08/35	555	458,251
CIT Group, Inc.
7.000%, 05/01/17	2,150	1,983,375
FBOP Corp. 144A@^¤~
10.000%, 01/15/11	150	0
GMAC LLC
8.000%, 11/01/31	600	573,000
GMAC, Inc. 144A@
8.300%, 02/12/15	500	525,000
8.000%, 03/15/20	325	333,125
Provident Funding Associates 144A@
10.250%, 04/15/17	200	201,500
Royal Bank of Scotland Group Plc
7.648%, 08/29/49•	175	146,562

		4,220,813

	Par (000)	Value†

Beverages — 0.1%
Constellation Brands, Inc.
8.375%, 12/15/14	$25	$27,031
Cott Beverages, Inc. 144A@
8.375%, 11/15/17	75	77,438

		104,469

Biotechnology — 0.2%
Talecris Biotherapeutics Holdings Corp. 144A@
7.750%, 11/15/16	275	276,375

Building Materials — 1.3%
Associated Materials LLC
9.875%, 11/15/16	25	27,000
Boise Cascade LLC
7.125%, 10/15/14	295	272,875
Cemex Finance LLC 144A@
9.500%, 12/14/16	160	165,600
Gibraltar Industries, Inc.
8.000%, 12/01/15	425	418,625
Goodman Global, Inc.
13.500%, 02/15/16	175	195,562
Grohe Holding GmbH
3.559%, 01/15/14•	50	60,442
8.625%, 10/01/14 144A @	50	61,961
Ply Gem Industries, Inc.
11.750%, 06/15/13	250	263,750
Texas Industries, Inc.
7.250%, 07/15/13	25	24,563

		1,490,378

Chemicals — 2.2%
Ashland, Inc. 144A@
9.125%, 06/01/17	350	392,000
Cognis GmbH 144A@
9.500%, 05/15/14	50	69,390
Hexion Finance Escrow LLC 144A @
8.875%, 02/01/18	475	467,875
Huntsman International LLC 144A@
6.875%, 11/15/13	325	444,451
Kerling Plc 144A@
10.625%, 01/28/17	200	283,638
Momentive Performance Materials, Inc.
9.750%, 12/01/14	175	175,000
11.500%, 12/01/16	225	209,250
PolyOne Corp.
8.875%, 05/01/12	125	132,188
Rhodia SA 144A@
3.434%, 10/15/13•	100	129,325
Solutia, Inc.
8.750%, 11/01/17	175	184,625

		2,487,742

Coal — 1.5%
Arch Coal, Inc. 144A@
8.750%, 08/01/16	150	158,625
Consol Energy, Inc. 144A@
8.000%, 04/01/17	325	333,938

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Coal — (continued)
8.250%, 04/01/20	$150	$154,125
Foundation PA Coal Co. LLC
7.250%, 08/01/14	425	432,437
International Coal Group, Inc.
9.125%, 04/01/18	50	50,750
Massey Energy Co. CONV
3.250%, 08/01/15	116	112,520
Peabody Energy Corp.
7.375%, 11/01/16	300	317,250
4.750%, 12/15/41 CONV	100	108,250

		1,667,895

Commercial Services — 4.6%
ARAMARK Corp.
5.000%, 06/01/12	200	197,000
3.749%, 02/01/15•	275	255,750
Avis Budget Car Rental LLC
7.625%, 05/15/14	400	396,000
9.625%, 03/15/18 144A @	50	52,250
Deluxe Corp.
7.375%, 06/01/15	500	500,000
Education Management LLC
8.750%, 06/01/14	125	128,750
10.250%, 06/01/16	23	25,300
Europcar Groupe SA 144A@
4.162%, 05/15/13•	100	122,910
8.125%, 05/15/14	150	197,534
FTI Consulting, Inc.
7.750%, 10/01/16	225	229,500
Garda World Security Corp. 144A@
9.750%, 03/15/17	150	153,563
H&E Equipment Services, Inc.
8.375%, 07/15/16	25	24,188
iPayment, Inc.
9.750%, 05/15/14	250	228,125
KAR Auction Services, Inc.
8.750%, 05/01/14	125	127,500
10.000%, 05/01/15	475	498,750
Mac-Gray Corp.
7.625%, 08/15/15	300	294,375
RSC Equipment Rental, Inc. 144A@
10.000%, 07/15/17	175	185,500
Sunstate Equipment Co. LLC 144A@
10.500%, 04/01/13	225	197,437
The Hertz Corp.
8.875%, 01/01/14	150	154,125
10.500%, 01/01/16	200	214,750
The ServiceMaster Co. PIK 144A@
10.750%, 07/15/15	150	157,500
Ticketmaster Entertainment LLC
10.750%, 08/01/16	250	278,750
United Rentals North America, Inc.
10.875%, 06/15/16	475	516,562

		5,136,119

	Par (000)	Value†

Computers — 0.7%
Brocade Communications Systems, Inc. 144A@
6.875%, 01/15/20	$75	$76,500
Seagate Technology International 144A@
10.000%, 05/01/14	200	226,500
SunGard Data Systems, Inc.
9.125%, 08/15/13	400	410,000
10.625%, 05/15/15	75	81,750
10.250%, 08/15/15	25	26,281

		821,031

Distribution & Wholesale — 0.4%
ACE Hardware Corp. 144A@
9.125%, 06/01/16	425	455,812

Diversified Financial Services — 7.6%
AAC Group Holding Corp. STEP 144A@
10.250%, 10/01/12	100	99,875
American General Finance Corp.
6.900%, 12/15/17	350	306,568
CEDC Finance Corp. International, Inc. 144A@
9.125%, 12/01/16	100	105,500
Citigroup Capital XXI
8.300%, 12/21/49•	400	405,000
E*TRADE Financial Corp.
7.375%, 09/15/13	325	312,000
7.875%, 12/01/15	175	168,000
12.500%, 11/30/17 PIK	673	804,235
0.215%, 08/31/19 CONV +	134	213,898
Ford Motor Credit Co. LLC
12.000%, 05/15/15	275	328,541
Fresenius US Finance II, Inc. 144A@
9.000%, 07/15/15	75	83,625
Icahn Enterprises LP 144A@
7.750%, 01/15/16	350	336,875
International Lease Finance Corp.
5.300%, 05/01/12	75	72,845
6.625%, 11/15/13	100	97,327
5.650%, 06/01/14	200	185,362
8.625%, 09/15/15 144A @	475	485,572
iPayment Investors LP PIK 144A @^
12.750%, 07/15/14	270	225,522
Janus Capital Group, Inc.
6.950%, 06/15/17	225	223,702
LBI Escrow Corp. 144A@
8.000%, 11/01/17	400	415,000
Nuveen Investments, Inc.
5.500%, 09/15/15	750	576,562
10.500%, 11/15/15	300	291,000
Pinnacle Foods Finance LLC
9.250%, 04/01/15 144A @	125	128,125
10.625%, 04/01/17	75	79,313
Reliance Intermediate Holdings LP 144A@
9.500%, 12/15/19	225	237,937
Residential Capital LLC
9.625%, 05/15/15	575	566,375

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
SLM Corp.
5.375%, 05/15/14	$250	$236,797
8.450%, 06/15/18	525	530,965
UCI Holdco, Inc. PIK
8.257%, 12/15/13•	377	354,516
Universal City Development Partners Ltd. 144A@
8.875%, 11/15/15	200	201,500
10.875%, 11/15/16	75	78,375
UPC Germany GmbH 144A@
8.125%, 12/01/17	275	283,594
9.625%, 12/01/19	25	35,455

		8,469,961

Electric — 2.6%
Dynegy Holdings, Inc.
7.500%, 06/01/15	250	207,500
7.750%, 06/01/19	275	207,625
Energy Future Holdings Corp.
10.875%, 11/01/17	300	222,750
12.000%, 11/01/17 PIK	325	220,674
Mirant North America LLC
7.375%, 12/31/13	100	99,750
North American Energy Alliance LLC 144A@
10.875%, 06/01/16	100	106,500
NRG Energy, Inc.
7.250%, 02/01/14	100	100,750
7.375%, 02/01/16	250	248,125
7.375%, 01/15/17	300	297,000
PNM Resources, Inc.
9.250%, 05/15/15	250	265,937
RRI Energy, Inc.
7.625%, 06/15/14	175	163,625
6.750%, 12/15/14	108	107,730
7.875%, 06/15/17	125	112,187
The AES Corp.
7.750%, 03/01/14	25	25,563
9.750%, 04/15/16 144A @	350	378,875
United Maritime Group LLC 144A @
11.750%, 06/15/15	150	153,750

		2,918,341

Electrical Components & Equipment — 0.3%
Anixter, Inc.
10.000%, 03/15/14	125	146,250
Coleman Cable, Inc. 144A@
9.000%, 02/15/18	200	202,000

		348,250

Electronics — 0.1%
Flextronics International Ltd.
6.250%, 11/15/14	55	55,688

Engineering & Construction — 1.0%
Dycom Industries, Inc.
8.125%, 10/15/15	175	162,750
Esco Corp. 144A@
4.132%, 12/15/13•	100	88,750

	Par (000)	Value†

Engineering & Construction — (continued)
8.625%, 12/15/13	$475	$477,375
Obrascon Huarte Lain SA
6.250%, 05/18/12	250	337,276

		1,066,151

Entertainment — 1.9%
AMC Entertainment, Inc.
8.750%, 06/01/19	200	210,000
Cinemark USA, Inc.
8.625%, 06/15/19	125	131,719
Lions Gate Entertainment, Inc. 144A @
10.250%, 11/01/16	200	204,750
MU Finance Plc 144A@
8.375%, 02/01/17	400	394,500
Pinnacle Entertainment, Inc.
144A @ 8.625%, 08/01/17	150	146,625
Pokagon Gaming Authority 144A @
10.375%, 06/15/14	350	367,500
Regal Cinemas Corp.
8.625%, 07/15/19	275	289,437
Shingle Springs Tribal Gaming Authority 144A @
9.375%, 06/15/15	250	207,500
Speedway Motorsports, Inc.
8.750%, 06/01/16	150	159,750

		2,111,781

Environmental Control — 0.2%
Casella Waste Systems, Inc.
9.750%, 02/01/13	200	200,000

Food — 1.5%
Bumble Bee Foods LLC 144A@
7.750%, 12/15/15	150	151,875
Campofrio Food Group SA 144A @
8.250%, 10/31/16	75	104,855
Dole Food Co.
13.875%, 03/15/14	81	97,504
Great Atlantic & Pacific Tea Co.
6.750%, 12/15/12 CONV	300	263,250
11.375%, 08/01/15 144A @	225	221,625
Ingles Markets, Inc.
8.875%, 05/15/17	150	156,750
JBS USA LLC 144A @
11.625%, 05/01/14	125	142,500
Tyson Foods, Inc.
10.500%, 03/01/14	250	296,875
US Foodservice 144A@
10.250%, 06/30/15	250	260,000

		1,695,234

Forest Products & Paper — 2.2%
Boise Paper Holdings LLC 144A@
9.000%, 11/01/17	100	105,000
8.000%, 04/01/20	125	125,000
Cascades, Inc. 144A@
7.750%, 12/15/17	125	125,938
7.875%, 01/15/20	100	100,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Forest Products & Paper — (continued)
Cellu Tissue Holdings, Inc.
11.500%, 06/01/14	$125	$139,375
Clearwater Paper Corp. 144A @
10.625%, 06/15/16	100	111,000
Domtar Corp.
7.125%, 08/15/15	200	208,000
9.500%, 08/01/16	25	27,625
Georgia-Pacific LLC
7.000%, 01/15/15 144A @	150	155,250
7.700%, 06/15/15	200	212,000
8.250%, 05/01/16 144A @	75	81,750
Neenah Paper, Inc.
7.375%, 11/15/14	200	196,500
NewPage Corp.
10.000%, 05/01/12	200	138,750
11.375%, 12/31/14	350	348,250
Sappi Papier Holding AG 144A @
6.750%, 06/15/12	100	99,500
Smurfit Kappa Acquisitions 144A@
7.250%, 11/15/17	75	104,338
7.750%, 11/15/19	100	140,468

		2,419,244

Healthcare Products — 1.1%
Accellent, Inc.
10.500%, 12/01/13	125	126,875
8.375%, 02/01/17 144A @	150	152,250
Bausch & Lomb, Inc.
9.875%, 11/01/15	225	237,937
Biomet, Inc.
11.625%, 10/15/17	500	560,000
Universal Hospital Services, Inc.
3.859%, 06/01/15•	125	106,563
8.500%, 06/01/15 PIK	50	49,750

		1,233,375

Healthcare Services — 3.5%
Centene Corp.
7.250%, 04/01/14	200	198,250
Community Health Systems, Inc.
8.875%, 07/15/15	375	388,125
DaVita, Inc.
6.625%, 03/15/13	150	150,938
7.250%, 03/15/15	150	153,000
HCA, Inc.
9.250%, 11/15/16	425	451,828
9.625%, 11/15/16 PIK	409	438,225
9.875%, 02/15/17 144A @	175	190,750
8.500%, 04/15/19 144A @	375	403,359
HealthSouth Corp.
10.750%, 06/15/16	200	216,250
IASIS Healthcare LLC
8.750%, 06/15/14	125	127,344
Symbion, Inc. PIK
11.000%, 08/23/15	232	202,674
Tenet Healthcare Corp.
6.500%, 06/01/12	75	75,188
9.875%, 07/01/14	375	398,437

	Par (000)	Value†

Healthcare Services — (continued)
U.S. Oncology Holdings, Inc. PIK
6.643%, 03/15/12•	$231	$219,005
U.S. Oncology, Inc.
10.750%, 08/15/14	50	52,000
9.125%, 08/15/17	75	78,375
United Surgical Partners International, Inc.
8.875%, 05/01/17	150	155,625

		3,899,373

Holding Companies — 1.3%
AMH Holdings, Inc. STEP
11.250%, 03/01/14	150	154,313
Beverage Packaging Holdings Luxembourg II SA 144A @
9.500%, 06/15/17	425	608,471
Icahn Enterprises LP CONV
4.000%, 08/15/13•	223	197,355
Reynolds Group Issuer, Inc. 144A@
7.750%, 10/15/16	200	205,500
8.000%, 12/15/16	100	137,092
Smurfit Kappa Funding Plc
7.750%, 04/01/15	100	98,000

		1,400,731

Home Builders — 0.3%
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16	150	159,750
Standard Pacific Corp.
10.750%, 09/15/16	175	186,156

		345,906

Home Furnishings — 0.2%
Sealy Mattress Co.
8.250%, 06/15/14	75	75,000
10.875%, 04/15/16 144A @	100	112,000

		187,000

Household Products & Wares — 0.5%
ACCO Brands Corp. 144A @
10.625%, 03/15/15	75	81,938
Central Garden & Pet Co.
8.250%, 03/01/18	150	152,062
The Scotts Miracle-Gro Co.
7.250%, 01/15/18	100	102,000
Yankee Acquisition Corp.
8.500%, 02/15/15	200	206,000

		542,000

Insurance — 1.6%
American International Group, Inc.
8.250%, 08/15/18	525	550,872
8.175%, 05/15/49•	500	422,500
HUB International Holdings, Inc. 144A@
9.000%, 12/15/14	250	242,500
10.250%, 06/15/15	475	454,812
USI Holdings Corp. 144A@
9.750%, 05/15/15	125	118,125

		1,788,809

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Internet — 0.4%
Equinix, Inc.
8.125%, 03/01/18	$175	$181,125
NetFlix, Inc.
8.500%, 11/15/17	150	157,500
Terremark Worldwide, Inc. 144A @
12.250%, 06/15/17	125	143,750

		482,375

Iron & Steel — 1.9%
Algoma Acquisition Corp. 144A@
9.875%, 06/15/15	175	161,000
Edgen Murray Corp. 144A@
12.250%, 01/15/15	350	327,687
Metals USA Holdings Corp. PIK
6.751%, 07/01/12•	28	24,308
Ryerson Holding Corp. 144A@
16.320%, 02/01/15+	600	279,000
Ryerson, Inc.
12.000%, 11/01/15	250	262,500
Steel Capital SA 144A @
9.750%, 07/29/13	300	331,125
Steel Dynamics, Inc.
7.375%, 11/01/12	200	208,000
6.750%, 04/01/15	150	151,125
Tube City IMS Corp.
9.750%, 02/01/15	325	319,719

		2,064,464

Leisure Time — 0.2%
Cirsa Finance Luxembourg SA 144A @
8.750%, 05/15/14	50	68,546
Easton-Bell Sports, Inc. 144A @
9.750%, 12/01/16	50	52,625
Travelport LLC
11.875%, 09/01/16	75	82,219

		203,390

Lodging — 2.7%
Ameristar Casinos, Inc.
9.250%, 06/01/14	250	261,875
Gaylord Entertainment Co.
6.750%, 11/15/14	175	167,563
Harrah’s Operating Co., Inc.
10.000%, 12/15/15	62	55,025
11.250%, 06/01/17	500	538,750
10.000%, 12/15/18	475	393,062
MGM Mirage
13.000%, 11/15/13	150	174,750
10.375%, 05/15/14 144A @	125	137,813
11.125%, 11/15/17 144A @	300	337,500
11.375%, 03/01/18 144A @	350	337,750
9.000%, 03/15/20 144A @	175	180,250
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/14	225	243,562
Wynn Las Vegas LLC 144A @
7.875%, 11/01/17	200	203,500

		3,031,400

	Par (000)	Value†

Machinery - Construction & Mining — 0.2%
Terex Corp.
10.875%, 06/01/16	$25	$27,688
8.000%, 11/15/17	175	170,187

		197,875

Machinery - Diversified — 0.6%
Columbus McKinnon Corp.
8.875%, 11/01/13	300	306,750
CPM Holdings, Inc. 144A @
10.625%, 09/01/14	100	106,500
The Manitowoc Co., Inc.
7.125%, 11/01/13	75	74,813
9.500%, 02/15/18	175	182,437

		670,500

Media — 6.4%
Cengage Learning Acquisitions, Inc. STEP 144A@
13.250%, 07/15/15	250	242,500
Cequel Communications Holdings I LLC 144A @
8.625%, 11/15/17	200	205,500
Charter Communications Operating LLC 144A @
10.875%, 09/15/14	125	139,844
Clear Channel Communications, Inc.
5.000%, 03/15/12	125	110,625
10.750%, 08/01/16	150	117,375
Clear Channel Worldwide Holdings, Inc. 144A@
9.250%, 12/15/17	200	209,000
CSC Holdings, Inc.
8.500%, 04/15/14 144A @	275	292,875
7.625%, 07/15/18	150	156,750
8.625%, 02/15/19 144A @	275	301,125
CW Media Holdings, Inc. PIK 144A@
13.500%, 08/15/15	54	60,179
DirecTV Holdings LLC
6.375%, 06/15/15	100	103,875
7.625%, 05/15/16	325	364,000
DISH DBS Corp.
6.375%, 10/01/11	175	182,000
6.625%, 10/01/14	275	277,062
7.750%, 05/31/15	25	26,125
ION Media Networks, Inc. CONV¤~
11.000%, 07/31/13	1	0
Kabel Deutschland GmbH
10.625%, 07/01/14	200	209,750
Mediacom Broadband LLC
8.500%, 10/15/15	100	102,250
Nexstar Finance Holdings LLC STEP
11.375%, 04/01/13	96	85,570
Nexstar Finance, Inc.
0.500%, 01/15/14 PIK 144A @	131	106,386
7.000%, 01/15/14^	43	34,830
Nielsen Finance LLC
11.625%, 02/01/14	375	423,750
10.000%, 08/01/14	125	130,938

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
11.500%, 05/01/16	$25	$28,250
Sinclair Broadcast Group, Inc.
8.000%, 03/15/12	186	184,605
Sinclair Television Group, Inc. 144A @
9.250%, 11/01/17	150	157,875
Sirius XM Radio, Inc. 144A@
8.750%, 04/01/15	225	224,156
9.750%, 09/01/15	50	54,000
The McClatchy Co. 144A@
11.500%, 02/15/17	225	229,781
Time Warner, Inc.
5.500%, 11/15/11	125	132,659
Umbrella Acquisition, Inc. PIK 144A @
9.750%, 03/15/15	775	668,808
Univision Communications, Inc. 144A @
12.000%, 07/01/14	175	191,625
Videotron Ltee
6.875%, 01/15/14	300	304,500
6.375%, 12/15/15	75	75,563
9.125%, 04/15/18	75	83,344
XM Satellite Radio, Inc. 144A@
11.250%, 06/15/13	100	108,250
13.000%, 08/01/13	500	563,125
7.000%, 12/01/14 CONV	225	218,812

		7,107,662

Metal Fabricate/Hardware — 0.5%
Metals USA, Inc.
11.125%, 12/01/15	250	262,500
Severstal Columbus LLC 144A@
10.250%, 02/15/18	225	236,531

		499,031

Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/15	250	272,187
8.375%, 04/01/17	250	278,125
Novelis, Inc.
7.250%, 02/15/15	225	217,125
11.500%, 02/15/15	250	269,063
Teck Resources Ltd.
9.750%, 05/15/14	250	296,250
10.250%, 05/15/16	50	59,500
10.750%, 05/15/19	225	275,625
Vedanta Resources Plc 144A@
9.500%, 07/18/18	250	276,250

		1,944,125

Miscellaneous Manufacturing — 1.3%
AGY Holding Corp.
11.000%, 11/15/14	125	107,500
American Railcar Industries, Inc.
7.500%, 03/01/14	175	167,125
Amsted Industries, Inc. 144A@
8.125%, 03/15/18	125	125,000
Bombardier, Inc. 144A@
6.300%, 05/01/14	200	207,500
8.000%, 11/15/14	50	52,375

	Par (000)	Value†

Miscellaneous Manufacturing — (continued)
7.450%, 05/01/34	$150	$138,000
Colt Defense LLC 144A@
8.750%, 11/15/17	200	200,500
Koppers, Inc. 144A@
7.875%, 12/01/19	75	77,250
RBS Global, Inc.
9.500%, 08/01/14	125	130,000
Reddy Ice Corp. 144A@
11.250%, 03/15/15	100	105,000
Reddy Ice Holdings, Inc. STEP
10.500%, 11/01/12	100	98,000

		1,408,250

Oil & Gas — 5.5%
Antero Resources Finance Corp. 144A @
9.375%, 12/01/17	375	386,250
Berry Petroleum Co.
10.250%, 06/01/14	125	137,813
8.250%, 11/01/16	250	253,125
Bill Barrett Corp.
9.875%, 07/15/16	150	161,625
Chesapeake Energy Corp.
9.500%, 02/15/15	450	489,375
Concho Resources, Inc.
8.625%, 10/01/17	225	238,500
Connacher Oil & Gas Ltd. 144A@
10.250%, 12/15/15	450	457,875
Denbury Resources, Inc.
9.750%, 03/01/16	175	192,500
8.250%, 02/15/20	275	291,500
Encore Acquisition Co.
9.500%, 05/01/16	75	81,094
Forest Oil Corp.
8.500%, 02/15/14	100	105,500
Hercules Offshore, Inc. 144A @
10.500%, 10/15/17	150	149,625
Hilcorp Energy I LP 144A@
7.750%, 11/01/15	275	271,562
8.000%, 02/15/20	225	218,250
Linn Energy LLC 144A @
8.625%, 04/15/20	375	375,000
Mariner Energy, Inc.
11.750%, 06/30/16	150	168,375
OPTI Canada, Inc.
7.875%, 12/15/14	25	23,375
8.250%, 12/15/14	350	329,000
Parker Drilling Co. 144A@
9.125%, 04/01/18	75	76,781
Penn Virginia Corp.
4.500%, 11/15/12 CONV	109	102,460
10.375%, 06/15/16	100	108,500
PetroHawk Energy Corp.
9.125%, 07/15/13	300	313,125
10.500%, 08/01/14	150	165,562
7.875%, 06/01/15	50	50,938
Quicksilver Resources, Inc.
11.750%, 01/01/16	175	200,375

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
RDS Ultra-Deepwater Ltd. 144A@
11.875%, 03/15/17	$125	$128,125
SandRidge Energy, Inc.
8.625%, 04/01/15 PIK	250	243,125
8.000%, 06/01/18 144A @	125	118,750
Swift Energy Co.
8.875%, 01/15/20	225	234,000

		6,072,085

Oil & Gas Services — 0.9%
Aquilex Holdings LLC 144A @
11.125%, 12/15/16	150	161,250
Cie Generale de Geophysique-Veritas
7.500%, 05/15/15	25	25,062
9.500%, 05/15/16	50	53,500
7.750%, 05/15/17	275	275,000
Complete Production Services, Inc.
8.000%, 12/15/16	450	445,500

		960,312

Packaging and Containers — 2.4%
Ardagh Glass Finance Plc 144A@
7.125%, 06/15/17	150	197,534
8.750%, 02/01/20	100	143,845
Ardagh Glass Group Plc PIK
10.750%, 03/01/15	125	163,767
Ball Corp.
7.375%, 09/01/19	100	105,375
Berry Plastics Corp.
8.250%, 11/15/15	275	276,719
BWAY Corp. 144A@
10.000%, 04/15/14	275	295,625
Clondalkin Acquisition BV 144A @
2.257%, 12/15/13•	50	46,938
Crown Americas LLC
7.625%, 11/15/13	70	72,100
7.750%, 11/15/15	50	52,000
7.625%, 05/15/17 144A @	100	104,250
Graphic Packaging International, Inc.
9.500%, 08/15/13	50	51,250
9.500%, 06/15/17	175	186,812
Plastipak Holdings, Inc. 144A@
8.500%, 12/15/15	225	228,937
10.625%, 08/15/19	75	83,438
10.625%, 08/15/19	125	139,062
Rock-Tenn Co.
9.250%, 03/15/16	125	136,250
Sealed Air Corp. 144A @
7.875%, 06/15/17	100	108,583
Smurfit-Stone Container Enterprises, Inc.¤
8.000%, 03/15/17	350	312,375

		2,704,860

Pharmaceuticals — 0.4%
BioScrip, Inc. 144A@
10.250%, 10/01/15	50	50,875
Novasep Holding SAS 144A @
9.750%, 12/15/16	175	169,859

	Par (000)	Value†

Pharmaceuticals — (continued)
Valeant Pharmaceuticals International 144A @
8.375%, 06/15/16	$200	$209,000

		429,734

Pipelines — 0.7%
Crosstex Energy 144A @
8.875%, 02/15/18	225	232,031
El Paso Corp.
12.000%, 12/12/13	400	468,000
8.250%, 02/15/16	100	106,750

		806,781

Real Estate — 0.3%
CB Richard Ellis Services, Inc.
11.625%, 06/15/17	100	112,000
Realogy Corp.
10.500%, 04/15/14	100	86,250
12.375%, 04/15/15	250	181,875

		380,125

Real Estate Investment Trusts — 0.8%
GGP LP CONV 144A @¤
3.980%, 04/15/27	195	201,825
Host Hotels & Resorts LP
6.750%, 06/01/16	225	225,562
Reckson Operating Partnership LP
6.000%, 03/31/16	75	73,709
SL Green Realty Corp. CONV 144A@
3.000%, 03/30/27	175	169,313
Ventas Realty LP
6.500%, 06/01/16	25	25,547
6.500%, 06/01/16	200	204,377

		900,333

Retail — 4.2%
AmeriGas Partners LP
7.250%, 05/20/15	150	152,250
7.125%, 05/20/16	325	328,250
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/14	200	211,500
Couche-Tard U.S. LP
7.500%, 12/15/13	200	203,000
Dollar General Corp.
10.625%, 07/15/15	42	46,095
11.875%, 07/15/17 PIK	206	239,990
Ferrellgas Escrow LLC
6.750%, 05/01/14	200	198,000
GameStop Corp.
8.000%, 10/01/12	225	233,437
HSN, Inc.
11.250%, 08/01/16	50	56,750
Inergy LP
8.750%, 03/01/15	125	130,781
Ltd. Brands, Inc.
6.900%, 07/15/17	25	25,500
8.500%, 06/15/19	125	139,375
Michaels Stores, Inc.
11.375%, 11/01/16	125	135,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
14.206%, 11/01/16 STEP +	$325	$287,625
O’Charley’s, Inc.
9.000%, 11/01/13	200	203,500
OSI Restaurant Partners, Inc.
10.000%, 06/15/15	125	122,813
QVC, Inc. 144A @
7.500%, 10/01/19	225	229,500
Rite Aid Corp.
9.750%, 06/12/16	50	53,750
10.375%, 07/15/16	25	26,438
10.250%, 10/15/19	225	240,187
Sally Holdings LLC
9.250%, 11/15/14	225	238,500
10.500%, 11/15/16	25	27,250
The Neiman-Marcus Group, Inc.
10.375%, 10/15/15	350	361,375
The Pantry, Inc.
7.750%, 02/15/14	250	242,500
Toys R Us Property Co. LLC 144A @
8.500%, 12/01/17	175	181,563
Wendy’s/Arby’s Group LLC
10.000%, 07/15/16	350	376,250

		4,691,179

Semiconductors — 0.8%
Advanced Micro Devices, Inc.
6.000%, 05/01/15 CONV	575	551,281
8.125%, 12/15/17 144A @	275	283,250
Freescale Semiconductor, Inc. 144A@
10.125%, 03/15/18	100	107,625

		942,156

Software — 1.0%
First Data Corp.
9.875%, 09/24/15	225	194,062
9.875%, 09/24/15	125	106,563
10.550%, 09/24/15 PIK	201	169,831
11.250%, 03/31/16	225	180,000
JDA Software Group, Inc. 144A @
8.000%, 12/15/14	125	130,000
Open Solutions, Inc. 144A @
9.750%, 02/01/15	350	301,437

		1,081,893

Storage & Warehousing — 0.5%
Mobile Mini, Inc.
9.750%, 08/01/14	500	517,500

Telecommunications — 12.3%
Alcatel-Lucent USA, Inc. CONV
2.875%, 06/15/25	50	43,313
Broadview Networks Holdings, Inc.
11.375%, 09/01/12	225	218,812
CC Holdings GS V LLC 144A @
7.750%, 05/01/17	175	190,750
Cincinnati Bell, Inc.
7.000%, 02/15/15	175	170,188
Clearwire Communications LLC 144A@

	Par (000)	Value†

Telecommunications — (continued)
12.000%, 12/01/15	$100	$101,750
12.000%, 12/01/15	650	663,000
Cricket Communications, Inc.
9.375%, 11/01/14	150	152,625
10.000%, 07/15/15	200	208,000
Crown Castle International Corp.
9.000%, 01/15/15	350	378,875
Digicel Group Ltd. 144A@
8.875%, 01/15/15	300	294,750
8.250%, 09/01/17	225	222,750
10.500%, 04/15/18	500	518,750
GCI, Inc.
7.250%, 02/15/14	250	250,312
GeoEye, Inc. 144A @
9.625%, 10/01/15	75	76,688
Hughes Network Systems LLC
9.500%, 04/15/14	125	127,188
9.500%, 04/15/14	100	102,750
Intelsat Corp.
9.250%, 06/15/16	400	419,000
Intelsat Jackson Holdings Ltd.
11.250%, 06/15/16	125	135,313
8.500%, 11/01/19 144A @	575	603,750
Intelsat Luxembourg SA STEP
11.250%, 02/04/17	475	502,312
Intelsat Subsidiary Holding Co. Ltd. 144A @ 8.875%, 01/15/15	125	128,438
iPCS, Inc. PIK
4.249%, 05/01/14	311	275,397
Leap Wireless International, Inc. CONV
4.500%, 07/15/14	350	304,500
Level 3 Financing, Inc.
9.250%, 11/01/14	375	365,625
4.140%, 02/15/15•	225	186,750
10.000%, 02/01/18 144A @	50	47,750
MetroPCS Wireless, Inc.
9.250%, 11/01/14	400	409,000
9.250%, 11/01/14	50	50,875
Nextel Communications, Inc.
6.875%, 10/31/13	300	292,500
7.375%, 08/01/15	225	213,750
NII Capital Corp. 144A @
10.000%, 08/15/16	375	410,625
Nordic Telephone Co. Holdings 144A @
8.875%, 05/01/16	425	455,812
PAETEC Holding Corp.
9.500%, 07/15/15	225	227,812
8.875%, 06/30/17	200	205,500
Qwest Communications International, Inc.
7.500%, 02/15/14	125	127,188
8.000%, 10/01/15 144A @	225	239,625
Qwest Corp.
8.875%, 03/15/12	100	109,500
3.507%, 06/15/13•	250	252,187
8.375%, 05/01/16	200	225,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Sable International Finance Ltd. 144A@
7.750%, 02/15/17	$150	$156,000
SBA Communications Corp. CONV 144A @
4.000%, 10/01/14	66	89,595
SBA Telecommunications, Inc. 144A@
8.000%, 08/15/16	50	52,625
8.250%, 08/15/19	50	53,250
Sprint Capital Corp.
8.375%, 03/15/12	175	182,000
6.875%, 11/15/28	225	181,125
8.750%, 03/15/32	225	208,687
Sprint Nextel Corp.
8.375%, 08/15/17	750	753,750
Telesat Canada
11.000%, 11/01/15	325	361,562
12.500%, 11/01/17	125	143,750
Viasat, Inc. 144A@
8.875%, 09/15/16	100	102,250
West Corp.
9.500%, 10/15/14	250	256,875
Wind Acquisition Finance SA 144A@
12.000%, 12/01/15	400	432,000
11.750%, 07/15/17	350	386,750
Wind Acquisition Holdings Finance SA 144A@
12.250%, 07/15/17	125	123,750
Windstream Corp.
8.125%, 08/01/13	25	26,188
8.625%, 08/01/16	250	255,625

		13,674,492

Textiles — 0.3%
Invista 144A@
9.250%, 05/01/12	300	303,750

Transportation — 0.4%
Bristow Group, Inc.
7.500%, 09/15/17	125	126,250
Kansas City Southern de Mexico SA de CV 144A@
8.000%, 02/01/18	100	102,500
Kansas City Southern Railway
13.000%, 12/15/13	50	59,500
Maxim Crane Works LP 144A@
12.250%, 04/15/15	125	121,613

		409,863

TOTAL CORPORATE BONDS (Cost $97,130,662)		103,657,700

	Number of Shares	Value†
WARRANTS — 0.0%
Anvil Holdings, Inc., Class A*^	9,238	185
Anvil Holdings, Inc., Class B*^	10,264	103
iPCS,Inc.144A@*~	300	0

	Number of Shares	Value†

MDP Acquisitions Plc 144A@*^	$100	$4,280
Pathmark Stores, Inc.*^~	2,350	0

Total WARRANTS (Cost $89,011)		4,568

SHORT-TERM INVESTMENTS — 3.7%
T. Rowe Price Reserve Investment Fund (Cost $4,153,646)	4,153,646	4,153,646

TOTAL INVESTMENTS — 100.0% (Cost $105,129,424)(a)		$111,273,889

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at March 31, 2010 is $670,461.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2010 is $46,072.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $105,151,310. Net unrealized appreciation was $6,128,579. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,023,383 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,900,804.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

HIGH YIELD BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Apparel	$831	$—	$831	$—
Auto Parts & Equipment	13,898	13,898	—	—
Chemicals	331,673	331,673	—	—
Electrical Components & Equipment	91,800	91,800	—	—
Entertainment	28,750	28,750	—	—
Food	113,131	113,131	—	—
Iron & Steel	265,196	265,196	—	—
Media	105,722	105,722	—	—
Mining	125,310	125,310	—	—
Packaging and Containers	253,223	253,223	—	—
Telecommunications	523,239	523,239	—	—
PREFERRED STOCKS	1,605,202	1,559,130	—	46,072
CORPORATE BONDS	103,657,700	—	103,657,700	—
WARRANTS	4,568	—	4,568	—
SHORT-TERM INVESTMENTS	4,153,646	4,153,646	—	—

TOTAL INVESTMENTS	111,273,889	7,564,718	103,663,099	46,072

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities – Preferred Stock (Market Value)
Balance as of 12/31/2009	$46,072
Transfers in and/or out of Level 3	—

Balance as of 3/31/2010	46,072

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — 65.5%
Aerospace & Defense — 3.4%
Goodrich Corp.	153,100	$10,796,612
Lockheed Martin Corp.	112,000	9,320,640
Northrop Grumman Corp.	178,700	11,717,359
United Technologies Corp.	203,500	14,979,635

		46,814,246

Agriculture — 1.6%
Altria Group, Inc.	199,600	4,095,792
Philip Morris International, Inc.	341,300	17,802,208

		21,898,000

Banks — 8.2%
Bank of America Corp.	1,792,615	31,998,178
JPMorgan Chase & Co.	575,700	25,762,575
State Street Corp.	280,900	12,679,826
U.S. Bancorp	667,300	17,269,724
Wells Fargo & Co.	867,900	27,009,048

		114,719,351

Beverages — 1.6%
PepsiCo, Inc.	332,000	21,965,120

Chemicals — 0.8%
Monsanto Co.	58,400	4,170,928
The Sherwin-Williams Co.	95,300	6,449,904

		10,620,832

Commercial Services — 1.1%
The Western Union Co.	928,500	15,747,360

Computers — 2.2%
International Business Machines Corp.	236,100	30,279,825

Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	276,282	17,480,362

Distribution & Wholesale — 0.3%
Mitsubishi Corp.	146,900	3,849,663

Diversified Financial Services — 0.9%
Ameriprise Financial, Inc.	275,500	12,496,680

Electric — 3.1%
American Electric Power Co., Inc.	288,300	9,854,094
Entergy Corp.	101,000	8,216,350
NV Energy, Inc.	862,400	10,633,392
OGE Energy Corp.	330,300	12,861,882
PG&E Corp.	40,000	1,696,800

		43,262,518

Electronics — 2.6%
Thermo Fisher Scientific, Inc.*	384,300	19,768,392
Tyco Electronics Ltd.	591,925	16,266,099

		36,034,491

Entertainment — 0.3%
Madison Square Garden, Inc., Class A*	196,050	4,260,166

Environmental Control — 0.1%
Republic Services, Inc.	61,300	1,778,926

	Number of Shares	Value†

Food — 3.0%
Campbell Soup Co.	297,000	$10,498,950
General Mills, Inc.	141,514	10,017,776
Kellogg Co.	391,600	20,923,188

		41,439,914

Gas — 0.2%
CenterPoint Energy, Inc.	197,300	2,833,228

Healthcare Products — 6.3%
Bard (C.R.), Inc.	173,200	15,002,584
Baxter International, Inc.	102,000	5,936,400
Becton, Dickinson & Co.	51,300	4,038,849
CareFusion Corp.*	392,291	10,368,251
Covidien Plc	595,725	29,953,053
Henry Schein, Inc.*	253,771	14,947,112
Johnson & Johnson	70,900	4,622,680
Stryker Corp.	44,700	2,557,734

		87,426,663

Household Products & Wares — 0.6%
Clorox Co.	106,500	6,830,910
Fortune Brands, Inc.	22,700	1,101,177

		7,932,087

Insurance — 3.2%
AON Corp.	572,500	24,451,475
MetLife, Inc.	248,300	10,761,322
White Mountains Insurance Group Ltd.	27,500	9,762,500

		44,975,297

Internet — 0.0%
AOL, Inc.*	10,000	252,800

Media — 3.7%
Cablevision Systems Corp., Class A	432,800	10,447,792
Discovery Communications, Inc., Class C*	91,900	2,702,779
Time Warner, Inc.	1,220,966	38,179,607

		51,330,178

Miscellaneous Manufacturing — 3.8%
Danaher Corp.	387,439	30,960,251
Tyco International Ltd.	570,325	21,814,931

		52,775,182

Oil & Gas — 4.7%
CNX Gas Corp.*	352,000	13,393,600
Exxon Mobil Corp.	406,700	27,240,766
Hess Corp.	54,800	3,427,740
Japan Petroleum Exploration Co.	54,400	2,758,113
Murphy Oil Corp.	96,800	5,439,192
Nexen, Inc.	555,200	13,718,992

		65,978,403

Pharmaceuticals — 3.0%
Cardinal Health, Inc.	154,382	5,562,384
Merck & Co., Inc.	215,900	8,063,865
Pfizer, Inc.	1,630,208	27,958,067

		41,584,316

Pipelines — 2.3%
Spectra Energy Corp.	467,095	10,523,650

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (UNAUDITED)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pipelines — (continued)
The Williams Cos., Inc.	943,500	$21,794,850

		32,318,500

Real Estate — 0.3%
The St. Joe Co.*#	141,100	4,564,585

Retail — 5.4%
AutoZone, Inc.*	88,300	15,283,847
CVS Caremark Corp.	290,700	10,627,992
Dollar General Corp.*	221,500	5,592,875
Lowe’s Cos., Inc.	1,091,400	26,455,536
McDonald’s Corp.	157,900	10,535,088
Wal-Mart Stores, Inc.	123,100	6,844,360

		75,339,698

Software — 0.8%
CA, Inc.	353,100	8,287,257
Microsoft Corp.	121,000	3,541,670

		11,828,927

Telecommunications — 0.4%
AT&T, Inc.	132,700	3,428,968
Vodafone Group Plc ADR	122,000	2,841,380

		6,270,348

Toys, Games & Hobbies — 0.3%
Hasbro, Inc.	126,900	4,857,732

TOTAL COMMON STOCKS (Cost $727,825,923)		912,915,398

PREFERRED STOCKS — 1.8%
Diversified Financial Services — 0.5%
AMG Capital Trust I CONV	163,900	6,801,850

Finance — 0.0%
Federal National Mortgage Association CONV*	70	210,000

Food — 0.1%
Heinz (H.J.) Finance Co.144A@^	15	1,582,969

Housewares — 0.5%
Newell Financial Trust I CONV	159,100	6,403,775

Insurance — 0.5%
Aspen Insurance Holdings Ltd. CONV	131,475	7,158,814

Oil & Gas — 0.0%
Goodrich Petroleum Corp. CONV	5,543	184,582

Telecommunications — 0.2%
Crown Castle International Corp. CONV	51,000	3,031,950

TOTAL PREFERRED STOCKS (Cost $31,753,924)		25,373,940

	Par (000)	Value†
CORPORATE BONDS — 13.6%
Advertising — 0.2%
Lamar Media Corp.
9.750%, 04/01/14	$2,630	$2,873,275

Airlines — 0.2%
American Airlines Pass Through Trust 2009-1A
10.375%, 07/02/19	437	505,792
Continental Airlines 2009-1 Class A Pass Through Trust
9.000%, 07/08/16	980	1,058,169
Delta Air Lines, Inc. 7.750%, 12/17/19	890	934,500

		2,498,461

Beverages — 0.3%
Anheuser-Busch Inbev Worldwide, Inc.144A@^
1.015%, 03/26/13•	4,440	4,449,004

Biotechnology — 0.7%
Life Technologies Corp.
3.375%, 03/01/13	845	849,669
Millipore Corp. CONV
3.750%, 06/01/26	7,608	9,519,510

		10,369,179

Chemicals — 0.3%
Airgas, Inc.
2.850%, 10/01/13	3,990	3,981,162

Coal — 1.2%
Consol Energy, Inc. 144A@
8.000%, 04/01/17	4,325	4,443,938
Peabody Energy Corp.
6.875%, 03/15/13	425	429,781
4.750%, 12/15/41 CONV	10,987	11,893,427

		16,767,146

Computers — 0.1%
Brocade Communications Systems, Inc. 144A@
6.625%, 01/15/18^	875	890,313
6.875%, 01/15/20	200	204,000

		1,094,313

Cosmetics & Personal Care — 0.1%
The Procter & Gamble Co.
5.500%, 02/01/34	785	788,047

Diversified Financial Services — 0.2%
Janus Capital Group, Inc.
6.950%, 06/15/17	1,850	1,839,327
Teco Finance, Inc.
7.000%, 05/01/12	770	830,060

		2,669,387

Electric — 0.6%
Black Hills Corp.
9.000%, 05/15/14	350	404,052

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
Calpine Construction Finance Co. LP 144A@#
8.000%, 06/01/16	$2,800	$2,863,000
CMS Energy Corp.
6.250%, 02/01/20	175	172,925
Dominion Resources, Inc.
5.200%, 08/15/19	500	511,761
Kansas Gas & Electric Co. 144A @^
6.700%, 06/15/19	490	551,394
Otter Tail Corp.
9.000%, 12/15/16	890	925,600
Pacific Gas & Electric Co.
1.204%, 06/10/10•	870	871,503
Public Service Co. of Colorado
5.125%, 06/01/19	805	837,270
Virginia Electric & Power Co.
6.000%, 01/15/36	975	1,005,191

		8,142,696

Electrical Components & Equipment — 0.1%
SunPower Corp. CONV
4.750%, 04/15/14	928	882,760

Electronics — 0.3%
Newport Corp. CONV
2.500%, 02/15/12	3,930	3,669,638

Food — 0.1%
Kellogg Co.
4.450%, 05/30/16	1,480	1,571,892

Forest Products & Paper — 0.1%
Georgia-Pacific LLC 144A @
8.250%, 05/01/16	800	872,000

Gas — 0.0%
Atmos Energy Corp.
8.500%, 03/15/19	435	533,686

Healthcare Products — 0.2%
Beckman Coulter, Inc.
7.000%, 06/01/19	435	488,714
CareFusion Corp.
6.375%, 08/01/19	875	956,859
Johnson & Johnson
5.950%, 08/15/37	1,655	1,791,680

		3,237,253

Healthcare Services — 0.3%
LifePoint Hospitals, Inc. CONV
3.250%, 08/15/25	3,676	3,579,505

Household Products & Wares — 0.1%
Fortune Brands, Inc.
5.125%, 01/15/11	930	956,646

	Par (000)	Value†

Internet — 0.0%
VeriSign, Inc. CONV
3.250%, 08/15/37	$761	$687,754

Iron & Steel — 0.2%
United States Steel Corp. CONV
4.000%, 05/15/14	1,206	2,534,108

Lodging — 0.4%
Hyatt Hotels Corp. 144A @^
6.875%, 08/15/19	1,090	1,115,903
MGM Mirage
13.000%, 11/15/13	770	897,050
10.375%, 05/15/14 144A @	770	848,925
9.000%, 03/15/20 144A @	600	618,000
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/14	1,350	1,461,375

		4,941,253

Machinery - Diversified — 0.1%
Roper Industries, Inc.
6.250%, 09/01/19	1,365	1,446,488

Media — 1.1%
CSC Holdings, Inc.
7.625%, 04/01/11	3,625	3,783,594
DIRECTV Holdings LLC 144A @^
5.875%, 10/01/19	315	327,817
DISH DBS Corp.
6.625%, 10/01/14	1,800	1,813,500
Liberty Media LLC CONV
3.125%, 03/30/23	4,408	4,677,990
Sirius XM Radio, Inc. 144A@
9.750%, 09/01/15	100	108,000
Time Warner, Inc.
6.875%, 05/01/12	2,439	2,682,790
XM Satellite Radio, Inc. 144A@
11.250%, 06/15/13	1,150	1,244,875

		14,638,566

Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.
3.881%, 04/01/15•	8,150	8,231,500
Newmont Mining Corp. CONV
1.250%, 07/15/14#	1,386	1,779,278
1.625%, 07/15/17	3,006	3,881,497
Teck Resources Ltd.
10.750%, 05/15/19	800	980,000

		14,872,275

Miscellaneous Manufacturing — 0.2%
Actuant Corp. CONV
2.000%, 11/15/23	272	292,060
Tyco Electronics Group SA
6.000%, 10/01/12	1,750	1,884,276
6.550%, 10/01/17#	910	1,001,169

		3,177,505

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — 0.8%
Anadarko Petroleum Corp.
8.700%, 03/15/19	$440	$544,359
ConocoPhillips
6.500%, 02/01/39	870	971,841
Devon Energy Corp.
6.300%, 01/15/19	560	625,053
Forest Oil Corp.
8.500%, 02/15/14	1,300	1,371,500
Goodrich Petroleum Corp. CONV #
3.250%, 12/01/26	223	208,226
Hess Corp.
8.125%, 02/15/19	870	1,060,487
PetroHawk Energy Corp.
10.500%, 08/01/14	75	82,781
Pride International, Inc.
8.500%, 06/15/19	610	689,300
Questar Market Resources, Inc.
6.800%, 03/01/20	440	478,641
Quicksilver Resources, Inc.#
11.750%, 01/01/16	1,200	1,374,000
Range Resources Corp.
8.000%, 05/15/19	750	800,625
Shell International Finance BV
6.375%, 12/15/38	1,305	1,437,074
XTO Energy, Inc.
6.500%, 12/15/18	375	432,805
6.750%, 08/01/37	865	1,012,743

		11,089,435

Oil & Gas Services — 0.5%
Oil States International, Inc. CONV
2.375%, 07/01/25	4,889	7,382,390

Packaging and Containers — 0.0%
Ball Corp.
7.375%, 09/01/19	50	52,688
Silgan Holdings, Inc.
7.250%, 08/15/16	375	389,062

		441,750

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International CONV
4.000%, 11/15/13	1,536	2,138,880

Pipelines — 0.2%
Buckeye Partners LP
5.500%, 08/15/19	1,005	1,017,388
Gulfstream Natural Gas System LLC 144A @^
6.950%, 06/01/16	505	567,353
Magellan Midstream Partners LP
6.550%, 07/15/19	195	215,974
Southeast Supply Header LLC 144A @^
4.850%, 08/15/14	430	439,972
Spectra Energy Capital LLC
5.650%, 03/01/20	455	467,999

	Par (000)	Value†

Pipelines — (continued)
Tennessee Gas Pipeline Co.
8.000%, 02/01/16	$100	$115,250
Williams Partners LP 144A@^
3.800%, 02/15/15	445	444,202

		3,268,138

Real Estate Investment Trusts — 0.3%
Host Hotels & Resorts LP CONV 144A @^
2.625%, 04/15/27	5,153	4,933,997

Retail — 1.0%
Dollar General Corp.
10.625%, 07/15/15	3,500	3,841,250
Group 1 Automotive, Inc. CONV
3.000%, 03/15/20 144A @^	888	879,919
2.250%, 06/15/36 STEP	6,216	5,135,970
Home Depot, Inc.
4.625%, 08/15/10	218	221,174
5.400%, 03/01/16	2,175	2,350,301
Penske Auto Group, Inc.
7.750%, 12/15/16	2,125	2,045,312

		14,473,926

Semiconductors — 1.2%
Linear Technology Corp. CONV
3.000%, 05/01/27	10,153	9,873,792
Xilinx, Inc. CONV
3.125%, 03/15/37	8,074	7,448,265

		17,322,057

Telecommunications — 1.3%
Alcatel-Lucent USA, Inc. CONV
2.875%, 06/15/25	3,600	3,118,500
CC Holdings GS V LLC 144A @
7.750%, 05/01/17	3,400	3,706,000
Cellco Partnership
3.750%, 05/20/11	615	634,144
Crown Castle International Corp.
9.000%, 01/15/15	500	541,250
Harris Corp.
6.375%, 06/15/19	260	283,463
JDS Uniphase Corp. CONV
1.000%, 05/15/26	5,290	4,780,837
SBA Communications Corp. CONV
1.875%, 05/01/13	959	1,014,143
SBA Telecommunications, Inc. 144A@
8.000%, 08/15/16	300	315,750
8.250%, 08/15/19	225	239,625
Sprint Capital Corp.
8.375%, 03/15/12	2,650	2,756,000
6.900%, 05/01/19	300	274,500

		17,664,212

TOTAL CORPORATE BONDS (Cost $171,935,408)		189,948,784

LOAN AGREEMENTS — 7.0%
Auto Parts & Equipment — 0.7%
Federal Mogul Corp.‡

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS — (continued)
Auto Parts & Equipment — (continued)
2.158%-2.178%, 12/29/14	$4,488	$4,142,077
2.158%-2.178%, 12/28/15	6,234	5,753,161

		9,895,238

Chemicals — 0.0%
Nalco Co.‡
1.978%, 05/01/16	499	496,670

Diversified Financial Services — 0.6%
Nuveen Investment, Inc.‡
3.249%-3.323%, 11/13/14	4,088	3,741,523
Pinnacle Foods Finance LLC‡
2.979%, 04/02/14	2,453	2,378,992
7.500%, 04/02/14	750	756,795
Universal City Development Partners Ltd.‡
6.500%, 11/06/14	1,247	1,257,773

		8,135,083

Engineering & Construction — 0.5%
CSC Holdings, Inc.‡
0.980%-1.296%, 02/24/12	1,777	1,741,719
1.980%-2.046%, 03/29/16	4,718	4,715,008

		6,456,727

Entertainment — 0.2%
Cedar Fair LP‡
3.750%, 02/10/16	2,500	2,501,575

Food — 0.4%
Wm. Wrigley Jr. Co.‡
3.313%, 12/17/12	2,978	2,995,424
3.063%, 10/06/14	2,978	2,994,859

		5,990,283

Forest Products & Paper — 1.1%
Georgia-Pacific Corp.‡
2.251%, 12/20/10	352	350,398
2.251%-2.282%, 12/20/12	8,677	8,620,014
3.501%-3.504%, 12/23/14	6,466	6,497,199

		15,467,611

Healthcare Products — 0.1%
Butler Schein Animal Health‡
5.500%, 12/31/15	748	753,736

Healthcare Services — 0.4%
HCA, Inc.‡
2.728%, 11/16/12	5,966	5,779,744

Holding Companies — 0.2%
Reynolds Group Issuer, Inc.‡
6.250%, 11/05/15	1,988	2,005,706

Lodging — 0.2%
MGM Mirage‡
6.000%, 10/03/11	2,825	2,746,648

Media — 0.9%
CCO Holding LLC‡
2.752%, 09/06/14	500	457,250
Charter Communications Operating LLC‡

	Par (000)	Value†

Media — (continued)
2.230%, 03/06/14	$4,987	$4,805,890
7.250%, 03/06/14	1,489	1,522,756
Discovery Communications‡
5.250%-5.500%, 05/14/14	1,980	1,994,850
2.251%, 05/14/14	2,462	2,456,215
TWCC Holdings Corp.‡
5.000%-5.750%, 09/14/15	1,250	1,263,287

		12,500,248

Miscellaneous Manufacturing — 0.1%
RBS Global, Inc.‡
2.750%-4.750%, 07/19/13	1,750	1,668,328

Retail — 0.2%
Dollar General Corp.‡
2.979%-2.999%, 07/07/14	429	424,021
Rite Aid Corp.‡
1.980%-1.990%, 06/04/14	3,234	2,929,779

		3,353,800

Software — 1.3%
First Data Corp.‡
2.997%-3.032%, 09/24/14	11,206	9,914,180
3.001%-3.032%, 09/24/14	9,467	8,366,282

		18,280,462

Telecommunications — 0.1%
Intelsat Corp.‡
2.735%, 01/03/14	1,995	1,939,748

TOTAL LOAN AGREEMENTS (Cost $92,956,905)		97,971,607

	Number of Shares
SHORT-TERM INVESTMENTS — 11.4%
T. Rowe Price Reserve Investment Fund (Cost $159,126,286)	159,126,286	159,126,286

SECURITIES LENDING COLLATERAL — 0.7%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $10,077,580)	10,077,580	10,077,580

TOTAL INVESTMENTS — 100.0% (Cost $1,193,676,026)(a)		$1,395,413,595

	Number of Contracts
WRITTEN OPTIONS
Call Options — (0.5)%
Altria Group, Inc., $20, 01/22/11*	(1,996)	(243,512)
American Electric Power Co., Inc., $35, 01/22/11*	(1,395)	(195,300)
AT&T, Inc., $25, 01/22/11*	(1,327)	(232,225)
Bank of America Corp., $17.50, 01/22/11*	(1,982)	(479,644)
Bard (C.R.), Inc., $90,07/17/10*	(1,093)	(224,065)
Cardinal Health, Inc., $35, 01/22/11*	(574)	(195,160)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Contracts	Value†
WRITTEN OPTIONS — (continued)
Call Options — (continued)
Cardinal Health, Inc., $40, 01/22/11*	(765)	$(95,625)
CareFusion Corp., $27.50, 09/18/10*	(904)	(126,560)
Clorox Co., $65, 01/22/11*	(1,065)	(303,525)
CVS Caremark Corp., $35, 01/22/11*	(574)	(246,820)
CVS Caremark Corp., $40, 01/22/11*	(955)	(178,585)
Exxon Mobil Corp., $75, 01/22/11*	(3,234)	(527,142)
Exxon Mobil Corp., $80, 01/22/11*	(833)	(69,139)
Goodrich Corp., $70, 01/22/11*	(1,531)	(995,150)
Johnson & Johnson, $70, 01/22/11*	(709)	(82,953)
McDonald's Corp., $70, 01/22/11*	(1,579)	(356,854)
Merck & Co., Inc., $45, 01/22/11*	(2,159)	(153,289)
PepsiCo, Inc., $70, 01/22/11*	(2,084)	(460,564)
Pfizer, Inc., $20, 01/22/11*	(16,294)	(668,054)
PG&E Corp., $45, 06/19/10*	(400)	(14,000)
Stryker Corp., $55, 01/22/11*	(447)	(250,320)
The Procter & Gamble Co., $65, 01/22/11*	(2,621)	(710,291)
The Sherwin-Williams Co., $75, 01/22/11*	(593)	(151,215)
Vodafone Group Plc ADR, $25, 01/22/11*	(901)	(76,585)

TOTAL WRITTEN OPTIONS (Premiums $(7,854,608))		(7,036,577)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at March 31, 2010 is $16,182,843.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2010. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $1,210,213,684. Net unrealized appreciation was $185,199,911. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $ 213,022,529 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $27,822,618.
#	Security position is either entirely or partially on loan.

ADR — American Depository Receipt.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

FLEXIBLY MANAGED FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$912,915,398	$912,915,398	$—	$—
PREFERRED STOCKS	25,373,940	25,373,940	—	—
CORPORATE BONDS	189,948,784	—	189,948,784	—
LOAN AGREEMENTS	97,971,607	—	97,971,607	—
SHORT-TERM INVESTMENTS	159,126,286	159,126,286	—	—
SECURITIES LENDING COLLATERAL	10,077,580	10,077,580	—	—

TOTAL INVESTMENTS	1,395,413,595	1,107,493,204	287,920,391	—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
WRITTEN OPTIONS	$(7,036,577)	$(3,638,927)	$(3,397,650)	$—
Total Liabilities	$(7,036,577)	$(3,638,927)	$(3,397,650)	$—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 98.7%
Apparel — 1.7%
Coach, Inc.	33,000	$1,304,160
NIKE, Inc., Class B	17,000	1,249,500

		2,553,660

Auto Manufacturers — 0.6%
PACCAR, Inc.	22,600	979,484

Banks — 7.2%
JPMorgan Chase & Co.	73,500	3,289,125
Morgan Stanley	41,900	1,227,251
Northern Trust Corp.	22,300	1,232,298
PNC Financial Services Group, Inc.	14,600	871,620
The Goldman Sachs Group, Inc.	9,000	1,535,670
U.S. Bancorp	62,600	1,620,088
Wells Fargo & Co.	39,600	1,232,352

		11,008,404

Beverages — 0.9%
PepsiCo, Inc.	20,900	1,382,744

Biotechnology — 2.7%
Celgene Corp.*	12,800	793,088
Gilead Sciences, Inc.*	48,800	2,219,424
Illumina, Inc.*	14,700	571,830
Vertex Pharmaceuticals, Inc.*	11,400	465,918

		4,050,260

Chemicals — 1.6%
Monsanto Co.	8,800	628,496
Praxair, Inc.	22,700	1,884,100

		2,512,596

Commercial Services — 5.4%
Automatic Data Processing, Inc.	19,900	884,953
Mastercard, Inc., Class A#	7,500	1,905,000
The Western Union Co.	30,200	512,192
Visa, Inc., Class A	54,900	4,997,547

		8,299,692

Computers — 9.0%
Accenture Plc, Class A	36,500	1,531,175
Apple, Inc.*	43,000	10,101,990
Hewlett-Packard Co.	17,800	946,070
International Business Machines Corp.	9,100	1,167,075

		13,746,310

Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	19,112	1,209,216

Distribution & Wholesale — 0.7%
Fastenal Co.	22,200	1,065,378

Diversified Financial Services — 5.4%
American Express Co.	35,800	1,477,108
BlackRock, Inc.	2,100	457,296
CME Group, Inc.	2,200	695,442
Franklin Resources, Inc.	15,400	1,707,860
IntercontinentalExchange, Inc.*	12,000	1,346,160
Invesco Ltd.	67,400	1,476,734

	Number of Shares	Value†

Diversified Financial Services — (continued)
The Charles Schwab Corp.	60,000	$1,121,400

		8,282,000

Electronics — 1.0%
Dolby Laboratories, Inc., Class A*	24,900	1,460,883

Engineering & Construction — 0.5%
McDermott International, Inc.*	28,400	764,528

Environmental Control — 0.4%
Republic Services, Inc.	22,200	644,244

Healthcare Products — 1.7%
Intuitive Surgical, Inc.*	3,900	1,357,707
Stryker Corp.	21,200	1,213,064

		2,570,771

Insurance — 0.5%
Sun Life Financial, Inc.	21,800	701,232

Internet — 14.7%
Akamai Technologies, Inc.*	22,400	703,584
Amazon.com, Inc.*	39,500	5,361,335
Baidu, Inc. ADR*	3,600	2,149,200
eBay, Inc.*	52,500	1,414,875
Google, Inc., Class A*	14,100	7,994,841
Liberty Media Corp. - Interactive, Class A*	78,900	1,207,959
McAfee, Inc.*	26,000	1,043,380
priceline.com, Inc.*	3,000	765,000
Tencent Holdings Ltd.	84,900	1,703,631

		22,343,805

Leisure Time — 0.2%
Carnival Corp.	8,800	342,144

Lodging — 1.8%
Marriott International, Inc., Class A	47,697	1,503,409
MGM Mirage*	25,000	300,000
Starwood Hotels & Resorts Worldwide, Inc.	19,800	923,472

		2,726,881

Machinery — Construction & Mining — 0.5%
Bucyrus International, Inc.	10,900	719,291

Machinery — Diversified — 0.9%
Deere & Co.	10,500	624,330
Rockwell Automation, Inc.	13,500	760,860

		1,385,190

Media — 1.7%
The McGraw-Hill Cos., Inc.	27,000	962,550
The Walt Disney Co.	45,600	1,591,896

		2,554,446

Metal Fabricate/Hardware — 1.2%
Precision Castparts Corp.	14,400	1,824,624

Mining — 1.1%
Agnico-Eagle Mines Ltd.	6,500	361,855
BHP Billiton Ltd.	31,481	1,259,252

		1,621,107

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 3.7%
3M Co.	12,800	$1,069,696
Danaher Corp.	57,800	4,618,798

		5,688,494

Oil & Gas — 3.4%
EOG Resources, Inc.	11,800	1,096,692
Murphy Oil Corp.	12,900	724,851
Petroleo Brasileiro S.A. ADR	48,300	1,912,197
Suncor Energy, Inc.	46,000	1,496,840

		5,230,580

Oil & Gas Services — 2.5%
Cameron International Corp.*	25,100	1,075,786
FMC Technologies, Inc.*	7,400	478,262
Schlumberger Ltd.	36,500	2,316,290

		3,870,338

Pharmaceuticals — 7.4%
Allergan, Inc.	28,800	1,881,216
Express Scripts, Inc.*	35,100	3,571,776
McKesson Corp.	20,500	1,347,260
Medco Health Solutions, Inc.*	69,300	4,474,008

		11,274,260

Retail — 5.3%
AutoZone, Inc.*	6,900	1,194,321
CarMax, Inc.*	31,600	793,792
Costco Wholesale Corp.	19,300	1,152,403
Kohl’s Corp.*	16,000	876,480
Lowe’s Cos., Inc.	62,500	1,515,000
O’Reilly Automotive, Inc.*	13,000	542,230
Starbucks Corp.*	80,000	1,941,600

		8,015,826

Semiconductors — 3.0%
ASML Holding N.V.	19,500	690,300
Broadcom Corp., Class A	23,600	783,048
Intel Corp.	17,900	398,454
Marvell Technology Group Ltd.*	76,500	1,559,070
NVIDIA Corp.*	43,600	757,768
Samsung Electronics Co. Ltd.	542	391,848

		4,580,488

Software — 1.5%
Autodesk, Inc.*	22,300	656,066
Microsoft Corp.	39,275	1,149,579
Salesforce.com, Inc.*	6,100	454,145

		2,259,790

Telecommunications — 8.1%
American Tower Corp., Class A*	55,300	2,356,333
Cisco Systems, Inc.*	77,600	2,019,928
Crown Castle International Corp.*	86,200	3,295,426
Juniper Networks, Inc.*	52,900	1,622,972
Leap Wireless International, Inc.*	17,300	283,028
MetroPCS Communications, Inc.*	33,100	234,348
QUALCOMM, Inc.	58,900	2,473,211

		12,285,246

Transportation — 1.6%
Expeditors International of Washington, Inc.	26,900	993,148

	Number of Shares	Value†

Transportation — (continued)
FedEx Corp.	12,500	$1,167,500
Union Pacific Corp.	4,000	293,200

		2,453,848

TOTAL COMMON STOCKS (Cost $120,187,683)		150,407,760

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	34,241	34,241
BlackRock Liquidity Funds TempFund - Institutional Shares	34,240	34,240
T. Rowe Price Reserve Investment Fund	501,051	501,051

TOTAL SHORT-TERM INVESTMENTS (Cost $569,532)		569,532

SECURITIES LENDING COLLATERAL — 0.9%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $1,354,500)	1,354,500	1,354,500

TOTAL INVESTMENTS — 100.0% (Cost $122,111,715)(a)		$152,331,792

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $123,752,303. Net unrealized appreciation was $28,579,489. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,063,459 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,483,970.
#	Security position is either entirely or partially on loan.

ADR — American Depository Receipt.

Plc — Public Limited Company.

COMMON STOCKS COUNTRY DIVERSIFICATION	% of Market Value	Value†
United States	89.4%	$136,258,902
China	2.5%	3,852,831
Canada	1.7%	2,559,927
France	1.5%	2,316,290
Brazil	1.3%	1,912,197
Bermuda	1.0%	1,559,070
Ireland	1.0%	1,531,175
Australia	0.8%	1,259,252
Netherlands	0.5%	690,300
South Korea	0.3%	391,848

	100.0%	$152,331,792

PENN SERIES FUNDS, INC.

LARGE GROWTH STOCK FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$150,407,760	$150,407,760	$—	$—
SHORT-TERM INVESTMENTS	569,532	569,532	—	—
SECURITIES LENDING COLLATERAL	1,354,500	1,354,500	—	—

TOTAL INVESTMENTS	152,331,792	152,331,792	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 91.8%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	14,380	$1,196,704

Auto Manufacturers — 2.8%
Navistar International Corp.*#	101,180	4,525,781

Auto Parts & Equipment — 0.9%
Lear Corp.*	19,270	1,529,075

Banks — 11.6%
Bank of America Corp.	92,210	1,645,948
Comerica, Inc.	12,390	471,316
JPMorgan Chase & Co.	148,380	6,640,005
Morgan Stanley	108,380	3,174,450
PNC Financial Services Group, Inc.	27,520	1,642,944
The Goldman Sachs Group, Inc.	23,270	3,970,560
Wells Fargo & Co.	41,250	1,283,700

		18,828,923

Beverages — 1.9%
Molson Coors Brewing Co., Class B	71,390	3,002,663

Chemicals — 3.3%
Celanese Corp., Series A	95,420	3,039,127
Potash Corp. of Saskatchewan, Inc.	18,800	2,243,780

		5,282,907

Coal — 1.9%
Consol Energy, Inc.#	70,960	3,027,154

Computers — 3.8%
Dell, Inc.*	221,840	3,329,818
Hewlett-Packard Co.	29,620	1,574,303
Research In Motion Ltd.*	18,020	1,332,579

		6,236,700

Electric — 3.7%
Edison International	87,640	2,994,659
Exelon Corp.	32,360	1,417,692
PG&E Corp.#	35,980	1,526,271

		5,938,622

Electrical Components & Equipment — 1.6%
General Cable Corp.*#	97,370	2,628,990

Food — 0.9%
The Kroger Co.	69,980	1,515,767

Healthcare Services — 4.0%
Aetna, Inc.	119,840	4,207,582
WellPoint, Inc.*	36,220	2,331,844

		6,539,426

Insurance — 8.4%
ACE Ltd.	62,410	3,264,043
Assurant, Inc.	60,430	2,077,583
Genworth Financial, Inc., Class A*	64,930	1,190,816
MetLife, Inc.	134,420	5,825,763
The Allsate Corp.	39,560	1,278,184

		13,636,389

	Number of Shares	Value†

Media — 7.6%
Comcast Corp., Class A	139,740	$2,629,907
News Corp., Class A	137,594	1,982,729
Time Warner Cable, Inc.	72,716	3,876,490
Viacom, Inc., Class B*	110,400	3,795,552

		12,284,678

Mining — 0.6%
Xstrata Plc ADR	240,450	899,283

Miscellaneous Manufacturing — 3.3%
Tyco International Ltd.	138,620	5,302,215

Office & Business Equipment — 0.5%
Xerox Corp.	85,250	831,188

Oil & Gas — 12.8%
Apache Corp.	45,000	4,567,500
Chevron Corp.	97,940	7,426,790
ENSCO International Plc ADR	54,750	2,451,705
EOG Resources, Inc.	9,050	841,107
Exxon Mobil Corp.	22,400	1,500,352
Marathon Oil Corp.	101,390	3,207,980
Royal Dutch Shell Plc ADR	13,030	753,916

		20,749,350

Pharmaceuticals — 7.9%
Biovail Corp.#	108,950	1,827,092
Merck & Co., Inc.	134,380	5,019,093
Pfizer, Inc.	250,221	4,291,290
Teva Pharmaceutical Industries Ltd. ADR	26,530	1,673,512

		12,810,987

Retail — 3.1%
AerCap Holdings N.V.*	95,470	1,099,814
Brinker International, Inc.	42,000	809,760
Walgreen Co.	81,920	3,038,413

		4,947,987

Software — 2.0%
Oracle Corp.	124,020	3,186,074

Telecommunications — 5.3%
AT&T, Inc.	175,067	4,523,731
Corning, Inc.	20,210	408,444
Motorola, Inc.*#	350,520	2,460,651
QUALCOMM, Inc.	26,980	1,132,890

		8,525,716

Textiles — 1.6%
Mohawk Industries, Inc.*	48,080	2,614,590

Transportation — 1.0%
CSX Corp.	15,770	802,693
Norfolk Southern Corp.	14,490	809,846

		1,612,539

Trucking and Leasing — 0.6%
Aircastle Ltd.	95,690	906,184

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
TOTAL COMMON STOCKS (Cost $130,761,585)		$148,559,892

PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Aetna, Inc., $30, 07/17/10*	78	6,318
Aetna, Inc., $31, 04/17/10*	78	702
WellPoint, Inc., $60, 04/17/10*	126	2,016

TOTAL PURCHASED OPTIONS (Cost $47,012)		9,036

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,746,972	1,746,972
BlackRock Liquidity Funds TempFund - Institutional Shares	1,746,972	1,746,972

TOTAL SHORT-TERM INVESTMENTS (Cost $3,493,944)		3,493,944

SECURITIES LENDING COLLATERAL — 6.0%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $9,764,186)	9,764,186	9,764,186

TOTAL INVESTMENTS — 100.0% (Cost $144,066,727)(a)		$161,827,058

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $146,102,985. Net unrealized appreciation was $15,724,073. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $19,892,832 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,168,759.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

LARGE CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$148,559,892	$148,559,892	$—	$—
PURCHASED OPTIONS	9,036	9,036	—	—
SHORT-TERM INVESTMENTS	3,493,944	3,493,944	—	—
SECURITIES LENDING COLLATERAL	9,764,186	9,764,186	—	—

TOTAL INVESTMENTS	161,827,058	161,827,058	—	—

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 100.0%
Apparel — 0.9%
Coach, Inc.	6,860	$271,107

Auto Parts & Equipment — 0.9%
Lear Corp.*	3,350	265,823

Banks — 7.3%
Fifth Third Bancorp	43,280	588,175
JPMorgan Chase & Co.	20,670	924,983
The Goldman Sachs Group, Inc.	3,540	604,030

		2,117,188

Beverages — 3.0%
PepsiCo, Inc.	13,350	883,236

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	3,830	208,237
Gilead Sciences, Inc.*	11,560	525,749
United Therapeutics Corp.*	3,340	184,802

		918,788

Chemicals — 0.9%
Monsanto Co.	3,718	265,540

Coal — 1.2%
Alpha Natural Resources, Inc.*	6,960	347,234

Commercial Services — 3.1%
Manpower, Inc.	5,670	323,871
Visa, Inc., Class A	6,340	577,130

		901,001

Computers — 5.1%
Apple, Inc.*	6,369	1,496,269

Cosmetics & Personal Care — 2.8%
Avon Products, Inc.	11,340	384,086
Colgate-Palmolive Co.	5,130	437,384

		821,470

Diversified Financial Services — 7.6%
BlackRock, Inc.	2,460	535,689
Fortress Investment Group LLC, Class A*	36,710	146,473
IntercontinentalExchange, Inc.*	3,740	419,553
T. Rowe Price Group, Inc.	9,730	534,469
The Charles Schwab Corp.	31,420	587,240

		2,223,424

Electronics — 0.8%
Waters Corp.*	3,270	220,856

Engineering & Construction — 0.9%
ABB Ltd. ADR*	12,350	269,724

Food — 2.0%
Whole Foods Market, Inc.*	15,970	577,315

Healthcare Products — 2.0%
Hospira, Inc.*	2,560	145,024
Intuitive Surgical, Inc.*	1,280	445,606

		590,630

	Number of Shares	Value†

Healthcare Services — 0.8%
UnitedHealth Group, Inc.	7,360	$240,451

Home Builders — 1.7%
Pulte Homes, Inc.*	42,850	482,063

Home Furnishings — 0.9%
Whirlpool Corp.	3,070	267,858

Internet — 4.4%
F5 Networks, Inc.*	4,130	254,036
Google, Inc., Class A*	1,798	1,019,484

		1,273,520

Leisure Time — 1.0%
Harley-Davidson, Inc.	10,480	294,174

Lodging — 2.7%
Las Vegas Sands Corp.*	21,720	459,378
Starwood Hotels & Resorts Worldwide, Inc.	7,110	331,610

		790,988

Machinery — Construction & Mining — 1.4%
Caterpillar, Inc.	6,690	420,467

Machinery — Diversified — 1.1%
Cummins, Inc.	5,300	328,335

Media — 1.5%
Cablevision Systems Corp., Class A	17,630	425,588

Mining — 3.3%
Freeport-McMoRan Copper & Gold, Inc.	4,160	347,526
Rio Tinto Plc ADR	2,600	615,498

		963,024

Oil & Gas — 4.8%
Occidental Petroleum Corp.	8,610	727,889
Questar Corp.	5,870	253,584
Southwestern Energy Co.*	10,190	414,937

		1,396,410

Oil & Gas Services — 5.2%
Cameron International Corp.*	13,108	561,809
Schlumberger Ltd.	8,830	560,352
Weatherford International Ltd.*	25,250	400,465

		1,522,626

Pharmaceuticals — 5.6%
Allergan, Inc.	4,080	266,506
Express Scripts, Inc.*	4,370	444,691
McKesson Corp.	4,300	282,596
Mead Johnson Nutrition Co.	6,220	323,627
Teva Pharmaceutical Industries Ltd. ADR	5,130	323,600

		1,641,020

Pipelines — 1.0%
Enbridge, Inc.	5,890	281,248

Retail — 3.7%
CVS Caremark Corp.	12,312	450,127
Guess?, Inc.	5,824	273,611

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Lowe’s Cos., Inc.	14,780	$358,267

		1,082,005

Semiconductors — 8.1%
Applied Materials, Inc.	27,940	376,631
ASML Holding N.V.	17,400	615,960
Broadcom Corp., Class A	14,240	472,483
Cree, Inc.*	3,220	226,108
Lam Research Corp.*	13,420	500,835
Micron Technology, Inc.*	17,970	186,708

		2,378,725

Software — 2.3%
Cerner Corp.*	3,940	335,136
Salesforce.com, Inc.*	4,680	348,426

		683,562

Telecommunications — 8.8%
America Movil S.A.B. de C.V., Series L ADR	8,880	447,019
Cisco Systems, Inc.*	42,670	1,110,700
Millicom International Cellular S.A.	4,250	378,888
QUALCOMM, Inc.	15,275	641,397

		2,578,004

TOTAL COMMON STOCKS (Cost $24,186,398)		29,219,673

TOTAL INVESTMENTS — 100.0% (Cost $24,186,398)(a)		$29,219,673

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $24,772,566. Net unrealized appreciation was $4,447,107. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,254,521 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $807,414.

ADR — American Depository Receipt.

LLC — Limited Liability Company.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

LARGE CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$29,219,673	$29,219,673	$—	$—

TOTAL INVESTMENTS	29,219,673	29,219,673	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 94.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc.*	12,834	$106,779
Omnicom Group, Inc.	7,667	297,556

		404,335

Aerospace & Defense — 2.3%
General Dynamics Corp.	8,997	694,568
Goodrich Corp.	2,847	200,770
L-3 Communications Holdings, Inc.	2,700	247,401
Lockheed Martin Corp.	7,409	616,577
Northrop Grumman Corp.	7,292	478,136
Raytheon Co.	8,876	506,997
Rockwell Collins, Inc.	3,545	221,882
The Boeing Co.	17,803	1,292,676
United Technologies Corp.	22,042	1,622,512

		5,881,519

Agriculture — 1.6%
Altria Group, Inc.	48,578	996,821
Archer-Daniels-Midland Co.	14,899	430,581
Lorillard, Inc.	3,903	293,662
Philip Morris International, Inc.	44,371	2,314,391
Reynolds American, Inc.	4,151	224,071

		4,259,526

Airlines — 0.1%
Southwest Airlines Co.	17,817	235,541

Apparel — 0.5%
Coach, Inc.	7,677	303,395
NIKE, Inc., Class B	9,123	670,541
Polo Ralph Lauren Corp.	1,428	121,437
V.F. Corp.	2,108	168,956

		1,264,329

Auto Manufacturers — 0.5%
Ford Motor Co.*#	79,267	996,386
PACCAR, Inc.	8,344	361,629

		1,358,015

Auto Parts & Equipment — 0.2%
Johnson Controls, Inc.#	15,711	518,306
The Goodyear Tire & Rubber Co.*	5,606	70,860

		589,166

Banks — 9.0%
Bank of America Corp.	236,535	4,222,150
BB&T Corp.	15,999	518,208
Capital One Financial Corp.	10,441	432,362
Citigroup, Inc.*	457,922	1,854,584
Comerica, Inc.	3,844	146,226
Fifth Third Bancorp	18,546	252,040
First Horizon National Corp.*	5,848	82,165
Huntington Bancshares, Inc.	16,565	88,954
JPMorgan Chase & Co.	93,664	4,191,464
KeyCorp	21,599	167,392
M&T Bank Corp.#	1,908	151,457
Marshall & Ilsley Corp.	13,671	110,052
Morgan Stanley	32,863	962,557
Northern Trust Corp.	5,747	317,579
People’s United Financial, Inc.	9,000	140,760

	Number of Shares	Value†

Banks — (continued)
PNC Financial Services Group, Inc.	12,083	$721,355
Regions Financial Corp.	26,994	211,903
State Street Corp.	11,547	521,232
SunTrust Banks, Inc.	11,788	315,801
The Bank of New York Mellon Corp.	28,180	870,198
The Goldman Sachs Group, Inc.	12,443	2,123,149
U.S. Bancorp	44,856	1,160,873
Wells Fargo & Co.	122,137	3,800,903
Zions Bancorporation#	2,904	63,365

		23,426,729

Beverages — 2.4%
Brown-Forman Corp., Class B	2,462	146,366
Coca-Cola Enterprises, Inc.	7,928	219,289
Constellation Brands, Inc., Class A*	5,023	82,578
Dr. Pepper Snapple Group, Inc.	6,000	211,020
Molson Coors Brewing Co., Class B	3,738	157,220
PepsiCo, Inc.	38,386	2,539,618
The Coca-Cola Co.	54,585	3,002,175

		6,358,266

Biotechnology — 1.6%
Amgen, Inc.*	23,101	1,380,516
Biogen Idec, Inc.*	6,733	386,205
Celgene Corp.*	10,728	664,707
Genzyme Corp.*	6,130	317,718
Gilead Sciences, Inc.*	21,049	957,308
Life Technologies Corp.*	4,059	212,164
Millipore Corp.*#	1,277	134,851

		4,053,469

Building Materials — 0.1%
Masco Corp.	8,877	137,771

Chemicals — 1.8%
Air Products & Chemicals, Inc.	4,921	363,908
Airgas, Inc.	2,000	127,240
CF Industries Holdings, Inc.	1,200	109,416
E.I. du Pont de Nemours & Co.	21,123	786,620
Eastman Chemical Co.	1,591	101,315
Ecolab, Inc.	5,433	238,780
FMC Corp.	1,800	108,972
International Flavors & Fragrances, Inc.	2,075	98,915
Monsanto Co.	12,737	909,677
PPG Industries, Inc.	4,010	262,254
Praxair, Inc.	7,126	591,458
Sigma-Aldrich Corp.	2,722	146,063
The Dow Chemical Co.	27,204	804,422
The Sherwin-Williams Co.	2,434	164,733

		4,813,773

Coal — 0.2%
Consol Energy, Inc.	4,476	190,946
Massey Energy Co.	2,274	118,908
Peabody Energy Corp.	6,212	283,888

		593,742

Commercial Services — 1.6%
Apollo Group, Inc., Class A*	2,943	180,376
Automatic Data Processing, Inc.	11,743	522,211

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
DeVry, Inc.	1,500	$97,800
Donnelley (R.R.) & Sons Co.	5,353	114,287
Equifax, Inc.#	3,334	119,357
H&R Block, Inc.	8,066	143,575
Iron Mountain, Inc.	4,300	117,820
Mastercard, Inc., Class A#	2,225	565,150
Monster Worldwide, Inc.*#	3,731	61,972
Moody’s Corp.#	4,973	147,947
Paychex, Inc.	7,775	238,692
Quanta Services, Inc.*	4,900	93,884
Robert Half International, Inc.#	4,007	121,933
SAIC, Inc.*	7,300	129,210
The Washington Post Co., Class B	163	72,401
The Western Union Co.	15,878	269,291
Total System Services, Inc.	5,077	79,506
Visa, Inc., Class A	10,700	974,021

		4,049,433

Computers — 5.7%
Apple, Inc.*	21,350	5,015,756
Cognizant Technology Solutions Corp., Class A*	7,152	364,609
Computer Sciences Corp.*	3,757	204,719
Dell, Inc.*	40,142	602,531
EMC Corp.*#	48,648	877,610
Hewlett-Packard Co.	55,854	2,968,640
International Business Machines Corp.	30,673	3,933,812
Lexmark International, Inc., Class A*	1,721	62,094
NetApp, Inc.*	8,221	267,676
SanDisk Corp.*	5,097	176,509
Teradata Corp.*	3,816	110,244
Western Digital Corp.*	5,600	218,344

		14,802,544

Cosmetics & Personal Care — 2.2%
Avon Products, Inc.	10,350	350,555
Colgate-Palmolive Co.	11,635	992,000
The Estee Lauder Cos., Inc., Class A	2,937	190,523
The Procter & Gamble Co.	68,453	4,331,021

		5,864,099

Distribution & Wholesale — 0.2%
Fastenal Co.#	3,200	153,568
Genuine Parts Co.	4,005	169,171
Grainger (W.W.), Inc.	1,472	159,153

		481,892

Diversified Financial Services — 1.7%
American Express Co.	27,865	1,149,710
Ameriprise Financial, Inc.	5,846	265,175
CME Group, Inc.	1,612	509,569
Discover Financial Services	12,278	182,942
E*TRADE Financial Corp.*	35,812	59,090
Federated Investors, Inc., Class B#	2,495	65,818
Franklin Resources, Inc.	3,452	382,827
IntercontinentalExchange, Inc.*	1,680	188,462
Invesco Ltd.	10,667	233,714
Janus Capital Group, Inc.	4,666	66,677
Legg Mason, Inc.#	3,461	99,227

	Number of Shares	Value†

Diversified Financial Services — (continued)
NYSE Euronext	6,585	$194,982
SLM Corp.*	11,534	144,406
T. Rowe Price Group, Inc.	5,981	328,536
The Charles Schwab Corp.	22,069	412,470
The NASDAQ OMX Group, Inc.*	3,100	65,472

		4,349,077

Diversified Operations — 0.0%
Leucadia National Corp.*	4,360	108,172

Electric — 2.9%
Allegheny Energy, Inc.	4,187	96,301
Ameren Corp.	5,298	138,172
American Electric Power Co., Inc.	11,057	377,928
CMS Energy Corp.	5,807	89,776
Consolidated Edison, Inc.	6,434	286,570
Constellation Energy Group, Inc.	4,490	157,644
Dominion Resources, Inc.	13,909	571,799
DTE Energy Co.	3,992	178,043
Duke Energy Corp.	30,343	495,198
Edison International	7,774	265,638
Entergy Corp.	4,347	353,628
Exelon Corp.	15,435	676,207
FirstEnergy Corp.	7,064	276,132
FPL Group, Inc.	9,685	468,076
Integrys Energy Group, Inc.#	1,995	94,523
Northeast Utilities	4,500	124,380
NRG Energy, Inc.*	6,300	131,670
Pepco Holdings, Inc.	5,540	95,011
PG&E Corp.#	8,590	364,388
Pinnacle West Capital Corp.	2,569	96,928
PPL Corp.	8,698	241,022
Progress Energy, Inc.	6,413	252,416
Public Service Enterprise Group, Inc.	12,249	361,591
SCANA Corp.	2,800	105,252
Southern Co.	18,711	620,457
TECO Energy, Inc.	5,423	86,171
The AES Corp.*	16,444	180,884
Wisconsin Energy Corp.	2,600	128,466
Xcel Energy, Inc.	10,430	221,116

		7,535,387

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	17,576	884,776
Molex, Inc.	2,823	58,888

		943,664

Electronics — 0.5%
Agilent Technologies, Inc.*	7,945	273,229
Amphenol Corp., Class A	3,900	164,541
FLIR Systems, Inc.*	4,000	112,800
Jabil Circuit, Inc.	4,292	69,488
PerkinElmer, Inc.	3,116	74,472
Thermo Fisher Scientific, Inc.*	9,482	487,754
Waters Corp.*	2,258	152,505

		1,334,789

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Energy-Alternate Sources — 0.1%
First Solar, Inc.*#	1,200	$147,180

Engineering & Construction — 0.1%
Fluor Corp.	4,370	203,248
Jacobs Engineering Group, Inc.*	2,983	134,802

		338,050

Entertainment — 0.0%
International Game Technology	6,657	122,822

Environmental Control — 0.3%
Republic Services, Inc.	7,914	229,664
Stericycle, Inc.*	2,000	109,000
Waste Management, Inc.	11,900	409,717

		748,381

Food — 1.9%
Campbell Soup Co.#	4,716	166,711
ConAgra Foods, Inc.	10,702	268,299
Dean Foods Co.*	3,972	62,321
General Mills, Inc.	7,655	541,897
Heinz (H.J.) Co.	7,666	349,646
Hormel Foods Corp.	1,700	71,417
Kellogg Co.	6,166	329,449
Kraft Foods, Inc., Class A	40,663	1,229,649
McCormick & Co., Inc.	3,308	126,895
Safeway, Inc.	9,170	227,966
Sara Lee Corp.	17,219	239,861
SUPERVALU, Inc.	4,753	79,280
SYSCO Corp.	13,752	405,684
The Hershey Co.	4,087	174,965
The J.M. Smucker Co.	2,834	170,777
The Kroger Co.	15,045	325,875
Tyson Foods, Inc., Class A	7,849	150,308
Whole Foods Market, Inc.*#	4,043	146,154

		5,067,154

Forest Products & Paper — 0.2%
International Paper Co.	10,367	255,132
MeadWestvaco Corp.	3,999	102,174
Weyerhaeuser Co.	4,833	218,790

		576,096

Gas — 0.2%
CenterPoint Energy, Inc.	8,722	125,248
Nicor, Inc.	883	37,015
NiSource, Inc.	7,065	111,627
Sempra Energy	5,698	284,330

		558,220

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,628	70,558
Stanley Black & Decker, Inc.	3,940	226,195

		296,753

Healthcare Products — 3.5%
Bard (C.R.), Inc.	2,242	194,202
Baxter International, Inc.	14,075	819,165
Becton, Dickinson & Co.	5,475	431,047
Boston Scientific Corp.*	34,748	250,880

	Number of Shares	Value†

Healthcare Products — (continued)
CareFusion Corp.*	4,641	$122,662
DENTSPLY International, Inc.	3,900	135,915
Hospira, Inc.*	3,912	221,615
Intuitive Surgical, Inc.*	857	298,347
Johnson & Johnson	65,041	4,240,673
Medtronic, Inc.	25,973	1,169,564
Patterson Cos., Inc.	2,374	73,713
St. Jude Medical, Inc.*	8,130	333,736
Stryker Corp.	6,573	376,107
Varian Medical Systems, Inc.*	3,057	169,144
Zimmer Holdings, Inc.*	5,229	309,557

		9,146,327

Healthcare Services — 1.2%
Aetna, Inc.	9,985	350,573
CIGNA Corp.	6,694	244,867
Coventry Health Care, Inc.*	3,367	83,232
DaVita, Inc.*	2,449	155,267
Humana, Inc.*	4,110	192,225
Laboratory Corp. of America Holdings*	2,377	179,963
Quest Diagnostics, Inc.	3,587	209,086
Tenet Healthcare Corp.*	9,374	53,619
UnitedHealth Group, Inc.	27,241	889,963
WellPoint, Inc.*	10,695	688,544

		3,047,339

Home Builders — 0.1%
Horton (D.R.), Inc.	7,276	91,678
Lennar Corp., Class A	4,436	76,344
Pulte Homes, Inc.*	8,034	90,382

		258,404

Home Furnishings — 0.1%
Harman International Industries, Inc.*	1,438	67,270
Whirlpool Corp.	1,669	145,620

		212,890

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,783	101,329
Clorox Co.	3,397	217,884
Fortune Brands, Inc.	3,707	179,827
Kimberly-Clark Corp.	9,687	609,118

		1,108,158

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,117	108,178

Insurance — 3.7%
Aflac, Inc.	10,900	591,761
American International Group, Inc.*#	3,285	112,150
AON Corp.	6,244	266,681
Assurant, Inc.	2,973	102,212
Berkshire Hathaway, Inc., Class B*	39,191	3,185,053
Chubb Corp.	7,951	412,259
Cincinnati Financial Corp.	4,092	118,259
Genworth Financial, Inc., Class A*	11,369	208,507
Hartford Financial Services Group, Inc.	8,757	248,874
Lincoln National Corp.	7,473	229,421
Loews Corp.	8,784	327,467
Marsh & McLennan Cos., Inc.	12,109	295,702

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
MetLife, Inc.	19,085	$827,144
Principal Financial Group, Inc.#	7,865	229,737
Prudential Financial, Inc.	10,830	655,215
The Allsate Corp.	12,476	403,100
The Progressive Corp.	16,156	308,418
The Travelers Cos., Inc.	12,031	648,952
Torchmark Corp.	1,757	94,017
Unum Group	7,476	185,180
XL Capital Ltd., Class A	7,749	146,456

		9,596,565

Internet — 2.6%
Akamai Technologies, Inc.*	4,391	137,921
Amazon.com, Inc.*	8,047	1,092,219
eBay, Inc.*	26,628	717,625
Expedia, Inc.	4,988	124,501
Google, Inc., Class A*	5,747	3,258,606
McAfee, Inc.*	4,000	160,520
priceline.com, Inc.*	1,050	267,750
Symantec Corp.*	18,738	317,047
VeriSign, Inc.*	4,909	127,683
Yahoo!, Inc.*	27,620	456,559

		6,660,431

Iron & Steel — 0.4%
AK Steel Holding Corp.	2,192	50,109
Allegheny Technologies, Inc.	2,278	122,989
Cliffs Natural Resources, Inc.	3,100	219,945
Nucor Corp.	7,635	346,476
United States Steel Corp.	3,203	203,455

		942,974

Leisure Time — 0.2%
Carnival Corp.	10,645	413,878
Harley-Davidson, Inc.	5,728	160,785

		574,663

Lodging — 0.2%
Marriott International, Inc., Class A#	5,754	181,366
Starwood Hotels & Resorts Worldwide, Inc.#	4,252	198,313
Wyndham Worldwide Corp.	4,160	107,037
Wynn Resorts Ltd.	1,600	121,328

		608,044

Machinery — Construction & Mining — 0.4%
Caterpillar, Inc.	14,528	913,085

Machinery — Diversified — 0.5%
Cummins, Inc.	4,874	301,944
Deere & Co.	9,832	584,611
Flowserve Corp.	1,300	143,351
Rockwell Automation, Inc.	3,271	184,354
Roper Industries, Inc.	2,200	127,248

		1,341,508

Media — 2.7%
CBS Corp., Class B	16,525	230,358
Comcast Corp., Class A	66,934	1,259,698
DIRECTV, Class A*	22,400	757,344

	Number of Shares	Value†

Media — (continued)
Discovery Communications, Inc., Class A*	6,600	$223,014
Gannett Co., Inc.#	6,174	101,994
Meredith Corp.#	724	24,913
News Corp., Class A	52,660	758,830
Scripps Networks Interactive, Inc., Class A	2,356	104,489
The McGraw-Hill Cos., Inc.	7,686	274,006
The New York Times Co., Class A*	2,813	31,309
The Walt Disney Co.#	45,177	1,577,129
Time Warner Cable, Inc.	8,196	436,929
Time Warner, Inc.*	27,304	853,796
Viacom, Inc., Class B*	14,081	484,105

		7,117,914

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,425	433,982

Mining — 0.7%
Alcoa, Inc.	23,248	331,052
Freeport-McMoRan Copper & Gold, Inc.	10,098	843,587
Newmont Mining Corp.	11,383	579,736
Titanium Metals Corp.*	1,912	31,720
Vulcan Materials Co.#	3,041	143,657

		1,929,752

Miscellaneous Manufacturing — 3.5%
3M Co.	16,780	1,402,305
Danaher Corp.	6,084	486,172
Dover Corp.	4,605	215,284
Eastman Kodak Co.*#	5,639	32,650
Eaton Corp.	4,020	304,595
General Electric Co.	251,725	4,581,395
Honeywell International, Inc.	17,808	806,168
Illinois Tool Works, Inc.	9,373	443,905
ITT Corp.	4,454	238,779
Leggett & Platt, Inc.	3,354	72,581
Pall Corp.	2,645	107,096
Parker Hannifin Corp.	3,781	244,782
Textron, Inc.#	6,076	128,993

		9,064,705

Office & Business Equipment — 0.2%
Pitney Bowes, Inc.	5,161	126,187
Xerox Corp.	31,055	302,786

		428,973

Oil & Gas — 8.4%
Anadarko Petroleum Corp.	11,459	834,559
Apache Corp.	7,927	804,591
Cabot Oil & Gas Corp.	2,622	96,490
Chesapeake Energy Corp.	15,010	354,836
Chevron Corp.	47,270	3,584,484
ConocoPhillips	34,880	1,784,810
Denbury Resources, Inc.*	9,300	156,891
Devon Energy Corp.	10,329	665,497
Diamond Offshore Drilling, Inc.	1,600	142,096
EOG Resources, Inc.	5,858	544,443
EQT Corp.	3,100	127,100
Exxon Mobil Corp.	111,382	7,460,366
Helmerich & Payne, Inc.	2,400	91,392

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Hess Corp.	6,797	$425,152
Marathon Oil Corp.	16,451	520,510
Murphy Oil Corp.	4,317	242,572
Nabors Industries Ltd.*	6,908	135,604
Noble Energy, Inc.	4,169	304,337
Occidental Petroleum Corp.	19,058	1,611,163
Pioneer Natural Resources Co.	2,900	163,328
Questar Corp.	4,290	185,328
Range Resources Corp.	3,823	179,184
Rowan Cos., Inc.*	3,203	93,239
Southwestern Energy Co.*	8,390	341,641
Sunoco, Inc.	2,986	88,714
Tesoro Corp.#	3,894	54,127
Valero Energy Corp.	13,340	262,798
XTO Energy, Inc.	13,502	637,024

		21,892,276

Oil & Gas Services — 1.5%
Baker Hughes, Inc.#	7,426	347,834
BJ Services Co.	7,250	155,150
Cameron International Corp.*	5,639	241,688
FMC Technologies, Inc.*	2,800	180,964
Halliburton Co.	21,069	634,809
National-Oilwell Varco, Inc.	10,123	410,791
Schlumberger Ltd.	28,244	1,792,364
Smith International, Inc.	5,621	240,691

		4,004,291

Packaging and Containers — 0.2%
Ball Corp.	2,413	128,806
Bemis Co., Inc.	2,549	73,207
Owens-Illinois, Inc.*#	4,000	142,160
Pactiv Corp.*	3,358	84,554
Sealed Air Corp.	4,033	85,016

		513,743

Pharmaceuticals — 5.2%
Abbott Laboratories	36,396	1,917,341
Allergan, Inc.	7,116	464,817
AmerisourceBergen Corp.	6,500	187,980
Bristol-Myers Squibb Co.	40,097	1,070,590
Cardinal Health, Inc.	8,282	298,401
Cephalon, Inc.*	1,800	122,004
Eli Lilly & Co.	23,654	856,748
Express Scripts, Inc.*	6,413	652,587
Forest Laboratories, Inc.*	7,462	234,008
King Pharmaceuticals, Inc.*	6,325	74,382
McKesson Corp.	6,225	409,107
Mead Johnson Nutrition Co.	4,968	258,485
Medco Health Solutions, Inc.*	11,313	730,367
Merck & Co., Inc.	73,427	2,742,499
Mylan, Inc.*	6,856	155,700
Pfizer, Inc.	190,756	3,271,465
Watson Pharmaceuticals, Inc.*	2,643	110,398

		13,556,879

Pipelines — 0.4%
El Paso Corp.	17,041	184,724
Oneok, Inc.	2,400	109,560

	Number of Shares	Value†

Pipelines — (continued)
Spectra Energy Corp.#	14,884	$335,337
The Williams Cos., Inc.	14,034	324,185

		953,806

Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A*	6,701	106,211

Retail — 5.9%
Abercrombie & Fitch Co., Class A#	2,300	104,972
AutoNation, Inc.*#	2,619	47,352
AutoZone, Inc.*	741	128,260
Bed Bath & Beyond, Inc.*	6,366	278,576
Best Buy Co., Inc.	7,868	334,705
Big Lots, Inc.*	2,297	83,657
Costco Wholesale Corp.	10,177	607,669
CVS Caremark Corp.	33,067	1,208,929
Darden Restaurants, Inc.	3,540	157,672
Family Dollar Stores, Inc.	3,533	129,343
GameStop Corp., Class A*#	4,364	95,615
Home Depot, Inc.	39,904	1,290,894
J.C. Penney Co., Inc.	5,444	175,133
Kohl’s Corp.*	7,101	388,993
Lowe’s Cos., Inc.	34,440	834,826
Ltd. Brands, Inc.	6,260	154,121
Macy’s, Inc.	10,327	224,819
McDonald’s Corp.	25,378	1,693,220
Nordstrom, Inc.	4,237	173,081
O’Reilly Automotive, Inc.*#	3,200	133,472
Office Depot, Inc.*	5,343	42,637
RadioShack Corp.	2,567	58,091
Ross Stores, Inc.	3,000	160,410
Sears Holding Corp.*#	1,169	126,755
Staples, Inc.	16,837	393,817
Starbucks Corp.*	17,844	433,074
Target Corp.	17,932	943,223
The Gap, Inc.	11,482	265,349
Tiffany & Co.	3,164	150,258
TJX Cos., Inc.	10,109	429,835
Urban Outfitters, Inc.*	3,100	117,893
Wal-Mart Stores, Inc.	50,226	2,792,566
Walgreen Co.	23,079	856,000
Yum! Brands, Inc.	11,369	435,774

		15,450,991

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	159,399

Semiconductors — 2.4%
Advanced Micro Devices, Inc.*	14,668	135,972
Altera Corp.	7,465	181,474
Analog Devices, Inc.	7,076	203,930
Applied Materials, Inc.	31,121	419,511
Broadcom Corp., Class A	9,951	330,174
Intel Corp.	129,975	2,893,244
KLA-Tencor Corp.	4,327	133,791
Linear Technology Corp.	5,441	153,871
LSI Corp.*	17,472	106,929
MEMC Electronic Materials, Inc.*#	5,556	85,173

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Microchip Technology, Inc.#	4,718	$132,859
Micron Technology, Inc.*	19,286	200,382
National Semiconductor Corp.	6,223	89,922
Novellus Systems, Inc.*#	1,953	48,825
NVIDIA Corp.*	13,754	239,045
QLogic Corp.*#	2,593	52,638
Teradyne, Inc.*	3,357	37,498
Texas Instruments, Inc.	29,281	716,506
Xilinx, Inc.	6,864	175,032

		6,336,776

Software — 3.9%
Adobe Systems, Inc.*	12,105	428,154
Autodesk, Inc.*	5,481	161,251
BMC Software, Inc.*	4,337	164,806
CA, Inc.	9,639	226,227
Citrix Systems, Inc.*	4,591	217,935
Compuware Corp.*	5,119	43,000
Dun & Bradstreet Corp.	1,100	81,862
Electronic Arts, Inc.*	7,730	144,242
Fidelity National Information Services, Inc.	7,959	186,559
Fiserv, Inc.*	3,507	178,015
Intuit, Inc.*	7,680	263,731
Microsoft Corp.	179,915	5,266,112
Novell, Inc.*	6,923	41,469
Oracle Corp.	92,013	2,363,814
Red Hat, Inc.*	4,700	137,569
Salesforce.com, Inc.*	2,700	201,015

		10,105,761

Telecommunications — 5.3%
American Tower Corp., Class A*	9,359	398,787
AT&T, Inc.	139,543	3,605,791
CenturyTel, Inc.	6,775	240,242
Cisco Systems, Inc.*	135,980	3,539,560
Corning, Inc.	36,315	733,926
Frontier Communications Corp.	8,044	59,847
Harris Corp.	3,300	156,717
JDS Uniphase Corp.*#	4,496	56,335
Juniper Networks, Inc.*	12,071	370,338
MetroPCS Communications, Inc.*#	6,400	45,312
Motorola, Inc.*	53,526	375,753
QUALCOMM, Inc.	39,271	1,648,989
Qwest Communications International, Inc.	33,470	174,713
Sprint Nextel Corp.*	72,983	277,335
Tellabs, Inc.	8,076	61,135
Verizon Communications, Inc.	66,776	2,071,392
Windstream Corp.#	11,251	122,523

		13,938,695

Textiles — 0.0%
Cintas Corp.	3,455	97,051

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,712	103,815
Mattel, Inc.	8,881	201,954

		305,769

	Number of Shares	Value†

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	4,139	$231,163
CSX Corp.	9,522	484,670
Expeditors International of Washington, Inc.	5,273	194,679
FedEx Corp.	7,266	678,645
Norfolk Southern Corp.	8,552	477,971
Ryder System, Inc.	1,125	43,605
Union Pacific Corp.	12,010	880,333
United Parcel Service, Inc., Class B	23,274	1,499,078

		4,490,144

TOTAL COMMON STOCKS (Cost $246,865,420)		246,105,578

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Apartments — 0.1%
Apartment Investment & Management Co., Class A	2,762	50,848
AvalonBay Communities, Inc.	1,792	154,739
Equity Residential	6,292	246,332

		451,919

Forest Products & Paper — 0.1%
Plum Creek Timber Co.#	4,147	161,360

Healthcare — 0.2%
HCP, Inc.	6,650	219,450
Health Care REIT, Inc.	2,900	131,167
Ventas, Inc.	3,700	175,676

		526,293

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.#	15,376	225,258

Industrial — 0.1%
ProLogis	10,529	138,983

Mixed Industrial/Office — 0.1%
Vornado Realty Trust	3,787	286,676

Office Property — 0.1%
Boston Properties, Inc.	3,142	237,033

Regional Malls — 0.2%
Simon Property Group, Inc.	6,628	556,089

Storage & Warehousing — 0.1%
Public Storage	3,116	286,641

Strip Centers — 0.1%
Kimco Realty Corp.#	10,364	162,093

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,062,868)		3,032,345

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

INDEX 500 FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills 0.140%, 06/17/10 (Cost $707,788)	$708	$707,781

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,507,519	1,507,519
BlackRock Liquidity Funds TempFund - Institutional Shares	1,507,518	1,507,518

TOTAL SHORT-TERM INVESTMENTS (Cost $3,015,037)		3,015,037

SECURITIES LENDING COLLATERAL — 3.1%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $8,241,219)	8,241,219	8,241,219

TOTAL INVESTMENTS — 100.0% (Cost $261,892,332)(a)		$261,101,960

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $267,443,901. Net unrealized depreciation was $6,341,941. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $46,110,111 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $52,452,052.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

INDEX 500 FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

	ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$246,105,578	$246,105,578	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,032,345	3,032,345	—	—
U.S. TREASURY OBLIGATIONS	707,781	—	707,781	—
SHORT-TERM INVESTMENTS	3,015,037	3,015,037	—	—
SECURITIES LENDING COLLATERAL	8,241,219	8,241,219	—	—

TOTAL INVESTMENTS	261,101,960	260,394,179	707,781	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 84.0%
Advertising — 0.9%
Focus Media Holding Ltd. ADR*#	54,390	$993,161

Airlines — 1.0%
Continental Airlines, Inc., Class B*#	47,810	1,050,386

Apparel — 1.8%
Coach, Inc.	34,840	1,376,877
The Warnaco Group, Inc.*	10,610	506,203

		1,883,080

Banks — 1.1%
Fifth Third Bancorp	84,580	1,149,442

Beverages — 1.9%
Green Mountain Coffee Roasters, Inc.*#	12,130	1,174,427
Hansen Natural Corp.*	19,340	838,969

		2,013,396

Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.*	18,750	1,019,437
Charles River Laboratories International, Inc.*	22,890	899,806
Human Genome Sciences, Inc.*	20,290	612,758
United Therapeutics Corp.*#	21,620	1,196,235
Vertex Pharmaceuticals, Inc.*	15,300	625,311

		4,353,547

Building Materials — 0.6%
Owens Corning*	24,750	629,640

Chemicals — 1.9%
CF Industries Holdings, Inc.	12,170	1,109,661
Ecolab, Inc.	19,940	876,363

		1,986,024

Coal — 2.1%
Alpha Natural Resources, Inc.*	13,150	656,053
Consol Energy, Inc.	14,880	634,781
Walter Energy, Inc.	9,570	883,024

		2,173,858

Commercial Services — 2.0%
Global Payments, Inc.	19,900	906,445
Robert Half International, Inc.#	21,340	649,376
VistaPrint N.V.*	10,490	600,553

		2,156,374

Computers — 1.4%
NetApp, Inc.*	44,460	1,447,618

Cosmetics & Personal Care — 1.4%
Avon Products, Inc.	45,370	1,536,682

Distribution & Wholesale — 1.1%
Fastenal Co.#	23,720	1,138,323

Diversified Financial Services — 5.0%
Affiliated Managers Group, Inc.*	12,160	960,640
IntercontinentalExchange, Inc.*	9,890	1,109,460
Lazard Ltd., Class A	20,850	744,345
T. Rowe Price Group, Inc.	29,830	1,638,562

	Number of Shares	Value†

Diversified Financial Services — (continued)
TD AmeriTrade Holding Corp.*#	46,310	$882,669

		5,335,676

Electronics — 0.7%
Waters Corp.*	11,390	769,281

Engineering & Construction — 0.9%
McDermott International, Inc.*	36,160	973,427

Food — 1.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR#	8,540	574,144
Whole Foods Market, Inc.*#	38,360	1,386,714

		1,960,858

Hand & Machine Tools — 0.6%
Stanley Black & Decker, Inc.	11,630	667,678

Healthcare Products — 3.6%
Edwards Lifesciences Corp.*	9,270	916,618
Henry Schein, Inc.*	11,850	697,965
Hospira, Inc.*	20,270	1,148,295
Intuitive Surgical, Inc.*	2,920	1,016,540

		3,779,418

Healthcare Services — 2.4%
CIGNA Corp.	19,440	711,115
Community Health Systems, Inc.*	15,140	559,120
DaVita, Inc.*	10,350	656,190
Health Management Association, Inc., Class A*	67,250	578,350

		2,504,775

Home Builders — 1.1%
Pulte Homes, Inc.*	103,250	1,161,562

Insurance — 0.5%
Genworth Financial, Inc., Class A*	26,640	488,578

Internet — 4.6%
F5 Networks, Inc.*	31,750	1,952,943
McAfee, Inc.*	20,230	811,830
MercadoLibre, Inc.*	10,940	527,417
priceline.com, Inc.*#	6,080	1,550,400

		4,842,590

Iron & Steel — 0.9%
United States Steel Corp.	15,710	997,899

Leisure Time — 1.9%
Harley-Davidson, Inc.	26,330	739,083
WMS Industries, Inc.*#	29,165	1,223,180

		1,962,263

Lodging — 3.0%
Starwood Hotels & Resorts Worldwide, Inc.#	39,280	1,832,019
Wynn Resorts Ltd.	17,090	1,295,935

		3,127,954

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery - Construction & Mining — 1.1%
Joy Global, Inc.	20,700	$1,171,620

Machinery - Diversified — 1.4%
Cummins, Inc.	23,670	1,466,356

Media — 0.6%
Cablevision Systems Corp., Class A	27,580	665,781

Metal Fabricate/Hardware — 1.1%
Precision Castparts Corp.	9,030	1,144,191

Mining — 0.9%
Thompson Creek Metals Co., Inc.*	68,020	920,311

Miscellaneous Manufacturing — 0.9%
Parker Hannifin Corp.	14,400	932,256

Oil & Gas — 3.5%
Concho Resources, Inc.*#	14,360	723,170
Nabors Industries Ltd.*	18,370	360,603
Petrohawk Energy Corp.*	37,440	759,283
Questar Corp.	13,650	589,680
Range Resources Corp.	18,365	860,767
Whiting Petroleum Corp.*	4,620	373,481

		3,666,984

Oil & Gas Services — 1.1%
Cameron International Corp.*	27,550	1,180,793

Pharmaceuticals — 2.0%
AmerisourceBergen Corp.	40,820	1,180,514
Mead Johnson Nutrition Co.	17,620	916,769

		2,097,283

Real Estate — 0.9%
CB Richard Ellis Group, Inc., Class A*	63,040	999,184

Retail — 5.1%
Bed Bath & Beyond, Inc.*	25,900	1,133,384
Guess?, Inc.	28,670	1,346,917
Nordstrom, Inc.	20,230	826,395
Panera Bread Co., Class A*#	12,720	972,953
Urban Outfitters, Inc.*	30,710	1,167,901

		5,447,550

Semiconductors — 11.2%
ASML Holding N.V.	35,330	1,250,682
Broadcom Corp., Class A	42,380	1,406,168
Cree, Inc.*#	11,710	822,276
Lam Research Corp.*	42,640	1,591,325
Marvell Technology Group Ltd.*	62,270	1,269,063
Micron Technology, Inc.*	158,960	1,651,595
Netlogic Microsystems, Inc.*#	27,380	805,793
PMC-Sierra, Inc.*	85,420	761,946
QLogic Corp.*#	60,830	1,234,849
Varian Semiconductor Equipment Associates, Inc.*	32,962	1,091,702

		11,885,399

	Number of Shares	Value†

Software — 3.0%
Cerner Corp.*	12,390	$1,053,893
MSCI, Inc., Class A*#	19,670	710,087
Salesforce.com, Inc.*	19,550	1,455,498

		3,219,478

Telecommunications — 2.9%
Atheros Communications, Inc.*	35,180	1,361,818
Juniper Networks, Inc.*	39,020	1,197,133
Millicom International Cellular S.A.	6,300	561,645

		3,120,596

TOTAL COMMON STOCKS (Cost $65,766,933)		89,001,272

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Mixed Industrial/Office — 0.8%
Digital Realty Trust, Inc.# (Cost $672,326)	15,930	863,406

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds TempCash - Institutional Shares (Cost $3,125,983)	3,125,983	3,125,983

SECURITIES LENDING COLLATERAL — 12.2%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $12,912,130)	12,912,130	12,912,130

TOTAL INVESTMENTS — 100.0% (Cost $82,477,372)(a)		$105,902,791

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $82,811,165. Net unrealized appreciation was $23,091,626. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,677,658 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $586,032.

ADR — American Depository Receipt.

PENN SERIES FUNDS, INC.

MID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

	ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$89,001,272	$89,001,272	$—	$—
REAL ESTATE INVESTMENT TRUSTS	863,406	863,406	—	—
SHORT-TERM INVESTMENTS	3,125,983	3,125,983	—	—
SECURITIES LENDING COLLATERAL	12,912,130	12,912,130	—	—

TOTAL INVESTMENTS	105,902,791	105,902,791	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 84.1%
Aerospace & Defense — 0.9%
Empresa Brasileira de Aeronautic S.A. ADR#	44,500	$1,066,220

Auto Manufacturers — 0.6%
Navistar International Corp.*	15,400	688,842

Auto Parts & Equipment — 2.9%
American Axle & Manufacturing Holdings, Inc.*	44,900	448,102
Lear Corp.*	20,800	1,650,480
WABCO Holdings, Inc.*	41,100	1,229,712

		3,328,294

Banks — 7.8%
Comerica, Inc.	34,900	1,327,596
Fifth Third Bancorp	138,600	1,883,574
First Horizon National Corp.*	43,901	616,809
KeyCorp	94,700	733,925
Regions Financial Corp.	203,800	1,599,830
SunTrust Banks, Inc.	57,500	1,540,425
Zions Bancorporation#	51,200	1,117,184

		8,819,343

Beverages — 1.4%
Dr. Pepper Snapple Group, Inc.	44,800	1,575,616

Building Materials — 3.0%
Louisiana-Pacific Corp.*	57,800	523,090
Masco Corp.	73,700	1,143,824
Owens Corning*	69,200	1,760,448

		3,427,362

Commercial Services — 3.1%
Lender Processing Services, Inc.	39,550	1,493,012
Moody’s Corp.#	68,000	2,023,000

		3,516,012

Diversified Financial Services — 1.8%
Invesco Ltd.	73,700	1,614,767
Jefferies Group, Inc.#	17,800	421,326

		2,036,093

Electric — 6.4%
Allegheny Energy, Inc.	33,400	768,200
Alliant Energy Corp.	12,400	412,424
CMS Energy Corp.	81,600	1,261,536
DPL, Inc.	40,800	1,109,352
DTE Energy Co.	12,900	575,340
Entergy Corp.	7,400	601,990
NRG Energy, Inc.*	60,500	1,264,450
NV Energy, Inc.	108,500	1,337,805

		7,331,097

Electrical Components & Equipment — 1.5%
Energizer Holdings, Inc.*	27,600	1,732,176

Electronics — 0.9%
Avnet, Inc.*	34,400	1,032,000

Engineering & Construction — 2.3%
Chicago Bridge & Iron Co. NV*	76,700	1,784,042

	Number of Shares	Value†

Engineering & Construction — (continued)
McDermott International, Inc.*	31,400	$845,288

		2,629,330

Food — 0.4%
The J.M. Smucker Co.	7,500	451,950

Healthcare Services — 3.8%
Aetna, Inc.	31,500	1,105,965
CIGNA Corp.	23,600	863,288
Coventry Health Care, Inc.*	39,650	980,148
MEDNAX, Inc.*	24,400	1,419,836

		4,369,237

Home Builders — 0.8%
KB Home#	56,900	953,075

Home Furnishings — 1.7%
Whirlpool Corp.	22,400	1,954,400

Insurance — 8.6%
Assurant, Inc.	44,300	1,523,034
Fidelity National Financial, Inc., Class A	39,700	588,354
Lincoln National Corp.	62,300	1,912,610
PartnerRe Ltd.	13,600	1,084,192
Primerica, Inc.*	7,500	112,500
Principal Financial Group, Inc.#	66,600	1,945,386
StanCorp Financial Group, Inc.	29,500	1,405,085
W. R. Berkley Corp.	46,600	1,215,794

		9,786,955

Iron & Steel — 1.3%
United States Steel Corp.	22,400	1,422,848

Leisure Time — 1.5%
Harley-Davidson, Inc.#	59,300	1,664,551

Machinery — Construction & Mining — 3.0%
Bucyrus International, Inc.	29,400	1,940,106
Terex Corp.*	65,500	1,487,505

		3,427,611

Machinery — Diversified — 0.9%
AGCO Corp.*	28,000	1,004,360

Media — 2.3%
Cablevision Systems Corp., Class A	32,900	794,206
The McGraw-Hill Cos., Inc.	51,400	1,832,410

		2,626,616

Mining — 2.8%
Freeport-McMoRan Copper & Gold, Inc.	6,500	543,010
Teck Resources Ltd., Class B*	59,700	2,600,532

		3,143,542

Miscellaneous Manufacturing — 1.2%
Ingersoll-Rand Plc	39,300	1,370,391

Oil & Gas — 8.5%
Cabot Oil & Gas Corp.	20,900	769,120
Denbury Resources, Inc.*	43,100	727,097
Newfield Exploration Co.*	31,200	1,623,960

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Noble Corp.*	32,800	$1,371,696
Noble Energy, Inc.	17,100	1,248,300
Southwestern Energy Co.*	26,100	1,062,792
Talisman Energy, Inc.	48,510	827,581
Whiting Petroleum Corp.*	24,800	2,004,832

		9,635,378

Oil & Gas Services — 1.2%
National-Oilwell Varco, Inc.	19,900	807,542
Oceaneering International, Inc.*	8,200	520,618

		1,328,160

Packaging and Containers — 1.2%
Temple-Inland, Inc.	68,400	1,397,412

Pharmaceuticals — 4.8%
AmerisourceBergen Corp.	55,500	1,605,060
NBTY, Inc.*	49,800	2,389,404
Shire Plc ADR#	23,000	1,517,080

		5,511,544

Retail — 4.7%
J.C. Penney Co., Inc.	59,400	1,910,898
Ltd. Brands, Inc.	67,600	1,664,312
Macy’s, Inc.	80,100	1,743,777

		5,318,987

Software — 0.8%
Fidelity National Information Services, Inc.	38,400	900,096

Telecommunications — 1.1%
Anixter International, Inc.*	27,200	1,274,320

Transportation — 0.9%
Genco Shipping & Trading Ltd.*#	21,100	445,421
Ship Finance International Ltd.#	29,696	527,401

		972,822

TOTAL COMMON STOCKS (Cost $82,682,189)		95,696,640

REAL ESTATE INVESTMENT TRUSTS — 3.4%
Building & Real Estate — 0.5%
Annaly Capital Management, Inc.	35,700	613,326

Mixed Industrial/Office — 0.9%
Vornado Realty Trust	13,916	1,053,441

Office Property — 1.2%
Alexandria Real Estate Equities, Inc.	8,400	567,840
Boston Properties, Inc.	10,600	799,664

		1,367,504

Regional Malls — 0.8%
The Macerich Co.#	23,077	884,080

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,425,223)		3,918,351

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds FedFund - Institutional Shares	1,688,322	$1,688,322
BlackRock Liquidity Funds TempFund - Institutional Shares	1,688,323	1,688,323

TOTAL SHORT-TERM INVESTMENTS (Cost $3,376,645)		3,376,645

SECURITIES LENDING COLLATERAL — 9.5%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $10,767,102)	10,767,102	10,767,102

TOTAL INVESTMENTS — 100.0% (Cost $99,251,159)(a)		$113,758,738

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $100,750,756. Net unrealized appreciation was $13,007,982. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,054,709 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,046,727.
#	Security position is either entirely or partially on loan.
ADR	— American Depository Receipt.
Plc	— Public Limited Company.

PENN SERIES FUNDS, INC.

MID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$95,696,640	$95,696,640	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,918,351	3,918,351	—	—
SHORT-TERM INVESTMENTS	3,376,645	3,376,645	—	—
SECURITIES LENDING COLLATERAL	10,767,102	10,767,102	—	—

TOTAL INVESTMENTS	113,758,738	113,758,738	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 86.0%
Advertising — 3.4%
Interpublic Group of Cos., Inc.*	110,400	$918,528
Omnicom Group, Inc.	19,400	752,914

		1,671,442

Aerospace & Defense — 0.4%
Curtiss-Wright Corp.	5,800	201,840

Auto Parts & Equipment — 2.0%
Lear Corp.*	3,400	269,790
WABCO Holdings, Inc.*	23,900	715,088

		984,878

Banks — 10.8%
City National Corp.#	15,400	831,138
Comerica, Inc.	20,600	783,624
Commerce Bancshares, Inc.	9,360	385,071
Cullen/Frost Bankers, Inc.	9,500	530,100
FirstMerit Corp.	11,200	241,584
KeyCorp	93,000	720,750
M&T Bank Corp.#	8,300	658,854
Signature Bank*	2,300	85,215
SunTrust Banks, Inc.	13,600	364,344
TCF Financial Corp.#	22,580	359,925
Whitney Holding Corp.	11,000	151,690
Zions Bancorporation#	10,300	224,746

		5,337,041

Building Materials — 0.6%
Simpson Manufacturing Co., Inc.#	7,900	219,304
Universal Forest Products, Inc.	2,000	77,040

		296,344

Chemicals — 1.0%
Celanese Corp., Series A	5,700	181,545
Olin Corp.	15,900	311,958

		493,503

Computers — 0.7%
Diebold, Inc.#	10,900	346,184

Distribution & Wholesale — 0.1%
Fossil, Inc.*	1,400	52,836

Diversified Financial Services — 2.8%
Jefferies Group, Inc.#	10,100	239,067
Lazard Ltd., Class A#	25,100	896,070
Raymond James Financial, Inc.#	8,900	237,986

		1,373,123

Electric — 1.4%
CMS Energy Corp.	30,800	476,168
Northeast Utilities	8,000	221,120

		697,288

Electrical Components & Equipment — 0.8%
AMETEK, Inc.	9,100	377,286

Electronics — 1.3%
Trimble Navigation Ltd.*	15,700	450,904
Tyco Electronics Ltd.	6,600	181,368

		632,272

	Number of Shares	Value†

Environmental Control — 0.6%
Republic Services, Inc.	10,095	$292,957

Food — 0.3%
The J.M. Smucker Co.	2,200	132,572

Hand & Machine Tools — 0.7%
Kennametal, Inc.	12,400	348,688

Healthcare Products — 4.8%
DENTSPLY International, Inc.	5,100	177,735
Kinetic Concepts, Inc.*	9,000	430,290
Patterson Cos., Inc.	27,000	838,350
The Cooper Cos., Inc.	14,600	567,648
Varian Medical Systems, Inc.*#	2,500	138,325
Zimmer Holdings, Inc.*	3,700	219,040

		2,371,388

Healthcare Services — 3.6%
CIGNA Corp.	12,000	438,960
DaVita, Inc.*	7,100	450,140
HealthSouth Corp.*	16,200	302,940
Humana, Inc.*	5,900	275,943
Universal Health Services, Inc., Class B	8,800	308,792

		1,776,775

Household Products & Wares — 1.1%
Fortune Brands, Inc.	11,600	562,716

Insurance — 2.7%
ACE Ltd.	3,500	183,050
AON Corp.	4,800	205,008
Markel Corp.*	800	299,728
PartnerRe Ltd.	6,300	502,236
W. R. Berkley Corp.	4,900	127,841

		1,317,863

Internet — 1.6%
McAfee, Inc.*	10,500	421,365
NutriSystem, Inc.#	20,500	365,105

		786,470

Iron & Steel — 3.1%
Reliance Steel & Aluminum Co.	14,700	723,681
Steel Dynamics, Inc.	18,900	330,183
United States Steel Corp.#	7,700	489,104

		1,542,968

Lodging — 2.0%
Marriott International, Inc., Class A#	16,596	523,106
Starwood Hotels & Resorts Worldwide, Inc.#	10,600	494,384

		1,017,490

Machinery — Diversified — 0.2%
Roper Industries, Inc.	1,500	86,760

Mining — 1.1%
Agnico-Eagle Mines Ltd.	7,100	395,257
IAMGOLD Corp.	9,900	130,878

		526,135

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 4.8%
Eaton Corp.	10,400	$788,008
ITT Corp.	2,300	123,303
Pall Corp.	4,300	174,107
Parker Hannifin Corp.	7,800	504,972
Pentair, Inc.	3,700	131,794
SPX Corp.	1,400	92,848
Tyco International Ltd.	15,000	573,750

		2,388,782

Oil & Gas — 3.4%
Cabot Oil & Gas Corp.	7,200	264,960
EOG Resources, Inc.	2,400	223,056
EQT Corp.	15,800	647,800
Forest Oil Corp.*	3,300	85,206
Noble Energy, Inc.	3,100	226,300
Questar Corp.	5,200	224,640

		1,671,962

Oil & Gas Services — 1.9%
Halliburton Co.	19,781	596,001
Weatherford International Ltd.*	21,800	345,748

		941,749

Packaging and Containers — 1.3%
Ball Corp.	7,900	421,702
Greif, Inc., Class A	1,100	60,412
Owens-Illinois, Inc.*#	4,900	174,146

		656,260

Pharmaceuticals — 5.6%
AmerisourceBergen Corp.	15,800	456,936
McKesson Corp.	5,400	354,888
Mylan, Inc.*	30,500	692,655
Onyx Pharmaceuticals, Inc.*	9,294	281,422
Warner Chilcott Plc, Class A*#	28,300	723,065
Watson Pharmaceuticals, Inc.*	6,600	275,682

		2,784,648

Pipelines — 2.9%
El Paso Corp.	63,800	691,592
The Williams Cos., Inc.	32,100	741,510

		1,433,102

Retail — 5.2%
American Eagle Outfitters, Inc.	24,500	453,740
Big Lots, Inc.*	9,400	342,348
Family Dollar Stores, Inc.	12,600	461,286
Guess?, Inc.	1,600	75,168
J.C. Penney Co., Inc.	9,100	292,747
Nordstrom, Inc.	5,700	232,845
PetSmart, Inc.	13,600	434,656
Pier 1 Imports, Inc.*	18,500	117,845
The Children’s Place Retail Stores, Inc.*	3,200	142,560

		2,553,195

Savings & Loans — 0.5%
Washington Federal, Inc.	13,600	276,352

Semiconductors — 3.5%
Analog Devices, Inc.	6,400	184,448
Micron Technology, Inc.*#	49,900	518,461

	Number of Shares	Value†

Semiconductors — (continued)
National Semiconductor Corp.	21,200	$306,340
QLogic Corp.*	14,900	302,470
Xilinx, Inc.	16,800	428,400

		1,740,119

Software — 7.0%
Adobe Systems, Inc.*	15,722	556,087
Autodesk, Inc.*	16,880	496,610
CA, Inc.	16,300	382,561
Fiserv, Inc.*	9,700	492,372
Intuit, Inc.*	19,600	673,064
VeriFone Holdings, Inc.*	43,000	869,030

		3,469,724

Telecommunications — 1.2%
CenturyTel, Inc.	17,014	603,316

Transportation — 1.6%
Heartland Express, Inc.#	12,200	201,300
Kansas City Southern*	17,100	618,507

		819,807

TOTAL COMMON STOCKS (Cost $34,566,948)		42,565,835

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Office Property — 0.7%
Alexandria Real Estate Equities, Inc. (Cost $291,765)	5,400	365,040

SHORT-TERM INVESTMENTS — 4.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,002,795	1,002,795
BlackRock Liquidity Funds TempFund - Institutional Shares	1,002,795	1,002,795

TOTAL SHORT-TERM INVESTMENTS (Cost $2,005,590)		2,005,590

SECURITIES LENDING COLLATERAL — 9.2%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $4,555,716)	4,555,716	4,555,716

TOTAL INVESTMENTS — 100.0% (Cost $41,420,019)(a)		$49,492,181

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $41,783,653. Net unrealized appreciation was $7,708,528. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,291,821 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $583,293.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

MID CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$42,565,835	$42,565,835	$—	$—
REAL ESTATE INVESTMENT TRUSTS	365,040	365,040	—	—
SHORT-TERM INVESTMENTS	2,005,590	2,005,590	—	—
SECURITIES LENDING COLLATERAL	4,555,716	4,555,716	—	—

TOTAL INVESTMENTS	49,492,181	49,492,181	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 77.2%
Aerospace & Defense — 1.0%
AeroVironment, Inc.*#	41,215	$1,076,124

Airlines — 2.3%
AirTran Holdings, Inc.*#	326,956	1,660,937
Copa Holdings S.A., Class A	13,608	827,366

		2,488,303

Apparel — 2.0%
Iconix Brand Group, Inc.*#	91,225	1,401,216
Under Armour, Inc., Class A*#	27,275	802,158

		2,203,374

Auto Parts & Equipment — 0.9%
Tenneco, Inc.*	43,675	1,032,914

Banks — 0.6%
CapitalSource, Inc.	116,986	653,952

Biotechnology — 2.5%
AMAG Pharmaceuticals, Inc.*	60,423	2,109,367
Cubist Pharmaceuticals, Inc.*	30,017	676,583

		2,785,950

Chemicals — 0.8%
Intrepid Potash, Inc.*#	27,560	835,895

Commercial Services — 8.2%
Aegean Marine Petroleum Network, Inc.#	55,963	1,588,230
American Public Education, Inc.*	47,813	2,228,086
HMS Holdings Corp.*	14,925	761,026
Resources Connection, Inc.*	37,400	716,958
SuccessFactors, Inc.*#	43,750	833,000
TeleTech Holdings, Inc.*	44,674	763,032
The Corporate Executive Board Co.	50,774	1,350,080
VistaPrint N.V.*#	13,540	775,165

		9,015,577

Computers — 2.1%
Syntel, Inc.	21,850	840,570
VanceInfo Technologies, Inc. ADR*#	63,739	1,420,742

		2,261,312

Distribution & Wholesale — 0.7%
Titan Machinery, Inc.*#	54,078	740,328

Diversified Financial Services — 2.5%
Greenhill & Co., Inc.	13,581	1,114,864
MF Global Holdings Ltd.*#	98,900	798,123
World Acceptance Corp.*#	22,100	797,368

		2,710,355

Electric — 0.8%
EnerNOC, Inc.*#	29,420	873,186

Electrical Components & Equipment — 2.0%
Advanced Energy Industries, Inc.*	129,684	2,147,567

Entertainment — 1.3%
Pinnacle Entertainment, Inc.*	145,535	1,417,511

	Number of Shares	Value†

Environmental Control — 0.2%
Energy Recovery, Inc.*	34,300	$216,090

Food — 1.3%
Smart Balance, Inc.*	228,180	1,478,606

Healthcare Products — 3.8%
Abaxis, Inc.*	31,152	847,023
Masimo Corp.	41,275	1,095,851
NuVasive, Inc.*	30,296	1,369,379
Thoratec Corp.*#	25,794	862,810

		4,175,063

Healthcare Services — 2.4%
Amedisys, Inc.*#	19,775	1,091,976
IPC The Hospitalist Co., Inc.*	20,283	712,136
WellCare Health Plans, Inc.*	28,584	851,803

		2,655,915

Home Furnishings — 0.7%
Tempur-Pedic International, Inc.*	27,050	815,828

Insurance — 2.3%
MGIC Investment Corp.*#	234,862	2,576,436

Internet — 1.7%
Archipelago Learning, Inc.*	55,799	813,550
Sapient Corp.	115,901	1,059,335

		1,872,885

Leisure Time — 1.6%
Life Time Fitness, Inc.*#	61,725	1,734,472

Lodging — 1.0%
Orient-Express Hotels Ltd., Class A*	74,091	1,050,610

Machinery — Diversified — 0.8%
Middleby Corp.*	15,314	881,933

Oil & Gas — 8.5%
Comstock Resources, Inc.*	45,269	1,439,554
GMX Resources, Inc.*#	71,384	586,777
Goodrich Petroleum Corp.*#	35,023	547,760
Petrohawk Energy Corp.*	129,094	2,618,026
Petroquest Energy, Inc.*	149,380	751,381
Quicksilver Resources, Inc.*	72,483	1,019,836
SandRidge Energy, Inc.*#	315,104	2,426,301

		9,389,635

Pharmaceuticals — 5.2%
BioMarin Pharmaceuticals, Inc.*	55,017	1,285,747
Cardiome Pharma Corp.*	209,476	1,384,636
Durect Corp.*	311,525	937,690
Par Pharmaceutical Cos., Inc.*	34,450	854,360
Pozen, Inc.*	133,777	1,281,584

		5,744,017

Retail — 4.4%
AerCap Holdings N.V.*	191,019	2,200,539
Buffalo Wild Wings, Inc.*#	15,997	769,615
Lululemon Athletica, Inc.*	23,884	991,186

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	37,124	$839,745

		4,801,085

Semiconductors — 4.7%
Netlogic Microsystems, Inc.*#	55,749	1,640,693
Teradyne, Inc.*#	194,858	2,176,564
Verigy Ltd.*	124,210	1,388,668

		5,205,925

Software — 5.8%
CommVault Systems, Inc.*	41,825	892,964
InnerWorkings, Inc.*#	190,591	991,073
MicroStrategy, Inc., Class A*	7,050	599,744
NetSuite, Inc.*#	81,980	1,191,989
Quality Systems, Inc.#	12,200	749,568
Rosetta Stone, Inc.*#	50,863	1,209,522
VeriFone Holdings, Inc.*	38,000	767,980

		6,402,840

Telecommunications — 1.3%
Atheros Communications, Inc.*	38,150	1,476,786

Transportation — 3.8%
Atlas Air Worldwide Holdings, Inc.*	23,800	1,262,590
Celadon Group, Inc.*	51,029	711,344
Old Dominion Freight Line, Inc.*	29,200	974,988
Scorpio Tankers, Inc.*	52,975	665,366
Vitran Corp., Inc.*	50,799	614,668

		4,228,956

TOTAL COMMON STOCKS (Cost $71,400,437)		84,949,430

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	753,123	753,123
BlackRock Liquidity Funds TempFund - Institutional Shares	753,122	753,122

TOTAL SHORT-TERM INVESTMENTS (Cost $1,506,245)		1,506,245

SECURITIES LENDING COLLATERAL — 21.4%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $23,625,026)	23,625,026	23,625,026

TOTAL INVESTMENTS — 100.0% (Cost $96,531,708)(a)		$110,080,701

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $98,659,705. Net unrealized appreciation/depreciation was $11,420,996. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,971,752 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,550,756.

ADR — American Depository Receipt.

PENN SERIES FUNDS, INC.

SMALL CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$84,949,430	$84,949,430	$—	$—
SHORT-TERM INVESTMENTS	1,506,245	1,506,245	—	—
SECURITIES LENDING COLLATERAL	23,625,026	23,625,026	—	—

TOTAL INVESTMENTS	110,080,701	110,080,701	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 75.7%
Aerospace & Defense — 0.9%
AAR Corp.*	40,997	$1,017,546
TransDigm Group, Inc.	10,236	542,917

		1,560,463

Airlines — 1.1%
AirTran Holdings, Inc.*#	296,170	1,504,543
JetBlue Airways Corp.*	73,710	411,302

		1,915,845

Apparel — 0.3%
G-III Apparel Group Ltd.*	17,060	470,174

Auto Parts & Equipment — 1.0%
Tenneco, Inc.*	26,570	628,380
TRW Automotive Holdings Corp.*	36,150	1,033,167

		1,661,547

Banks — 9.4%
Bank of the Ozarks, Inc.#	25,088	882,847
Boston Private Financial Holdings, Inc.	39,959	294,498
Bridge Capital Holdings*	11,083	101,409
Capital City Bank Group, Inc.	8,549	121,823
CoBiz Financial, Inc.	32,701	203,727
East West Bancorp, Inc.	42,503	740,402
F.N.B. Corp.	48,495	393,294
First Financial Bankshares, Inc.	21,930	1,130,491
First Midwest Bancorp, Inc.	18,540	251,217
FirstMerit Corp.	39,718	856,717
Glacier Bancorp, Inc.	89,688	1,365,948
Hancock Holding Co.	23,470	981,281
Heritage Financial Corp.*	13,220	199,490
Home Bancshares, Inc.#	18,506	489,299
IBERIABANK Corp.	8,049	483,020
Lakeland Financial Corp.	14,570	277,558
MB Financial, Inc.	19,790	445,869
Northwest Bancshares, Inc.*	17,180	201,693
PacWest Bancorp	9,960	227,287
Pinnacle Financial Partners, Inc.*#	36,119	545,758
Prosperity Bancshares, Inc.#	27,826	1,140,866
Sandy Spring Bancorp, Inc.	15,930	238,950
SCBT Financial Corp.	19,097	707,353
Seacoast Banking Corp. of Florida*	11,825	20,221
Sierra Bancorp	8,284	106,781
Signature Bank*	36,855	1,365,478
Simmons First National Corp., Class A	9,710	267,705
Southcoast Financial Corp.*	15,901	55,654
Summit State Bank	11,718	79,097
Texas Capital Bancshares, Inc.*	11,523	218,822
Trico Bancshares	19,718	392,388
UMB Financial Corp.	16,009	649,965
United Community Banks, Inc.*#	18,341	80,884
Webster Financial Corp.	9,000	157,410

		15,675,202

Building Materials — 1.2%
Comfort Systems USA, Inc.	98,981	1,236,273
Universal Forest Products, Inc.	18,287	704,415

		1,940,688

	Number of Shares	Value†

Chemicals — 3.3%
H.B. Fuller Co.	55,064	$1,278,035
Minerals Technologies, Inc.	24,975	1,294,704
PolyOne Corp.*	139,420	1,427,661
Rockwood Holdings, Inc.*	8,970	238,781
Solutia, Inc.*	77,033	1,241,002

		5,480,183

Commercial Services — 2.6%
Aaron’s, Inc.	20,126	671,001
Aegean Marine Petroleum Network, Inc.#	42,201	1,197,664
Convergys Corp.*	44,090	540,543
Monro Muffler Brake, Inc.	15,313	547,593
On Assignment, Inc.*	46,081	328,558
PHH Corp.*	11,301	266,365
RSC Holdings, Inc.*	91,976	732,129

		4,283,853

Computers — 1.7%
Electronics for Imaging, Inc.*	91,772	1,067,308
Mentor Graphics Corp.*	83,220	667,424
MTS Systems Corp.	21,425	621,968
NetScout Systems, Inc.*	28,750	425,213

		2,781,913

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc.*	21,491	386,838

Distribution & Wholesale — 2.0%
Beacon Roofing Supply, Inc.*#	34,518	660,329
Fossil, Inc.*	24,267	915,837
School Specialty, Inc.*	19,329	438,962
Watsco, Inc.#	23,104	1,314,155

		3,329,283

Diversified Financial Services — 1.8%
BGC Partners, Inc., Class A	39,314	240,209
E*TRADE Financial Corp.*#	382,010	630,316
KBW, Inc.*#	17,169	461,846
Knight Capital Group, Inc., Class A*	32,200	491,050
MF Global Holdings Ltd.*#	45,531	367,435
Ocwen Financial Corp.*	27,230	301,981
Piper Jaffray Cos.*	11,500	463,450

		2,956,287

Electric — 3.5%
CH Energy Group, Inc.	1,780	72,695
Cleco Corp.	44,391	1,178,581
El Paso Electric Co.*	113,389	2,335,813
Great Plains Energy, Inc.	12,250	227,483
MGE Energy, Inc.	8,488	300,136
NorthWestern Corp.	9,385	251,612
The Empire District Electric Co.#	6,783	122,230
UniSource Energy Corp.	12,273	385,863
Westar Energy, Inc.	40,064	893,427

		5,767,840

Electrical Components & Equipment — 0.8%
EnerSys*	37,906	934,762
Littelfuse, Inc.*	11,116	422,519

		1,357,281

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — 0.9%
Checkpoint Systems, Inc.*	36,210	$800,965
Watts Water Technologies, Inc., Class A	22,320	693,259

		1,494,224

Engineering & Construction — 0.3%
Michael Baker Corp.*	4,860	167,573
MYR Group, Inc.*	17,820	290,644

		458,217

Environmental Control — 0.5%
Waste Connections, Inc.*	24,304	825,364

Food — 1.3%
American Italian Pasta Co., Class A*	11,480	446,228
Lance, Inc.	22,470	519,731
The Hain Celestial Group, Inc.*	32,020	555,547
TreeHouse Foods, Inc.*	15,120	663,314

		2,184,820

Forest Products & Paper — 0.2%
Cellu Tissue Holdings, Inc.*	31,290	312,274

Gas — 0.8%
South Jersey Industries, Inc.	4,860	204,071
Southwest Gas Corp.	33,467	1,001,333
The Laclede Group, Inc.	5,608	189,102

		1,394,506

Hand & Machine Tools — 0.6%
Regal-Beloit Corp.	16,770	996,306

Healthcare Products — 1.2%
American Medical Systems Holdings, Inc.*	43,857	814,863
Cardiac Science Corp.*	105,479	197,246
Hill-Rom Holdings, Inc.	18,226	495,930
Symmetry Medical, Inc.*	46,883	470,705

		1,978,744

Healthcare Services — 1.9%
Amedisys, Inc.*#	32,700	1,805,694
Lincare Holdings, Inc.*#	31,023	1,392,312

		3,198,006

Home Builders — 0.8%
Meritage Homes Corp.*	43,808	919,968
The Ryland Group, Inc.	15,080	338,395

		1,258,363

Household Products & Wares — 0.3%
Central Garden & Pet Co.*#	51,140	504,752

Insurance — 6.0%
Ambac Financial Group, Inc.*#	76,580	42,640
American Equity Investment Life Holding Co.	147,995	1,576,147
Aspen Insurance Holdings Ltd.	23,179	668,482
Donegal Group, Inc., Class A	21,870	317,334
Max Capital Group Ltd.	52,133	1,198,537
Meadowbrook Insurance Group, Inc.	173,722	1,372,404
MGIC Investment Corp.*#	60,060	658,858
ProAssurance Corp.*	22,218	1,300,642

	Number of Shares	Value†

Insurance — (continued)
RLI Corp.#	14,740	$840,475
Symetra Financial Corp.*	51,660	680,879
The PMI Group, Inc.*	58,770	318,533
Tower Group, Inc.	47,321	1,049,106

		10,024,037

Investment Companies — 1.5%
Apollo Investment Corp.	64,380	819,557
Ares Capital Corp.	59,474	882,594
PennantPark Investment Corp.	44,227	458,192
Solar Capital Ltd.	16,490	348,599

		2,508,942

Iron & Steel — 0.2%
Schnitzer Steel Industries, Inc., Class A	5,325	279,722

Leisure Time — 0.6%
Polaris Industries, Inc.#	7,660	391,886
WMS Industries, Inc.*#	13,880	582,127

		974,013

Lodging — 1.0%
Ameristar Casinos, Inc.	44,987	819,663
Gaylord Entertainment Co.*#	30,133	882,596

		1,702,259

Machinery — Diversified — 2.5%
Altra Holdings, Inc.*	17,470	239,863
Applied Industrial Technologies, Inc.	45,243	1,124,289
Graco, Inc.	24,708	790,656
Intermec, Inc.*	27,538	390,489
Middleby Corp.*#	5,790	333,446
Robbins & Myers, Inc.	19,614	467,205
Tennant Co.	27,229	745,802

		4,091,750

Metal Fabricate/Hardware — 2.2%
Commercial Metals Co.	72,950	1,098,627
Mueller Industries, Inc.	38,634	1,035,005
Mueller Water Products, Inc., Class A	136,320	651,610
Olympic Steel, Inc.	26,133	853,242

		3,638,484

Mining — 1.1%
Kaiser Aluminum Corp.#	46,100	1,778,077

Miscellaneous Manufacturing — 1.3%
Actuant Corp., Class A	63,793	1,247,153
AZZ, Inc.	9,130	309,051
Carlisle Cos., Inc.	14,860	566,166

		2,122,370

Oil & Gas — 3.1%
Atlas Energy, Inc.*	53,889	1,677,026
Brigham Exploration Co.*	42,126	671,910
Resolute Energy Corp.*#	85,008	1,029,447
Rex Energy Corp.*	59,224	674,561
Rosetta Resources, Inc.*	46,030	1,084,006

		5,136,950

Oil & Gas Services — 2.1%
Dril-Quip, Inc.*	18,208	1,107,775

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Hornbeck Offshore Services, Inc.*	34,120	$633,608
Key Energy Services, Inc.*	54,909	524,381
Superior Well Services, Inc.*#	39,530	528,911
T-3 Energy Services, Inc.*	30,215	742,081

		3,536,756

Real Estate — 0.3%
Retail Opportunity Investments Corp.*	48,140	487,177

Retail — 6.5%
AnnTaylor Stores Corp.*#	31,790	658,053
Asbury Automotive Group, Inc.*	28,879	384,091
Big Lots, Inc.*	10,042	365,730
Casey’s General Stores, Inc.	20,215	634,751
DineEquity, Inc.*#	3,110	122,938
Ezcorp, Inc., Class A*	9,870	203,322
First Cash Financial Services, Inc.*	17,890	385,887
Gymboree Corp.*	19,175	990,005
Hibbett Sports, Inc.*	11,909	304,632
HSN, Inc.*	36,370	1,070,733
Jo-Ann Stores, Inc.*	30,382	1,275,436
Jos. A. Bank Clothiers, Inc.*#	17,870	976,596
PF Chang’s China Bistro, Inc.*	8,620	380,401
Rue21, Inc.*#	6,980	241,997
Talbots, Inc.*	21,850	283,176
The Children’s Place Retail Stores, Inc.*#	18,440	821,502
The Finish Line, Inc., Class A	66,894	1,091,710
The Pantry, Inc.*	18,996	237,260
World Fuel Services Corp.	14,030	373,759

		10,801,979

Savings & Loans — 1.2%
Berkshire Hills Bancorp, Inc.	6,626	121,455
Brookline Bancorp, Inc.	53,469	568,910
Dime Community Bancshares	20,037	253,067
First Financial Holdings, Inc.	18,977	285,794
NewAlliance Bancshares, Inc.	39,945	504,106
WSFS Financial Corp.	6,346	247,494

		1,980,826

Semiconductors — 2.5%
ATMI, Inc.*	22,880	441,813
Emulex Corp.*	51,871	688,847
Entegris, Inc.*	106,060	534,542
Fairchild Semiconductor International, Inc.*	68,527	729,813
Micrel, Inc.	34,000	362,440
MKS Instruments, Inc.*	38,850	761,071
Semtech Corp.*	39,844	694,481

		4,213,007

Software — 1.6%
Avid Technology, Inc.*	61,490	847,332
JDA Software Group, Inc.*	19,242	535,312
Monotype Imaging Holdings, Inc.*	35,900	349,307
Parametric Technology Corp.*	56,389	1,017,822

		2,749,773

Telecommunications — 2.7%
ADC Telecommunications, Inc.*	104,503	763,917
Anixter International, Inc.*	26,541	1,243,446

	Number of Shares	Value†

Telecommunications — (continued)
Knology, Inc.*	49,778	$669,016
Plantronics, Inc.#	15,642	489,282
Polycom, Inc.*	18,752	573,436
Premiere Global Services, Inc.*	96,869	800,138

		4,539,235

Textiles — 0.4%
G&K Services, Inc., Class A	28,973	749,821

Transportation — 0.3%
Golar LNG Ltd.*	31,231	365,403
Scorpio Tankers, Inc.*	11,090	139,290

		504,693

TOTAL COMMON STOCKS (Cost $111,176,666)		125,992,844

REAL ESTATE INVESTMENT TRUSTS — 8.6%
Apartments — 1.1%
American Campus Communities, Inc.	68,286	1,888,791

Building & Real Estate — 2.2%
Cypress Sharpridge Investments, Inc.	54,790	733,090
Hatteras Financial Corp.#	12,420	320,063
MFA Financial, Inc.	143,806	1,058,412
National Retail Properties, Inc.	69,185	1,579,494

		3,691,059

Healthcare — 1.1%
Cogdell Spencer, Inc.	60,314	446,324
Omega Healthcare Investors, Inc.	68,476	1,334,597

		1,780,921

Hotels & Resorts — 0.1%
Pebblebrook Hotel Trust*	12,810	269,394

Mixed Industrial/Office — 1.8%
Digital Realty Trust, Inc.#	20,755	1,124,921
Entertainment Properties Trust#	36,039	1,482,284
PS Business Parks, Inc.	8,120	433,608

		3,040,813

Office Property — 1.5%
BioMed Realty Trust, Inc.	70,755	1,170,288
Parkway Properties, Inc.	68,399	1,284,533

		2,454,821

Strip Centers — 0.8%
Acadia Realty Trust	46,825	836,295
Developers Diversified Realty Corp.	35,770	435,321

		1,271,616

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,809,091)		14,397,415

SHORT-TERM INVESTMENTS — 2.8%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,294,897	2,294,897

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
RBB Sansom Street Fund Money Market Portfolio	2,294,895	$2,294,895

TOTAL SHORT-TERM INVESTMENTS (Cost $4,589,792)		4,589,792

SECURITIES LENDING COLLATERAL — 12.9%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $21,526,660)	21,526,660	21,526,660

TOTAL INVESTMENTS — 100.0% (Cost $151,102,209)(a)		$166,506,711

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $152,231,505. Net unrealized appreciation was $14,275,206. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,418,811 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,143,605.

PENN SERIES FUNDS, INC.

SMALL CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$125,992,844	$125,992,844	$—	$—
REAL ESTATE INVESTMENT TRUSTS	14,397,415	14,397,415
SHORT-TERM INVESTMENTS	4,589,792	4,589,792	—	—
SECURITIES LENDING COLLATERAL	21,526,660	21,526,660	—	—

TOTAL INVESTMENTS	166,506,711	166,506,711	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 96.9%
Australia — 5.4%
Coca-Cola Amatil Ltd.	252,308	$2,604,717
QBE Insurance Group Ltd.	265,457	5,074,118
Woolworths Ltd.	305,775	7,856,645

		15,535,480

Belgium — 1.5%
Colruyt S.A.	17,489	4,305,046

Brazil — 6.4%
AES Tiete S.A. (Preference)	196,361	2,144,308
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	159,243	1,302,885
Cielo S.A.	130,500	1,239,433
Companhia de Bebidas das Americas ADR	39,800	3,648,068
CPFL Energia S.A.	109,300	2,193,560
Redecard S.A.	192,700	3,565,007
Souza Cruz S.A.	115,474	4,037,548

		18,130,809

Canada — 4.4%
Canadian Natural Resources Ltd.	67,064	4,965,503
Power Corp. of Canada	109,812	3,314,957
Shoppers Drug Mart Corp.	100,235	4,306,853

		12,587,313

Denmark — 3.7%
Novo Nordisk A/S, B Shares	137,005	10,631,198

France — 3.9%
Cie Generale d’Optique Essilor International S.A.	82,802	5,286,543
Total S.A.	99,696	5,787,479

		11,074,022

Germany — 2.8%
Muenchener Ruckversicherung AG	27,131	4,402,860
RWE AG	39,705	3,517,988

		7,920,848

India — 13.4%
Bharat Heavy Electricals Ltd.	59,458	3,166,127
Cipla Ltd.	457,261	3,446,136
HDFC Bank Ltd.	263,252	11,337,515
Hero Honda Motors Ltd.	57,731	2,500,326
Housing Development Finance Corp.	164,542	9,958,649
ITC Ltd.	986,387	5,779,465
Nestle India Ltd.	32,948	1,964,000

		38,152,218

Ireland — 2.2%
Covidien Plc	127,390	6,405,169

Italy — 1.8%
Terna Rete Elettrica Nasionale S.p.A.	1,189,500	5,145,160

Japan — 2.6%
Nitori Co. Ltd.	59,200	4,495,882
Secom Co. Ltd.	63,800	2,791,122

		7,287,004

	Number of Shares	Value†

Netherlands — 1.7%
Core Laboratories NV#	37,345	$4,884,726

Spain — 4.2%
Enagas	321,634	7,048,423
Red Electrica de Espana S.A.	91,394	4,904,969

		11,953,392

Switzerland — 11.3%
Lindt & Spruengli AG, Participation Certificates	627	1,483,654
Nestle S.A.	240,410	12,312,348
Novartis AG	138,577	7,484,788
Roche Holding AG	66,838	10,839,623

		32,120,413

United Kingdom — 24.8%
Amlin Plc	631,138	3,717,027
BG Group Plc	113,783	1,969,248
British American Tobacco Plc	446,352	15,385,726
De La Rue Plc	218,745	3,075,469
Diageo Plc	358,797	6,021,875
G4S Plc	394,774	1,566,564
Imperial Tobacco Group Plc	418,284	12,758,367
Reckitt Benckiser Group Plc	168,228	9,233,674
Scottish & Southern Energy Plc	171,400	2,863,689
Tesco Plc	1,394,129	9,212,320
The Capita Group Plc	432,216	4,961,780

		70,765,739

United States — 6.8%
Philip Morris International, Inc.	271,532	14,163,109
Synthes, Inc.	42,242	5,272,238

		19,435,347

TOTAL COMMON STOCKS
(Cost $236,197,534)		276,333,884

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,953,209	1,953,209
BlackRock Liquidity Funds TempFund - Institutional Shares	1,953,209	1,953,209

TOTAL SHORT-TERM INVESTMENTS (Cost $3,906,418)		3,906,418

SECURITIES LENDING COLLATERAL — 1.7%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $4,966,885)	4,966,885	4,966,885

TOTAL INVESTMENTS — 100.0%
(Cost $245,070,837)(a)		$285,207,187

†	See Security Valuation Note.
#	Security position is either entirely or partially on loan.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

(a)	At March 31, 2010, the cost for Federal income tax purposes was $248,126,371. Net unrealized appreciation was $37,080,816. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $42,255,004 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,174,188.

ADR — American Depository Receipt.
Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	18.9%	$52,124,215
Banks	4.1%	11,337,515
Beverages	4.4%	12,274,660
Commercial Services	4.9%	13,634,368
Diversified Financial Services	6.6%	18,141,498
Electric	7.5%	20,769,674
Electrical Components & Equipment	1.2%	3,166,127
Food	13.4%	37,134,013
Gas	2.6%	7,048,423
Healthcare Products	6.1%	16,963,950
Household Products & Wares	3.3%	9,233,674
Insurance	4.8%	13,194,005
Leisure Time	0.9%	2,500,326
Oil & Gas	4.6%	12,722,230
Oil & Gas Services	1.8%	4,884,726
Pharmaceuticals	11.7%	32,401,745
Retail	3.2%	8,802,735

	100.0%	$276,333,884

PENN SERIES FUNDS, INC.

INTERNATIONAL EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$276,333,884	$276,333,884	$—	$—
SHORT-TERM INVESTMENTS	3,906,418	3,906,418	—	—
SECURITIES LENDING COLLATERAL	4,966,885	4,966,885	—	—

TOTAL INVESTMENTS	285,207,187	285,207,187	—	—

$212,390,195 was transferred from Level 2 at 12/31/09 into Level 1 at 3/31/10. Third-party vendor modeling tools were utilized at 12/31/09 to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

REIT FUND

	Number of Shares	Value†
COMMON STOCKS — 1.3%
Real Estate — 1.3%
Brookfield Properties Corp.	39,600	$608,256
Terreno Realty Corp.*	7,050	139,096
TOTAL COMMON STOCKS (Cost $598,570)		747,352

REAL ESTATE INVESTMENT TRUSTS — 96.1%
Apartments — 16.2%
Apartment Investment & Management Co., Class A	49,475	910,835
AvalonBay Communities, Inc.	31,026	2,679,095
BRE Properties, Inc.	16,314	583,225
Equity Residential	69,000	2,701,350
Essex Property Trust, Inc.	11,300	1,016,435
Home Properties, Inc.	31,766	1,486,649

		9,377,589

Diversified — 8.2%
Vornado Realty Trust	62,413	4,724,664

Factory Outlets — 1.3%
Tanger Factory Outlet Centers, Inc.	17,625	760,695

Healthcare — 11.1%
HCP, Inc.	78,278	2,583,174
Health Care REIT, Inc.	59,825	2,705,885
Nationwide Health Properties, Inc.	7,900	277,685
Ventas, Inc.	18,003	854,782

		6,421,526

Hotels & Resorts — 7.7%
DiamondRock Hospitality Co.*#	119,252	1,205,638
Host Hotels & Resorts, Inc.	171,645	2,514,599
LaSalle Hotel Properties	7,550	175,915
Pebblebrook Hotel Trust*	6,900	145,107
Sunstone Hotel Investors, Inc.*	34,250	382,573

		4,423,832

Industrial — 8.9%
AMB Property Corp.	16,100	438,564
Digital Realty Trust, Inc.	37,900	2,054,180
ProLogis	200,800	2,650,560

		5,143,304

Manufactured Homes — 1.1%
Equity Lifestyle Properties, Inc.	12,050	649,254

Mixed Industrial/Office — 0.5%
Brandywine Realty Trust	23,600	288,156

Office Property — 14.1%
Boston Properties, Inc.	35,475	2,676,234
Corporate Office Properties Trust	22,100	886,873
Highwoods Properties, Inc.	66,875	2,121,944
Mack-Cali Realty Corp.	30,500	1,075,125
SL Green Realty Corp.	24,300	1,391,661

		8,151,837

Regional Malls — 13.6%
General Growth Properties, Inc.	52,300	841,507
Simon Property Group, Inc.	53,732	4,508,115

	Number of Shares	Value†

Regional Malls — (continued)
Taubman Centers, Inc.	35,000	$1,397,200
The Macerich Co.	28,200	1,080,342

		7,827,164

Storage & Warehousing — 6.2%
Public Storage	38,690	3,559,093

Strip Centers — 7.2%
Federal Realty Investment Trust	24,700	1,798,407
Kimco Realty Corp.	150,900	2,360,076

		4,158,483

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $45,817,312)		55,485,597

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	736,094	736,094
BlackRock Liquidity Funds TempFund - Institutional Shares	736,094	736,094

TOTAL SHORT-TERM INVESTMENTS (Cost $1,472,188)		1,472,188

SECURITIES LENDING COLLATERAL — 0.0%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $2,299)	2,299	2,299

TOTAL INVESTMENTS — 100.0% (Cost $47,890,369)(a)		$57,707,436

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $49,913,708. Net unrealized appreciation was $7,793,728. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,835,402 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,041,674.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

REIT FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$747,352	$747,352	$—	$—
REAL ESTATE INVESTMENT TRUSTS	55,485,597	55,485,597	—	—
SHORT-TERM INVESTMENTS	1,472,188	1,472,188	—	—
SECURITIES LENDING COLLATERAL	2,299	2,299	—	—

TOTAL INVESTMENTS	57,707,436	57,707,436	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.0%
Airlines — 1.7%
Delta Air Lines, Inc.*	154,560	$2,255,030

Apparel — 1.6%
Coach, Inc.	52,170	2,061,758

Auto Manufacturers — 2.4%
Daimler AG	42,150	1,981,472
Ford Motor Co.*	92,120	1,157,948

		3,139,420

Banks — 3.2%
Bank of America Corp.	150,750	2,690,888
JPMorgan Chase & Co.	33,540	1,500,915

		4,191,803

Biotechnology — 1.4%
Celgene Corp.*	10,071	623,999
Gilead Sciences, Inc.*	26,887	1,222,821

		1,846,820

Coal — 1.5%
Peabody Energy Corp.	41,409	1,892,391

Commercial Services — 4.2%
Alliance Data Systems Corp.*#	33,282	2,129,715
Mastercard, Inc., Class A	13,150	3,340,100

		5,469,815

Computers — 9.4%
Apple, Inc.*	29,010	6,815,319
EMC Corp.*	148,250	2,674,430
NetApp, Inc.*	54,950	1,789,172
Seagate Technology*	50,740	926,513

		12,205,434

Cosmetics & Personal Care — 2.8%
Avon Products, Inc.	105,830	3,584,462

Diversified Financial Services — 3.3%
American Express Co.	57,720	2,381,527
Invesco Ltd.	87,710	1,921,726

		4,303,253

Electronics — 2.8%
Agilent Technologies, Inc.*	61,550	2,116,705
Amphenol Corp., Class A	35,380	1,492,682

		3,609,387

Healthcare Products — 1.7%
Covidien Plc	43,840	2,204,275

Healthcare Services — 1.4%
UnitedHealth Group, Inc.	53,920	1,761,566

Internet — 9.9%
Amazon.com, Inc.*	23,420	3,178,797
eBay, Inc.*	58,313	1,571,535
Equinix, Inc.*	20,520	1,997,417
Google, Inc., Class A*	8,690	4,927,317
priceline.com, Inc.*	4,620	1,178,100

		12,853,166

	Number of Shares	Value†

Lodging — 0.8%
Las Vegas Sands Corp.*	46,996	$993,965

Machinery—Diversified — 1.5%
Rockwell Automation, Inc.	33,790	1,904,404

Media — 3.0%
DIRECTV, Class A*	38,260	1,293,571
The Walt Disney Co.	74,900	2,614,759

		3,908,330

Miscellaneous Manufacturing — 3.3%
Illinois Tool Works, Inc.	45,510	2,155,354
Parker Hannifin Corp.	32,810	2,124,119

		4,279,473

Oil & Gas — 5.2%
Anadarko Petroleum Corp.	18,026	1,312,833
Newfield Exploration Co.*	28,513	1,484,102
Noble Corp.*	23,940	1,001,171
Noble Energy, Inc.	26,400	1,927,200
Transocean Ltd.*	11,540	996,825

		6,722,131

Pharmaceuticals — 8.3%
Allergan, Inc.	29,960	1,956,987
Express Scripts, Inc.*	35,770	3,639,955
McKesson Corp.	10,902	716,480
Medco Health Solutions, Inc.*	30,030	1,938,737
Teva Pharmaceutical Industries Ltd. ADR	40,153	2,532,851

		10,785,010

Retail — 2.8%
Costco Wholesale Corp.	19,990	1,193,603
TJX Cos., Inc.	57,250	2,434,270

		3,627,873

Semiconductors — 7.8%
Broadcom Corp., Class A	38,495	1,277,264
Intel Corp.	125,258	2,788,243
Marvell Technology Group Ltd.*	95,140	1,938,953
Micron Technology, Inc.*	182,240	1,893,474
NVIDIA Corp.*#	126,712	2,202,255

		10,100,189

Software — 7.4%
Microsoft Corp.	198,770	5,817,998
Oracle Corp.	147,910	3,799,808

		9,617,806

Telecommunications — 7.6%
American Tower Corp., Class A*	63,766	2,717,069
Cisco Systems, Inc.*	168,970	4,398,289
Juniper Networks, Inc.*	87,080	2,671,615

		9,786,973

Transportation — 2.0%
FedEx Corp.	27,833	2,599,602

TOTAL COMMON STOCKS (Cost $104,654,250)		125,704,336

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	841,181	$841,181
BlackRock Liquidity Funds TempFund - Institutional Shares	841,180	841,180

TOTAL SHORT-TERM INVESTMENTS (Cost $1,682,361)		1,682,361

SECURITIES LENDING COLLATERAL — 1.7%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $2,235,984)	2,235,984	2,235,984

TOTAL INVESTMENTS — 100.0% (Cost $108,572,595)(a)		$129,622,681

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $109,285,668. Net unrealized appreciation was $20,337,013. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,021,315 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,684,302.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

LARGE CORE GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$125,704,336	$125,704,336	$—	$—
SHORT-TERM INVESTMENTS	1,682,361	1,682,361	—	—
SECURITIES LENDING COLLATERAL	2,235,984	2,235,984	—	—

TOTAL INVESTMENTS	129,622,681	129,622,681	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.5%
Aerospace & Defense — 4.3%
General Dynamics Corp.	33,018	$2,548,989
The Boeing Co.	15,577	1,131,046
United Technologies Corp.	46,513	3,423,822

		7,103,857

Apparel — 1.1%
NIKE, Inc., Class B	25,645	1,884,907

Auto Manufacturers — 0.8%
PACCAR, Inc.	32,164	1,393,988

Banks — 15.9%
Bank of America Corp.	248,562	4,436,832
Fifth Third Bancorp	93,025	1,264,210
JPMorgan Chase & Co.	94,575	4,232,231
KeyCorp	158,176	1,225,864
Northern Trust Corp.	27,998	1,547,170
PNC Financial Services Group, Inc.	56,403	3,367,259
The Goldman Sachs Group, Inc.	19,045	3,249,648
U.S. Bancorp	92,531	2,394,702
Wells Fargo & Co.	139,785	4,350,109

		26,068,025

Beverages — 1.3%
PepsiCo, Inc.	31,031	2,053,011

Biotechnology — 0.7%
Amgen, Inc.*	20,045	1,197,889

Chemicals — 0.7%
Air Products & Chemicals, Inc.	14,644	1,082,924

Coal — 1.0%
Peabody Energy Corp.	36,401	1,663,526

Commercial Services — 1.1%
Mastercard, Inc., Class A	6,960	1,767,840

Computers — 3.6%
Hewlett-Packard Co.	66,652	3,542,554
International Business Machines Corp.	18,604	2,385,963

		5,928,517

Diversified Financial Services — 1.1%
American Express Co.	41,854	1,726,896

Electric — 3.6%
American Electric Power Co., Inc.	68,054	2,326,086
PG&E Corp.	34,093	1,446,225
Public Service Enterprise Group, Inc.	32,197	950,455
Southern Co.	34,244	1,135,531

		5,858,297

Electronics — 0.6%
Thermo Fisher Scientific, Inc.*	18,966	975,611

Environmental Control — 1.3%
Waste Management, Inc.	61,432	2,115,104

Food — 2.6%
Kellogg Co.	23,502	1,255,712

	Number of Shares	Value†

Food — (continued)
Nestle SA ADR	59,919	$3,067,853

		4,323,565

Healthcare Products — 1.5%
Boston Scientific Corp.*	94,123	679,568
Covidien Plc	18,443	927,314
Johnson & Johnson	11,809	769,947

		2,376,829

Healthcare Services — 0.6%
UnitedHealth Group, Inc.	28,510	931,422

Insurance — 5.4%
Lincoln National Corp.	41,520	1,274,664
MetLife, Inc.	67,151	2,910,325
Prudential Financial, Inc.	60,302	3,648,271
The Travelers Cos., Inc.	18,146	978,795

		8,812,055

Iron & Steel — 1.1%
United States Steel Corp.	27,330	1,736,002

Leisure Time — 0.7%
Carnival Corp.	30,296	1,177,908

Machinery — Construction & Mining — 0.9%
Caterpillar, Inc.	23,091	1,451,269

Media — 1.1%
The Walt Disney Co.	26,898	939,009
Time Warner Cable, Inc.	16,198	863,516

		1,802,525

Mining — 2.6%
BHP Billiton Ltd. ADR	23,745	1,907,199
Freeport-McMoRan Copper & Gold, Inc.	28,591	2,388,492

		4,295,691

Miscellaneous Manufacturing — 2.4%
General Electric Co.	150,674	2,742,267
Tyco International Ltd.	32,558	1,245,343

		3,987,610

Oil & Gas — 15.0%
Anadarko Petroleum Corp.	53,380	3,887,665
Apache Corp.	35,393	3,592,390
Chevron Corp.	50,690	3,843,823
Exxon Mobil Corp.	58,134	3,893,815
Hess Corp.	53,891	3,370,882
Occidental Petroleum Corp.	47,266	3,995,868
Transocean Ltd.*	23,232	2,006,780

		24,591,223

Oil & Gas Services — 1.8%
Halliburton Co.	98,971	2,981,996

Pharmaceuticals — 5.6%
Abbott Laboratories	40,864	2,152,716
Bristol-Myers Squibb Co.	51,736	1,381,351
Merck & Co., Inc.	62,114	2,319,958

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Pfizer, Inc.	187,948	$3,223,308

		9,077,333

Retail — 8.5%
Best Buy Co., Inc.	70,537	3,000,644
McDonald’s Corp.	57,251	3,819,787
Staples, Inc.	79,215	1,852,839
Target Corp.	33,111	1,741,639
TJX Cos., Inc.	40,101	1,705,094
Wal-Mart Stores, Inc.	32,262	1,793,767

		13,913,770

Semiconductors — 0.9%
Intel Corp.	64,781	1,442,025

Software — 1.6%
Microsoft Corp.	57,848	1,693,211
Oracle Corp.	32,957	846,665

		2,539,876

Telecommunications — 4.8%
AT&T, Inc.	62,640	1,618,618
Cisco Systems, Inc.*	41,008	1,067,438
Corning, Inc.	41,665	842,050
Rogers Communications, Inc., Class B#	48,426	1,652,779
Telefonaktiebolaget LM Ericsson ADR#	91,173	950,934
Verizon Communications, Inc.	53,444	1,657,833

		7,789,652

Transportation — 1.3%
Union Pacific Corp.	28,627	2,098,359

TOTAL COMMON STOCKS (Cost $131,786,208)		156,149,502

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Apartments — 1.0%
AvalonBay Communities, Inc.	18,892	1,631,324

Mixed Industrial/Office — 0.9%
Vornado Realty Trust	19,890	1,505,673

Office Property — 0.6%
Boston Properties, Inc.	12,591	949,865

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,754,350)		4,086,862

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,030,147	1,030,147
BlackRock Liquidity Funds TempFund - Institutional Shares	1,030,147	1,030,147

TOTAL SHORT-TERM INVESTMENTS (Cost $2,060,294)		2,060,294

	Number of Shares	Value†
SECURITIES LENDING COLLATERAL — 0.7%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $1,147,900)	1,147,900	$1,147,900

TOTAL INVESTMENTS — 100.0% (Cost $137,748,752)(a)		$163,444,558

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $139,431,397. Net unrealized appreciation was $24,013,161. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,937,428 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,924,267.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

LARGE CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$156,149,502	$156,149,502	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,086,862	4,086,862	—	—
SHORT-TERM INVESTMENTS	2,060,294	2,060,294	—	—
SECURITIES LENDING COLLATERAL	1,147,900	1,147,900	—	—

TOTAL INVESTMENTS	163,444,558	163,444,558	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 93.9%
Aerospace & Defense — 0.9%
Esterline Technologies Corp.*	3,338	$164,997

Auto Manufacturers — 0.6%
Oshkosh Corp.*	2,900	116,986

Biotechnology — 2.5%
Acorda Therapeutics, Inc.*	5,300	181,260
Dendreon Corp.*	5,000	182,350
Vertex Pharmaceuticals, Inc.*	2,200	89,914

		453,524

Chemicals — 1.3%
Celanese Corp., Series A	4,000	127,400
Rockwood Holdings, Inc.*	4,400	117,128

		244,528

Commercial Services — 16.8%
Alliance Data Systems Corp.*	5,500	351,945
Apollo Group, Inc., Class A*	2,900	177,741
Bridgepoint Education, Inc.*	7,500	184,350
Euronet Worldwide, Inc.*	7,800	143,754
FTI Consulting, Inc.*	3,200	125,824
Gartner, Inc.*	17,215	382,862
Live Nation Entertainment, Inc.*	23,762	344,549
Manpower, Inc.	3,000	171,360
Resources Connection, Inc.*	12,446	238,590
Ritchie Bros. Auctioneers, Inc.	3,700	79,661
Strayer Education, Inc.	700	170,464
TeleTech Holdings, Inc.*	9,498	162,226
The Corporate Executive Board Co.	5,500	146,245
VistaPrint N.V.*	5,236	299,761
Wright Express Corp.*	3,777	113,763

		3,093,095

Computers — 6.1%
IHS, Inc., Class A*	4,500	240,615
MICROS Systems, Inc.*	4,200	138,096
SYKES Enterprises, Inc.*	32,587	744,287

		1,122,998

Distribution & Wholesale — 1.5%
LKQ Corp.*	6,000	121,800
Watsco, Inc.	1,000	56,880
WESCO International, Inc.*	2,900	100,659

		279,339

Diversified Financial Services — 1.2%
Lazard Ltd., Class A	2,700	96,390
Raymond James Financial, Inc.	4,600	123,004

		219,394

Electronics — 1.9%
Dolby Laboratories, Inc., Class A*	2,700	158,409
PerkinElmer, Inc.	5,200	124,280
Thomas & Betts Corp.*	1,900	74,556

		357,245

Engineering & Construction — 0.7%
URS Corp.*	2,500	124,025

	Number of Shares	Value†

Entertainment — 5.8%
DreamWorks Animation SKG, Inc., Class A*	4,000	$157,560
National CineMedia, Inc.	17,344	299,357
Penn National Gaming, Inc.*	2,900	80,620
Regal Entertainment Group, Class A	6,033	106,000
Scientific Games Corp., Class A*	30,562	430,313

		1,073,850

Healthcare Products — 7.4%
DENTSPLY International, Inc.	4,000	139,400
ev3, Inc.*	18,600	294,996
Gen-Probe, Inc.*	3,700	185,000
Inverness Medical Innovations, Inc.*	3,330	129,703
NuVasive, Inc.*	3,925	177,410
Sirona Dental Systems, Inc.*	4,033	153,375
STERIS Corp.	8,727	293,751

		1,373,635

Home Furnishings — 1.9%
TiVo, Inc.*	21,000	359,520

Insurance — 1.1%
Allied World Assurance Co. Holdings Ltd.	1,600	71,760
The Hanover Insurance Group, Inc.	2,900	126,469

		198,229

Internet — 7.6%
Blue Coat Systems, Inc.*	2,300	71,392
CyberSource Corp.*	7,300	128,772
Equinix, Inc.*	900	87,606
Expedia, Inc.	7,400	184,704
GSI Commerce, Inc.*	19,983	552,929
NetFlix, Inc.*	2,300	169,602
Sapient Corp.	23,426	214,114

		1,409,119

Iron & Steel — 0.7%
Allegheny Technologies, Inc.	2,300	124,177

Leisure Time — 3.7%
Polaris Industries, Inc.	5,049	258,307
WMS Industries, Inc.*	10,045	421,287

		679,594

Lodging — 1.4%
Gaylord Entertainment Co.*	1,600	46,864
Hyatt Hotels Corp., Class A*	5,350	208,436

		255,300

Machinery — Construction & Mining — 1.0%
Bucyrus International, Inc.	2,700	178,173

Machinery — Diversified — 1.6%
Gardner Denver, Inc.	6,516	286,965

Metal Fabricate/Hardware — 1.0%
Timken Co.	6,300	189,063

Miscellaneous Manufacturing — 1.2%
Acuity Brands, Inc.	3,011	127,094

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Leggett & Platt, Inc.	4,200	$90,888

		217,982

Oil & Gas — 1.9%
Brigham Exploration Co.*	3,000	47,850
Petrohawk Energy Corp.*	5,233	106,125
Whiting Petroleum Corp.*	2,457	198,624

		352,599

Packaging and Containers — 0.6%
Owens-Illinois, Inc.*	2,900	103,066

Pharmaceuticals — 4.9%
Auxilium Pharmaceuticals, Inc.*	3,700	115,292
Biovail Corp.	11,500	192,855
Mylan, Inc.*	9,833	223,307
Onyx Pharmaceuticals, Inc.*	6,850	207,418
Perrigo Co.	2,900	170,288

		909,160

Real Estate — 0.6%
CB Richard Ellis Group, Inc., Class A*	7,433	117,813

Retail — 4.0%
Aeropostale, Inc.*	3,100	89,373
American Eagle Outfitters, Inc.	4,100	75,932
Dick’s Sporting Goods, Inc.*	4,000	104,440
GameStop Corp., Class A*	5,600	122,696
Phillips-Van Heusen Corp.	5,900	338,424

		730,865

Semiconductors — 4.2%
Fairchild Semiconductor International, Inc.*	11,148	118,726
Microsemi Corp.*	17,813	308,878
PMC-Sierra, Inc.*	38,200	340,744

		768,348

Software — 2.9%
Lawson Software, Inc.*	25,300	167,233
Quality Systems, Inc.	2,995	184,013
Solera Holdings, Inc.	5,012	193,714

		544,960

Telecommunications — 4.9%
MetroPCS Communications, Inc.*	20,100	142,308
NII Holdings, Inc.*	11,433	476,299
SBA Communications Corp., Class A*	7,700	277,739

		896,346

Transportation — 2.0%
Atlas Air Worldwide Holdings, Inc.*	3,900	206,895
Nordic American Tanker Shipping	2,600	78,702
UTi Worldwide, Inc.	5,400	82,728

		368,325

TOTAL COMMON STOCKS (Cost $12,951,135)		17,313,220

SHORT-TERM INVESTMENTS — 6.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	566,760	566,760

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
BlackRock Liquidity Funds TempFund - Institutional Shares	566,759	$566,759

TOTAL SHORT-TERM INVESTMENTS (Cost $1,133,519)		1,133,519

TOTAL INVESTMENTS — 100.0% (Cost $14,084,654)(a)		$18,446,739

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $14,332,187. Net unrealized appreciation was $4,114,552. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,436,828 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $322,276.

PENN SERIES FUNDS, INC.

SMID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$17,313,220	$17,313,220	$—	$—
SHORT-TERM INVESTMENTS	1,133,519	1,133,519	—	—

TOTAL INVESTMENTS	18,446,739	18,446,739	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 91.1%
Agriculture — 1.2%
Bunge Ltd.	2,050	$126,341
Universal Corp.	1,875	98,794

		225,135

Airlines — 0.7%
Alaska Air Group, Inc.*	2,950	121,629

Apparel — 1.2%
Jones Apparel Group, Inc.	11,400	216,828

Auto Parts & Equipment — 3.5%
Dana Holding Corp.*	16,600	197,208
Federal Mogul Corp.*	12,100	222,156
TRW Automotive Holdings Corp.*	7,800	222,924

		642,288

Banks — 7.0%
Associated Banc-Corp.	14,600	201,480
City National Corp.	2,300	124,131
Comerica, Inc.	5,600	213,024
Marshall & Ilsley Corp.	14,800	119,140
Susquehanna Bancshares, Inc.	18,500	181,485
Umpqua Holdings Corp.	3,530	46,808
Umpqua Holdings Corp., Depositary Shares*	5,570	73,357
Webster Financial Corp.	7,800	136,422
Whitney Holding Corp.	13,300	183,407

		1,279,254

Beverages — 1.1%
Constellation Brands, Inc., Class A*	11,975	196,869

Building Materials — 0.6%
Masco Corp.	6,700	103,984

Chemicals — 3.9%
Arch Chemicals, Inc.	4,850	166,791
Cytec Industries, Inc.	3,900	182,286
Huntsman Corp.	12,400	149,420
Rockwood Holdings, Inc.*	8,350	222,277

		720,774

Coal — 0.7%
Patriot Coal Corp.*	6,000	122,760

Commercial Services — 2.7%
Convergys Corp.*	16,700	204,742
Hertz Global Holdings, Inc.*	12,400	123,876
Kelly Services, Inc., Class A*	10,200	169,932

		498,550

Computers — 1.5%
Insight Enterprises, Inc.*	10,300	147,908
NCR Corp.*	9,050	124,890

		272,798

Distribution & Wholesale — 1.2%
WESCO International, Inc.*	6,200	215,202

Electric — 4.3%
CMS Energy Corp.	12,425	192,090
Northeast Utilities	4,000	110,560

	Number of Shares	Value†

Electric — (continued)
Pepco Holdings, Inc.	11,200	$192,080
Portland General Electric Co.	9,600	185,376
Wisconsin Energy Corp.	2,200	108,702

		788,808

Electrical Components & Equipment — 1.4%
EnerSys*	6,400	157,824
General Cable Corp.*	3,950	106,650

		264,474

Electronics — 4.6%
Arrow Electronics, Inc.*	5,400	162,702
AU Optronics Corp. ADR	12,540	142,078
Avnet, Inc.*	5,400	162,000
Flextronics International Ltd.*	21,000	164,640
Thomas & Betts Corp.*	5,250	206,010

		837,430

Food — 3.7%
Dean Foods Co.*	7,300	114,537
Del Monte Foods Co.	7,900	115,340
Smithfield Foods, Inc.*	10,050	208,437
SUPERVALU, Inc.	6,450	107,586
Tyson Foods, Inc., Class A	6,900	132,135

		678,035

Gas — 0.8%
NiSource, Inc.	9,175	144,965

Healthcare Products — 1.3%
Kinetic Concepts, Inc.*	2,600	124,306
Teleflex, Inc.	1,700	108,919

		233,225

Healthcare Services — 3.4%
AMERIGROUP Corp.*	3,900	129,636
Community Health Systems, Inc.*	5,700	210,501
LifePoint Hospitals, Inc.*	4,650	171,027
Molina Healthcare, Inc.*	4,700	118,299

		629,463

Home Builders — 1.1%
NVR, Inc.*	155	112,608
Pulte Homes, Inc.*	8,100	91,125

		203,733

Home Furnishings — 0.6%
Whirlpool Corp.	1,300	113,425

Insurance — 5.7%
Arch Capital Group Ltd.*	1,550	118,187
Aspen Insurance Holdings Ltd.	5,300	152,852
Endurance Specialty Holdings Ltd.	4,300	159,745
Fidelity National Financial, Inc., Class A	7,700	114,114
Reinsurance Group of America, Inc.	4,225	221,897
StanCorp Financial Group, Inc.	2,375	113,121
Unum Group	6,975	172,771

		1,052,687

Iron & Steel — 2.4%
AK Steel Holding Corp.	4,700	107,442
Reliance Steel & Aluminum Co.	4,100	201,843

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — (continued)
Steel Dynamics, Inc.	7,900	$138,013

		447,298

Leisure Time — 1.9%
Callaway Golf Co.	13,700	120,834
Royal Caribbean Cruises Ltd.*	6,700	221,033

		341,867

Lodging — 1.5%
Boyd Gaming Corp.*	10,900	107,692
Wyndham Worldwide Corp.	6,800	174,964

		282,656

Machinery — Construction & Mining — 1.1%
Terex Corp.*	9,225	209,500

Machinery — Diversified — 0.6%
Briggs & Stratton Corp.	5,700	111,150

Media — 0.5%
CBS Corp., Class B	6,950	96,883

Metal Fabricate/Hardware — 2.1%
Commercial Metals Co.	12,450	187,497
Mueller Industries, Inc.	7,250	194,227

		381,724

Miscellaneous Manufacturing — 0.9%
A. O. Smith Corp.	3,150	165,596

Oil & Gas — 5.8%
Cimarex Energy Co.	3,525	209,315
Forest Oil Corp.*	7,200	185,904
Helmerich & Payne, Inc.	3,350	127,568
Mariner Energy, Inc.*	13,200	197,604
Rowan Cos., Inc.*	7,750	225,602
Whiting Petroleum Corp.*	1,525	123,281

		1,069,274

Oil & Gas Services — 2.1%
Helix Energy Solutions Group, Inc.*	17,300	225,419
Oil States International, Inc.*	3,500	158,690

		384,109

Packaging and Containers — 1.2%
Owens-Illinois, Inc.*	3,425	121,725
Sonoco Products Co.	3,375	103,916

		225,641

Real Estate — 1.5%
CB Richard Ellis Group, Inc., Class A*	8,300	131,555
Jones Lang LaSalle, Inc.	2,000	145,780

		277,335

Retail — 8.2%
AnnTaylor Stores Corp.*	9,200	190,440
Darden Restaurants, Inc.	4,300	191,522
Dress Barn, Inc.*	6,100	159,576
Foot Locker, Inc.	14,100	212,064
J.C. Penney Co., Inc.	3,100	99,727
Ltd. Brands, Inc.	4,200	103,404
Office Depot, Inc.*	22,200	177,156

	Number of Shares	Value†

Retail — (continued)
Signet Jewelers Ltd.*	5,500	$177,870
The Men’s Wearhouse, Inc.	8,050	192,717

		1,504,476

Savings & Loans — 2.8%
Astoria Financial Corp.	7,800	113,100
First Niagara Financial Group, Inc.	14,900	211,878
Washington Federal, Inc.	9,650	196,088

		521,066

Semiconductors — 2.9%
Amkor Technology, Inc.*	15,600	110,292
Lam Research Corp.*	4,500	167,940
Siliconware Precision Industries Co. ADR	21,000	126,210
Teradyne, Inc.*	11,500	128,455

		532,897

Telecommunications — 2.5%
Amdocs Ltd.*	3,600	108,396
Anixter International, Inc.*	4,500	210,825
CommScope, Inc.*	5,250	147,105

		466,326

Transportation — 0.9%
Con-way, Inc.	4,900	172,088

TOTAL COMMON STOCKS (Cost $12,036,050)		16,752,202

REAL ESTATE INVESTMENT TRUSTS — 3.6%
Factory Outlets — 0.9%
Tanger Factory Outlet Centers, Inc.	3,725	160,771

Hotels & Resorts — 0.7%
Sunstone Hotel Investors, Inc.*	12,109	135,258

Mixed Industrial/Office — 0.6%
Digital Realty Trust, Inc.	2,050	111,110

Office Property — 0.6%
Brandywine Realty Trust	10,000	122,100

Regional Malls — 0.8%
CBL & Associates Properties, Inc.	10,300	141,110

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $446,561)		670,349

SHORT-TERM INVESTMENTS — 5.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	483,528	483,528
BlackRock Liquidity Funds TempFund - Institutional Shares	483,527	483,527

TOTAL SHORT-TERM INVESTMENTS (Cost $967,055)		967,055

TOTAL INVESTMENTS — 100.0% (Cost $13,449,666)(a)		$18,389,606

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMID CAP VALUE FUND

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $13,466,493. Net unrealized appreciation was $4,923,113. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,969,843 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $46,730.

ADR — American Depository Receipt.

PENN SERIES FUNDS, INC.

SMID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$16,752,202	$16,752,202	$—	$—
REAL ESTATE INVESTMENT TRUSTS	670,349	670,349	—	—
SHORT-TERM INVESTMENTS	967,055	967,055	—	—

TOTAL INVESTMENTS	18,389,606	18,389,606	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 96.1%
Brazil — 12.2%
Banco Bradesco S.A. (Preference)	15,730	$288,002
Banco Bradesco S.A. ADR	33,860	624,040
BRF — Brasil Foods S.A.	39,700	1,073,118
BRF — Brasil Foods S.A. ADR	600	32,964
Cia de Concessoes Rodoviarias	9,500	207,752
Cielo S.A.	88,900	844,334
Companhia de Bebidas das Americas ADR	9,700	889,102
Itau Unibanco Holding S.A. (Preference)	15,397	337,144
Itau Unibanco Holding S.A. ADR	61,798	1,358,938
MRV Engenharia e Participacoes S.A.	66,400	466,725
NET Servicos de Comunicacao S.A. (Preference)*	39,074	505,357
OGX Petroleo e Gas Participacoes SA	31,200	291,938
PDG Realty S.A. Empreendimentos e Participacoes	53,300	445,977
Petroleo Brasileiro S.A.	1,155	25,713
Petroleo Brasileiro S.A. (Preference)	31,600	626,189
Petroleo Brasileiro S.A. ADR	15,000	667,350
Petroleo Brasileiro S.A. Sponsored ADR	21,300	843,267
Tim Participacoes S.A. ADR	9,300	258,168
Ultrapar Participacoes S.A. (Preference)	9,600	458,690
Vale S.A.	724	23,132
Vale S.A. Sponsored ADR	3,500	112,665
Vale S.A. Sponsored Preferred ADR	92,200	2,559,472
Vivo Participacoes S.A. ADR	18,900	512,379

		13,452,416

China — 10.7%
Bank of China Ltd., Class H	1,294,000	689,978
China Citic Bank Corp. Ltd., Class H	719,000	538,955
China Coal Energy Co., Class H	391,000	610,351
China Construction Bank Corp., Class H	2,055,000	1,683,331
China Dongxiang Group Co.	278,200	200,653
China Life Insurance Co. Ltd., Class H	268,000	1,284,039
China Longyuan Power Group Corp., Class H*	93,000	110,197
China Oilfield Services Ltd., Class H	310,000	455,163
China Pacific Insurance Group Co. Ltd., Class H*	152,000	673,446
China Petroleum & Chemical Corp., Class H	1,458,000	1,194,305
China Telecom Corp. Ltd., Class H	578,000	285,120
China Zhongwang Holdings Ltd.*	588,400	516,842
Dongfeng Motor Group Co. Ltd., Class H	414,000	672,915
Industrial & Commercial Bank of China, Class H	1,199,000	914,200
PetroChina Co. Ltd., Class H	338,000	395,278
Ping An Insurance Group Co. of China Ltd., Class H	90,000	775,477
Sany Heavy Equipment International Holdings Co. Ltd.*	222,000	248,755
Tsingtao Brewery Co. Ltd., Class H	48,000	241,414
Want Want China Holdings Ltd.	458,000	325,026

		11,815,445

Czech Republic — 1.4%
CEZ A.S.	5,509	260,235
Komercni Banka, A.S.	4,671	947,946

	Number of Shares	Value†

Czech Republic — (continued)
Telefonica O2 Czech Republic A.S.	13,353	$311,833

		1,520,014

Egypt — 2.1%
Commercial International Bank Egypt SAE	79,992	945,202
Orascom Construction Industries	8,683	416,172
Orascom Construction Industries GDR	5,347	259,329
Telecom Egypt	218,380	674,654

		2,295,357

Hong Kong — 5.5%
Beijing Enterprises Holdings Ltd.	92,500	642,738
Belle International Holdings Ltd.	412,000	553,985
China Mobile Ltd.	113,000	1,087,175
China Resources Power Holdings Co. Ltd.	304,200	651,165
China Unicom Hong Kong Ltd.	466,000	524,563
Fushan International Energy Group Ltd.	506,000	384,506
GOME Electrical Appliances Holding Ltd.*	3,499,420	1,176,351
Hengan International Group Co. Ltd.	35,000	261,004
Shanghai Industrial Holdings Ltd.	179,000	820,736

		6,102,223

Hungary — 1.6%
MOL Hungarian Oil & Gas Nyrt*	6,643	679,648
OTP Bank Plc*	6,535	228,554
Richter Gedeon Nyrt	3,818	825,940

		1,734,142

India — 10.0%
Asian Paints Ltd.	7,527	341,829
Bharat Heavy Electricals Ltd.	9,993	532,125
Colgate-Palmolive India Ltd.	15,212	228,815
Deccan Chronicle Holdings Ltd.	67,000	230,049
Dr. Reddys Laboratories Ltd.	20,682	587,338
Glenmark Pharmaceuticals Ltd.	75,235	450,036
Godrej Consumer Products Ltd.	41,454	241,273
GVK Power & Infrastructure Ltd.*	78,710	78,631
HDFC Bank Ltd.	24,812	1,068,582
HDFC Bank Ltd. ADR	1,806	251,738
Hero Honda Motors Ltd.	10,390	449,990
Hindalco Industries Ltd.	121,168	489,179
Hindustan Construction Co.	81,931	244,726
IndusInd Bank Ltd.	99,600	377,369
Infosys Technologies Ltd.	17,771	1,035,484
Infosys Technologies Ltd. ADR	5,500	323,675
ITC Ltd. GDR	56,688	332,146
KSK Energy Ventures Ltd.*	85,207	349,691
Marico Ltd.	102,200	248,244
Nestle India Ltd.	3,906	232,833
Reliance Industries Ltd.	20,134	481,768
Rural Electrification Corp. Ltd.	41,923	234,057
Shree Renuka Sugars Ltd.	140,800	223,612
Sun TV Network Ltd.	30,903	294,609
Tata Motors Ltd.	45,823	773,362
Wipro Ltd.	31,955	503,187
Yes Bank Ltd.*	65,000	370,932

		10,975,280

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Indonesia — 3.6%
Astra International Tbk PT	181,500	$835,744
Bank Central Asia Tbk PT	1,082,500	654,294
Bank Rakyat Indonesia Tbk PT	424,000	384,417
Bumi Resources Tbk PT	1,533,000	379,059
Indocement Tunggal Prakarsa Tbk PT	68,000	106,489
Indofood Sukses Makmur Tbk PT	1,087,500	451,158
Indosat Tbk PT	148,500	89,758
Perusahaan Gas Negara PT	921,000	430,161
Telekomunikasi Indonesia Tbk PT	710,000	628,111

		3,959,191

Israel — 0.5%
Check Point Software Technologies Ltd.*	14,479	507,634

Malaysia — 0.9%
Axiata Group BHD*	459,600	542,446
Sime Darby BHD	177,300	473,416

		1,015,862

Mexico — 5.6%
America Movil S.A.B. de C.V., Series L ADR	55,200	2,778,768
Fomento Economico Mexicano S.A.B. de C.V. ADR	28,700	1,364,111
Grupo Financiero Banorte S.A.B. de C.V., Series O	161,392	715,862
Grupo Televisa S.A. Sponsored ADR	44,000	924,880
Wal-Mart de Mexico S.A.B de C.V., Series V	82,600	423,230

		6,206,851

Philippines — 1.2%
Ayala Corp.	38,790	285,410
Metro Pacific Investments Corp.*	3,955,000	271,310
Metropolitan Bank & Trust	243,150	269,031
Philippine Long Distance Telephone Co.	7,150	382,894
SM Investments Corp.	18,200	149,015

		1,357,660

Poland — 3.7%
Bank Handlowy w Warszawie S.A.*	11,563	323,825
Bank Zachodni WBK S.A.	5,066	365,151
Central European Distribution Corp.*	20,365	712,979
Polski Koncern Naftowy Orlen S.A.*	53,577	727,714
Powszechna Kasa Oszczednosci Bank Polski S.A.	81,782	1,143,734
Telekomunikacja Polska S.A.	135,068	766,454

		4,039,857

Russia — 4.4%
Lukoil OAO ADR	28,709	1,627,800
Polyus Gold Co. ADR	11,319	291,464
Rosneft Oil Co. OJSC GDR	82,229	654,543
RusHydro ADR*	114,450	600,863
Sberbank GDR	1,493	441,116
Vimpel-Communications ADR	10,515	193,581
Wimm-Bill-Dann Foods OJSC ADR	25,024	561,038
X5 Retail Group N.V. GDR*	15,203	529,065

		4,899,470

	Number of Shares	Value†

Singapore — 0.3%
Golden Agri-Resources Ltd.	855,000	$354,480

South Africa — 6.8%
Anglo Platinum Ltd.*	8,048	817,645
AVI Ltd.	62,700	204,875
Impala Platinum Holdings Ltd.	47,000	1,380,882
Imperial Holdings Ltd.	33,500	461,262
Kumba Iron Ore Ltd.	8,900	431,208
MTN Group Ltd.	118,173	1,817,110
Naspers Ltd., N Shares	34,182	1,485,307
Tiger Brands Ltd.	34,467	867,856

		7,466,145

South Korea — 11.4%
Amorepacific Corp.	468	340,416
Cheil Industries, Inc.	6,710	378,955
Cheil Worldwide, Inc.	1,642	486,164
Hyundai Engineering & Construction Co. Ltd.	5,070	278,269
Hyundai Mobis	3,300	437,492
Hyundai Motor Co.	3,681	375,762
KB Financial Group, Inc.	6,596	318,301
Kia Motors Corp.	34,388	767,420
Korea Exchange Bank	12,190	145,446
Korea Life Insurance Co. Ltd.*	22,530	174,433
KT Corp.	4,520	186,760
LG Chem Ltd.	4,735	1,006,468
LG Display Co. Ltd.	19,320	682,164
LG Display Co. Ltd. ADR	6,900	121,992
LG Telecom Ltd.	12,623	86,128
NCSoft Corp.	936	118,711
NHN Corp.*	3,295	524,195
OCI Co. Ltd.	2,083	362,677
Samsung Electronics Co. Ltd.	3,883	2,807,277
Samsung Electronics Co. Ltd. (Preference)	1,004	477,398
Samsung Fire & Marine Insurance Co. Ltd.	2,331	373,924
Shinhan Financial Group Co. Ltd.	22,580	887,075
Shinsegae Co. Ltd.	932	440,691
SSCP Co. Ltd.*	14,395	92,748
Woongjin Coway Co. Ltd.	20,560	636,907

		12,507,773

Taiwan — 7.8%
Acer, Inc.	196,670	580,882
AU Optronics Corp.	554,350	630,141
Cathay Financial Holding Co. Ltd.*	409,000	682,568
China Steel Corp.	560,000	579,256
Fubon Financial Holding Co. Ltd.*	456,000	554,241
Hon Hai Precision Industry Co. Ltd.	367,225	1,589,944
HTC Corp.	16,200	189,250
Lite-On Technology Corp.	250,000	331,806
MediaTek, Inc.	6,000	104,100
Prime View International Co. Ltd.*	59,000	106,823
Siliconware Precision Industries Co.	187,000	225,521
Taishin Financial Holding Co. Ltd.*	382,250	155,269
Taiwan Fertilizer Co. Ltd.	68,000	217,331
Taiwan Semiconductor Manufacturing Co. Ltd.	840,769	1,628,166

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Taiwan — (continued)
Uni-President Enterprises Corp.	284,000	$323,276
Wistron Corp.	206,483	375,152
Yuanta Financial Holding Co. Ltd.	451,000	270,532

		8,544,258

Thailand — 2.5%
Bangkok Bank PCL NVDR	125,400	509,977
Banpu PCL NVDR	19,100	360,322
Kasikornbank PCL	52,200	166,278
Kasikornbank PCL NVDR	89,000	265,610
PTT Exploration & Production PCL	49,400	226,872
PTT PCL	24,300	196,895
Siam Cement PCL NVDR	34,700	275,797
Siam Commercial Bank PCL	138,000	392,639
Total Access Communication PCL NVDR	348,200	403,819

		2,798,209

Turkey — 2.4%
Akbank T.A.S.	57,775	373,049
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	36,151	381,101
Coca-Cola Icecek A.S.	21,585	183,460
TAV Havalimanlari Holding A.S.*	80,384	323,072
Turk Telekomunikasyon A.S.	56,172	188,751
Turkcell Iletisim Hizmet A.S.	50,724	309,140
Turkiye Garanti Bankasi A.S.	143,668	672,076
Turkiye Halk Bankasi A.S.	30,998	224,660

		2,655,309

United Kingdom — 1.0%
SABMiller Plc	36,326	1,068,472

United States — 0.5%
Mead Johnson Nutrition Co.	10,914	567,856

TOTAL COMMON STOCKS (Cost $84,677,330)		105,843,904

SHORT-TERM INVESTMENTS — 3.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,148,170	2,148,170
BlackRock Liquidity Funds TempFund - Institutional Shares	2,148,169	2,148,169

TOTAL SHORT-TERM INVESTMENTS (Cost $4,296,339)		4,296,339

TOTAL INVESTMENTS — 100.0% (Cost $88,973,669)(a)		$110,140,243

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $90,901,251. Net unrealized appreciation was $19,238,992. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,590,134 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,351,142.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

OJSC — Open Joint Stock Company

PCL — Public Company Limited.

Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.5%	$486,164
Agriculture	0.6%	686,626
Auto Manufacturers	2.4%	2,589,459
Auto Parts & Equipment	0.4%	437,492
Banks	16.7%	17,672,076
Beverages	4.6%	4,840,639
Building Materials	0.4%	382,286
Chemicals	2.3%	2,479,743
Coal	1.6%	1,734,238
Commercial Services	1.0%	1,052,086
Computers	3.2%	3,339,436
Cosmetics & Personal Care	0.5%	569,231
Diversified Financial Services	2.3%	2,419,475
Diversified Operations	0.3%	285,410
Electric	1.8%	1,940,585
Electrical Components & Equipment	0.5%	532,125
Electronics	3.0%	3,131,064
Energy-Alternate Sources	0.1%	110,197
Engineering & Construction	1.4%	1,521,568
Environmental Control	0.6%	636,907
Food	4.4%	4,619,946
Gas	1.0%	1,072,899
Healthcare Products	0.2%	261,004
Holding Companies	1.8%	1,960,289
Home Builders	0.4%	466,725
Household Products & Wares	0.5%	489,517
Insurance	3.7%	3,963,887
Internet	0.6%	642,906
Iron & Steel	1.0%	1,010,464
Leisure Time	0.4%	449,990
Machinery - Construction & Mining	0.2%	248,755
Media	3.2%	3,440,202
Metal Fabricate/Hardware	0.5%	516,842
Mining	5.4%	5,674,439
Miscellaneous Manufacturing	0.4%	378,955
Oil & Gas	8.2%	8,639,280
Oil & Gas Services	0.4%	455,163
Pharmaceuticals	2.3%	2,431,170
Real Estate	0.4%	445,977
Retail	3.6%	3,779,669
Semiconductors	5.0%	5,242,462
Software	0.5%	507,634
Telecommunications	11.4%	12,027,612
Water	0.3%	271,310

	100.0%	$105,843,904

PENN SERIES FUNDS, INC.

EMERGING MARKETS EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$105,843,904	$105,843,904	$—	$—
SHORT-TERM INVESTMENTS	4,296,339	4,296,339	—	—

TOTAL INVESTMENTS	110,140,243	110,140,243	—	—

$69,672,081 was transferred from Level 2 at 12/31/09 into Level 1 at 3/31/10. Third-party vendor modeling tools were utilized at 12/31/09 to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 76.9%
Advertising — 0.1%
APAC Customer Services, Inc.*	447	$2,570
Harte-Hanks, Inc.	978	12,577
inVentiv Health, Inc.*	860	19,316
Marchex Inc., Class B	645	3,296

		37,759

Aerospace & Defense — 1.1%
AAR Corp.*	986	24,473
AeroVironment, Inc.*	318	8,303
Argon ST, Inc.*	311	8,276
Astronics Corp.*	168	1,648
Cubic Corp.	378	13,608
Curtiss-Wright Corp.	1,174	40,855
Ducommun, Inc.	265	5,568
Esterline Technologies Corp.*	787	38,901
GenCorp, Inc.*	1,147	6,607
HEICO Corp.#	569	29,338
Herley Industries, Inc.*	285	4,178
Kaman Corp.	648	16,206
LMI Aerospace, Inc.*	153	2,843
Moog, Inc., Class A*	1,175	41,618
National Presto Industries, Inc.	130	15,458
Orbital Sciences Corp.*	1,413	26,861
Teledyne Technologies, Inc.*	937	38,670
Triumph Group, Inc.	437	30,629

		354,040

Agriculture — 0.3%
AgFeed Industries, Inc.*#	729	3,200
Alico, Inc.#	51	1,288
Alliance One International, Inc.*#	2,056	10,465
Cadiz, Inc.*#	357	4,559
Griffin Land & Nurseries, Inc.	140	4,067
Star Scientific, Inc.*#	2,420	6,171
Tejon Ranch Co.*#	267	8,149
The Andersons, Inc.	511	17,108
Universal Corp.	618	32,562
Vector Group Ltd.#	992	15,307

		102,876

Airlines — 0.8%
AirTran Holdings, Inc.*#	3,393	17,236
Alaska Air Group, Inc.*	950	39,169
Allegiant Travel Co.*#	406	23,491
Hawaiian Holdings, Inc.*	1,359	10,016
JetBlue Airways Corp.*	6,602	36,839
Republic Airways Holdings, Inc.*	701	4,150
SkyWest, Inc.	1,481	21,149
UAL Corp.*#	4,282	83,713
US Airways Group, Inc.*#	4,068	29,900

		265,663

Apparel — 1.5%
American Apparel, Inc.*#	527	1,597
Carter’s, Inc.*	1,469	44,290
Cherokee, Inc.#	200	3,600
Columbia Sportswear Co.#	311	16,337
Crocs, Inc.*	2,006	17,593
Deckers Outdoor Corp.*	339	46,782

	Number of Shares	Value†

Apparel — (continued)
G-III Apparel Group Ltd.*	404	$11,134
Iconix Brand Group, Inc.*#	1,744	26,788
Jones Apparel Group, Inc.	2,217	42,167
K-Swiss, Inc., Class A*	624	6,527
Maidenform Brands, Inc.*	438	9,570
Oxford Industries, Inc.	308	6,262
Perry Ellis International, Inc.*	214	4,847
Quiksilver, Inc.*	3,460	16,366
Skechers U.S.A., Inc., Class A*	819	29,746
Steven Madden Ltd.*	417	20,350
The Warnaco Group, Inc.*	1,181	56,346
Timberland Co., Class A*	1,151	24,562
True Religion Apparel, Inc.*#	626	19,005
Under Armour, Inc., Class A*#	823	24,204
Unifi, Inc.*	1,282	4,667
Volcom, Inc.*#	467	9,116
Weyco Group, Inc.	200	4,704
Wolverine World Wide, Inc.	1,281	37,354

		483,914

Auto Manufacturers — 0.0%
Force Protection, Inc.*	1,855	11,167

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing Holdings, Inc.*	1,416	14,132
Amerigon, Inc.*	539	5,449
ArvinMeritor, Inc.*#	2,464	32,894
ATC Technology Corp.*	515	8,837
China Automotive Systems, Inc.*#	144	3,328
Cooper Tire & Rubber Co.	1,449	27,560
Dana Holding Corp.*	3,611	42,899
Dorman Products, Inc.*	296	5,621
Exide Technologies*	1,187	6,825
Fuel Systems Solutions, Inc.*#	334	10,675
Miller Industries, Inc.	187	2,324
Modine Manufacturing Co.*	1,277	14,353
Spartan Motors, Inc.	917	5,135
Standard Motor Products, Inc.	500	4,960
Superior Industries International, Inc.#	619	9,954
Tenneco, Inc.*	1,455	34,411
Titan International, Inc.#	855	7,464
Wonder Auto Technology, Inc.*#	553	5,851

		242,672

Banks — 5.2%
1st Source Corp.	326	5,721
Alliance Financial Corp.	73	2,152
American National Bankshares, Inc.	109	2,196
Ameris Bancorp#	445	4,022
Ames National Corp.	199	3,990
Arrow Financial Corp.#	236	6,346
Auburn National Bancorporation, Inc.#	46	950
BancFirst Corp.	160	6,706
Banco Latinoamericano de Exportaciones S.A., Class E	694	9,966
Bancorp Rhode Island, Inc.	69	1,887
Bancorp, Inc.*	512	4,557

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bank Mutual Corp.	1,253	$8,144
Bank of Kentucky Financial Corp.	58	1,157
Bank of Marin Bancorp	190	6,285
Bank of the Ozarks, Inc.#	338	11,894
Banner Corp.#	214	822
Bar Harbor Bankshares	53	1,617
Boston Private Financial Holdings, Inc.	1,758	12,956
Bridge Bancorp, Inc.#	107	2,504
Bryn Mawr Bank Corp.	232	4,211
Camden National Corp.	226	7,257
Capital City Bank Group, Inc.	269	3,833
Cardinal Financial Corp.	618	6,600
Cass Information Systems, Inc.#	210	6,541
Cathay General Bancorp	1,993	23,218
Center Bancorp, Inc.	226	1,878
CenterState Banks of Florida, Inc.	432	5,292
Central Pacific Financial Corp.*#	455	764
Century Bancorp, Inc. Class A	69	1,325
Chemical Financial Corp.	566	13,369
Citizens & Northern Corp.	356	4,468
Citizens Holding Co.	71	1,752
Citizens Republic Bancorp, Inc.*	9,935	11,723
City Holding Co.	448	15,362
CNB Financial Corp.#	153	2,362
CoBiz Financial, Inc.	600	3,738
Columbia Banking System, Inc.	762	15,476
Community Bank System, Inc.	791	18,019
Community Trust Bancorp, Inc.	421	11,405
CVB Financial Corp.#	2,253	22,372
Eagle Bancorp, Inc.*	385	4,562
East West Bancorp, Inc.	2,856	49,752
Enterprise Bancorp, Inc.#	97	1,184
Enterprise Financial Services Corp.#	382	4,225
F.N.B. Corp.	2,855	23,154
Farmers Capital Bank Corp.	99	848
Financial Institutions, Inc.	340	4,971
First Bancorp	324	4,380
First Bancorp, Inc.	234	3,730
First BanCorp.	1,918	4,622
First Busey Corp.#	1,002	4,429
First California Financial Group, Inc.*	122	322
First Commonwealth Financial Corp.	2,184	14,655
First Community Bancshares, Inc.	426	5,270
First Financial Bancorp	1,480	26,329
First Financial Bankshares, Inc.	547	28,198
First Financial Corp.	280	8,109
First Financial Service Corp.#	77	674
First Merchants Corp.	600	4,176
First Midwest Bancorp, Inc.	1,860	25,203
First South Bancorp, Inc.	300	3,750
FirstMerit Corp.	2,251	48,554
German American Bancorp, Inc.#	292	4,418
Glacier Bancorp, Inc.	1,890	28,785
Great Southern Bancorp, Inc.#	271	6,081
Guaranty Bancorp*	869	1,382
Hampton Roads Bankshares, Inc.#	322	502

	Number of Shares	Value†

Banks — (continued)
Hancock Holding Co.	741	$30,981
Harleysville National Corp.#	958	6,419
Heartland Financial USA, Inc.	317	5,062
Heritage Financial Corp.*	208	3,139
Home Bancshares, Inc.#	459	12,136
IBERIABANK Corp.	694	41,647
Independent Bank Corp.	571	14,081
International Bancshares Corp.	1,365	31,381
Lakeland Bancorp, Inc.	508	4,496
Lakeland Financial Corp.	394	7,506
MainSource Financial Group, Inc.	621	4,179
MB Financial, Inc.	1,237	27,870
Merchants Bancshares, Inc.	86	1,867
Metro Bancorp, Inc.*	263	3,622
Midsouth Bancorp, Inc.	186	3,069
Nara Bancorp, Inc.*	739	6,474
National Bankshares, Inc.#	219	5,968
National Penn Bancshares, Inc.	3,158	21,790
NBT Bancorp, Inc.	912	20,839
Northrim BanCorp, Inc.	116	1,981
Northwest Bancshares, Inc.*	1,006	11,810
Norwood Financial Corp.	37	999
Ohio Valley Banc Corp.	71	1,529
Old National Bancorp	2,150	25,692
Old Second Bancorp, Inc.#	235	1,549
OmniAmerican Bancorp, Inc.*	391	4,508
Oriental Financial Group, Inc.	910	12,285
Orrstown Financial Services, Inc.	187	4,744
Pacific Capital Bancorp*#	660	1,195
Pacific Continental Corp.	562	5,901
PacWest Bancorp	623	14,217
Park National Corp.#	313	19,503
Peapack-Gladstone Financial Corp.	289	4,540
Penns Woods Bancorp, Inc.	68	2,281
Peoples Bancorp, Inc.	272	4,483
Peoples Financial Corp.	72	1,078
Pinnacle Financial Partners, Inc.*#	763	11,529
Porter Bancorp, Inc.	61	799
PremierWest Bancorp*	355	160
PrivateBancorp, Inc.	1,268	17,372
Prosperity Bancshares, Inc.#	1,193	48,913
Renasant Corp.#	537	8,689
Republic Bancorp, Inc., Class A	234	4,409
Republic First Bancorp, Inc.*	144	557
S&T Bancorp, Inc.	559	11,683
S.Y. Bancorp, Inc.	297	6,757
Sandy Spring Bancorp, Inc.#	680	10,200
Santander BanCorp*	88	1,080
SCBT Financial Corp.	310	11,482
Shore Bancshares, Inc.	212	3,021
Sierra Bancorp	312	4,022
Signature Bank*	1,056	39,125
Simmons First National Corp., Class A	400	11,028
Smithtown Bancorp, Inc.#	302	1,247
Southside Bancshares, Inc.	302	6,514
Southwest Bancorp, Inc.	236	1,952

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
State Bancorp, Inc.	535	$4,210
StellarOne Corp.#	516	6,899
Sterling Bancorp	786	7,899
Sterling Bancshares, Inc.	2,786	15,546
Sterling Financial Corp.*#	748	426
Suffolk Bancorp#	243	7,463
Sun Bancorp, Inc.*	210	827
Susquehanna Bancshares, Inc.	3,390	33,256
SVB Financial Group*#	1,060	49,460
Texas Capital Bancshares, Inc.*	904	17,167
The First of Long Island Corp.	95	2,289
The South Financial Group, Inc.#	6,381	4,411
Tompkins Financial Corp.#	258	9,412
Tower Bancorp, Inc.	163	4,364
TowneBank	659	9,200
Trico Bancshares	304	6,050
TrustCo Bank Corp.	1,952	12,044
Trustmark Corp.	1,582	38,648
UMB Financial Corp.	841	34,145
Umpqua Holdings Corp.#	2,364	31,347
Union First Market Bankshares Corp.	726	10,963
United Bankshares, Inc.#	946	24,804
United Community Banks, Inc.*#	1,991	8,780
United Security Bancshares#	107	1,602
Univest Corp. of Pennsylvania	400	7,476
Washington Banking Co.	375	4,721
Washington Trust Bancorp, Inc.	370	6,897
Webster Financial Corp.	1,677	29,331
WesBanco, Inc.	515	8,374
West Bancorporation, Inc.	268	1,763
Westamerica Bancorporation#	757	43,641
Western Alliance Bancorp*	1,075	6,117
Wilber Corp.	115	753
Wilshire Bancorp, Inc.	476	5,250
Wintrust Financial Corp.	791	29,433
Yadkin Valley Financial Corp.	244	1,049

		1,644,479

Beverages — 0.2%
Boston Beer Co., Inc., Class A*	210	10,975
Coca-Cola Bottling Co. Consolidated	124	7,274
Diedrich Coffee, Inc.*	60	2,088
Farmer Bros. Co.#	204	3,823
Heckmann Corp.*	2,133	12,371
National Beverage Corp.	242	2,691
Peet’s Coffee & Tea, Inc.*	289	11,459

		50,681

Biotechnology — 2.4%
Acorda Therapeutics, Inc.*	931	31,840
Affymax, Inc.*	410	9,606
Alnylam Pharmaceuticals, Inc.*#	910	15,488
AMAG Pharmaceuticals, Inc.*	501	17,490
American Oriental Bioengineering, Inc.*	1,815	7,405
Arena Pharmaceuticals, Inc.*	2,506	7,769
Ariad Pharmaceuticals, Inc.*#	3,064	10,418
Arqule, Inc.*	909	5,236
ARYx Therapeutics, Inc.*	381	332

	Number of Shares	Value†

Biotechnology — (continued)
BioCryst Pharmaceuticals, Inc.*#	597	$3,922
Cambrex Corp.*	667	2,701
Cardium Therapeutics, Inc.*#	741	326
Celera Corp.*	2,083	14,789
Cell Therapeutics, Inc.*#	14,459	7,818
Celldex Therapeutics, Inc.*#	644	3,954
Chelsea Therapeutics International, Inc.*	1,074	3,813
China-Biotics, Inc.*	238	4,263
Clinical Data, Inc.*#	354	6,868
Cubist Pharmaceuticals, Inc.*	1,411	31,804
Curis, Inc.*	1,673	5,136
Cytokinetics, Inc.*	1,319	4,221
Discovery Laboratories, Inc.*#	3,163	1,645
Emergent BioSolutions, Inc.*	373	6,263
Enzo Biochem, Inc.*	795	4,786
Enzon Pharmaceuticals, Inc.*	1,605	16,339
Exelixis, Inc.*	2,869	17,415
Facet Biotech Corp.*	660	17,813
Geron Corp.*	2,650	15,052
GTx, Inc.*	479	1,600
Halozyme Therapeutics, Inc.*	1,648	13,168
Harvard Bioscience, Inc.*	455	1,761
Human Genome Sciences, Inc.*	4,662	140,792
Idera Pharmaceuticals, Inc.*#	343	2,130
Immunogen, Inc.*#	1,307	10,574
Immunomedics, Inc.*#	1,436	4,768
Incyte Corp. Ltd.*	2,277	31,787
Insmed, Inc.*	4,080	4,814
InterMune, Inc.*#	1,111	49,517
Lexicon Pharmaceuticals, Inc.*	4,692	6,944
Ligand Pharmaceuticals, Inc., Class B*	2,667	4,667
Martek Biosciences Corp.*#	886	19,944
Maxygen, Inc.*	791	5,197
Micromet, Inc.*#	1,829	14,778
Molecular Insight Pharmaceuticals, Inc.*#	388	508
Momenta Pharmaceuticals, Inc.*	953	14,266
Nanosphere, Inc.*	200	958
Novavax, Inc.*#	1,329	3,070
NPS Pharmaceuticals, Inc.*	1,057	5,327
Omeros Corp.*	266	1,873
OncoGenex Pharmaceutical, Inc.*	73	1,499
PDL BioPharma, Inc.#	2,976	18,481
Protalix BioTherapeutics, Inc.*#	802	5,261
Regeneron Pharmaceuticals, Inc.*	1,556	41,218
Repligen Corp.*	485	1,969
RTI Biologics, Inc.*	1,609	6,967
Sangamo Biosciences, Inc.*#	1,003	5,436
Seattle Genetics, Inc.*	2,067	24,680
SEQUENOM, Inc.*#	1,597	10,077
StemCells, Inc.*#	3,281	3,806
SuperGen, Inc.*	1,651	5,283
The Medicines Co.*	1,319	10,341
Vical, Inc.*	1,121	3,767
ZymoGenetics, Inc.*	1,286	7,369

		759,109

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Building Materials — 0.6%
AAON, Inc.#	292	$6,605
Apogee Enterprises, Inc.	643	10,166
Broadwind Energy, Inc.*#	824	3,683
Builders FirstSource, Inc.*	1,373	4,325
Comfort Systems USA, Inc.	1,037	12,952
Drew Industries, Inc.*	491	10,812
Gibraltar Industries, Inc.*	601	7,579
Interline Brands, Inc.*	828	15,848
Louisiana-Pacific Corp.*	3,301	29,874
LSI Industries, Inc.	314	2,141
NCI Building Systems, Inc.*	464	5,123
Quanex Building Products Corp.	887	14,662
Simpson Manufacturing Co., Inc.	964	26,761
Texas Industries, Inc.#	588	20,092
Trex Co., Inc.*#	431	9,176
U.S. Concrete, Inc.*#	464	176
Universal Forest Products, Inc.	483	18,605

		198,580

Chemicals — 1.7%
A. Schulman, Inc.	623	15,245
Aceto Corp.	642	3,878
American Vanguard Corp.	478	3,896
Arch Chemicals, Inc.	624	21,459
Balchem Corp.	705	17,378
China Green Agriculture, Inc.*#	286	4,004
Ferro Corp.*	2,297	20,191
H.B. Fuller Co.	1,210	28,084
Hawkins, Inc.#	249	6,026
ICO, Inc.	760	6,141
Innophos Holdings, Inc.	473	13,197
Innospec, Inc.*	669	7,600
Kraton Performance Polymers, Inc.*	341	6,090
Landec Corp.*	518	3,434
Minerals Technologies, Inc.	464	24,054
NewMarket Corp.	249	25,644
Olin Corp.	2,026	39,750
OM Group, Inc.*	754	25,545
Omnova Solutions, Inc.*	968	7,599
PolyOne Corp.*	2,440	24,986
Quaker Chemical Corp.	311	8,431
Rockwood Holdings, Inc.*	1,211	32,237
Sensient Technologies Corp.	1,269	36,877
ShengdaTech, Inc.*	550	4,119
Solutia, Inc.*	3,076	49,554
Spartech Corp.*	746	8,728
Stepan Co.	204	11,401
Symyx Technologies, Inc.*	824	3,700
W.R. Grace & Co.*	1,864	51,745
Westlake Chemical Corp.	535	13,798
Zep, Inc.	592	12,953
Zoltek Cos., Inc.*#	595	5,736

		543,480

Coal — 0.3%
Cloud Peak Energy, Inc.*	734	12,214
International Coal Group, Inc.*	2,770	12,659
James River Coal Co.*#	632	10,049

	Number of Shares	Value†

Coal — (continued)
Patriot Coal Corp.*#	1,921	$39,303
Westmoreland Coal Co.*	366	4,619

		78,844

Commercial Services — 5.0%
ABM Industries, Inc.	1,139	24,147
Administaff, Inc.	520	11,097
Advance America Cash Advance Centers, Inc.	1,133	6,594
Albany Molecular Research, Inc.*	547	4,567
American Caresource Holdings, Inc.*	226	400
American Public Education, Inc.*	455	21,203
AMN Healthcare Services, Inc.*	709	6,239
Arbitron, Inc.	710	18,929
Asset Acceptance Capital Corp.*	214	1,350
Avis Budget Group, Inc.*	2,496	28,704
Barrett Business Services, Inc.	142	1,925
Bridgepoint Education, Inc.*	333	8,185
Capella Education Co.*	358	33,237
Cardtronics, Inc.*	257	3,230
CBIZ, Inc.*	961	6,314
CDI Corp.	341	4,999
Cenveo, Inc.*	1,299	11,249
Chemed Corp.	555	30,181
ChinaCast Education Corp.*	992	7,251
Coinstar, Inc.*#	795	25,837
Consolidated Graphics, Inc.*	251	10,394
Corinthian Colleges, Inc.*#	2,083	36,640
Cornell Cos, Inc.*	263	4,816
Corvel Corp.*	181	6,471
CoStar Group, Inc.*	546	22,670
CPI Corp.	92	1,275
CRA International, Inc.*	274	6,280
Cross Country Healthcare, Inc.*	784	7,926
Deluxe Corp.	1,347	26,159
Diamond Management & Technology Consultants, Inc.	640	5,024
Dollar Financial Corp.*	652	15,687
Dollar Thrifty Automotive Group, Inc.*#	753	24,194
DynCorp International, Inc., Class A*	528	6,067
Electro Rent Corp.	515	6,762
Emergency Medical Services Corp., Class A*	753	42,582
Euronet Worldwide, Inc.*	1,287	23,719
ExlService Holdings, Inc.*	400	6,672
Forrester Research, Inc.*	375	11,276
Franklin Covey Co.*	241	1,914
Gartner, Inc.*	1,748	38,875
Global Cash Access Holdings, Inc.*	986	8,056
Grand Canyon Education, Inc.*	367	9,593
Great Lakes Dredge & Dock Corp.	951	4,993
H&E Equipment Services, Inc.*	659	7,104
Healthcare Services Group	1,020	22,838
Heartland Payment Systems, Inc.#	918	17,075
Heidrick & Struggles International, Inc.	469	13,146
Hill International, Inc.*	589	3,434
HMS Holdings Corp.*	675	34,418

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Huron Consulting Group, Inc.*	528	$10,718
ICF International, Inc.*	248	6,160
Information Services Group, Inc.*	438	1,494
Jackson Hewitt Tax Service, Inc.*#	721	1,442
K12, Inc.*#	584	12,971
Kelly Services, Inc., Class A*	614	10,229
Kendle International, Inc.*	309	5,401
Kenexa Corp.*	634	8,717
Kforce, Inc.*	653	9,932
Korn/Ferry International*	1,190	21,003
Landauer, Inc.	253	16,501
Learning Tree International, Inc.*	118	1,660
Lincoln Educational Services Corp.*	265	6,704
Live Nation Entertainment, Inc.*	3,420	49,590
Mac-Gray Corp.	199	2,247
MAXIMUS, Inc.	460	28,028
McGrath Rentcorp	553	13,399
Medifast, Inc.*	331	8,318
MedQuist, Inc.	191	1,492
Midas, Inc.*	424	4,783
MoneyGram International, Inc.*	2,124	8,092
Monro Muffler Brake, Inc.	425	15,198
Multi-Color Corp.	167	2,001
National Research Corp.	29	734
Navigant Consulting, Inc.*	1,305	15,830
Net 1 UEPS Technologies, Inc.*	843	15,503
Nobel Learning Communities, Inc.*	84	659
Odyssey Marine Exploration, Inc.*	2,031	2,661
On Assignment, Inc.*	852	6,075
Parexel International Corp.*	1,412	32,914
PHH Corp.*	1,343	31,654
Pre-Paid Legal Services, Inc.*#	187	7,078
Princeton Review, Inc.*	210	733
Rent-A-Center, Inc.*	1,644	38,881
Resources Connection, Inc.*	1,194	22,889
Rewards Network, Inc.	120	1,608
RiskMetrics Group, Inc.*#	578	13,069
Rollins, Inc.	1,106	23,978
RSC Holdings, Inc.*	1,310	10,428
SFN Group, Inc.*	1,267	10,149
Sotheby’s#	1,729	53,755
Standard Parking Corp.*	193	3,169
StarTek, Inc.*	220	1,529
Steiner Leisure Ltd.*	344	15,246
Stewart Enterprises, Inc., Class A	2,108	13,175
SuccessFactors, Inc.*	1,155	21,991
Team Health Holdings, Inc.*	449	7,543
Team, Inc.*	492	8,162
TeleTech Holdings, Inc.*	882	15,065
The Advisory Board Co.*	425	13,387
The Corporate Executive Board Co.	901	23,958
The GEO Group, Inc.*	1,262	25,013
The Hackett Group, Inc.*	801	2,227
The Providence Service Corp.*	200	3,038
TNS, Inc.*	642	14,317
Towers Watson & Co., Class A*	1,101	52,297

	Number of Shares	Value†

Commercial Services — (continued)
Transcend Services, Inc.*	216	$3,510
Tree.com, Inc.*#	127	1,162
TrueBlue, Inc.*	1,176	18,228
United Rentals, Inc.*	1,633	15,318
Universal Technical Institute, Inc.*	525	11,980
Valassis Communications, Inc.*	1,223	34,036
Viad Corp.	571	11,734
Volt Information Sciences, Inc.*	200	2,042
Wright Express Corp.*	940	28,313

		1,562,816

Computers — 1.8%
3D Systems Corp.*	455	6,211
3PAR, Inc.*#	638	6,380
Agilysys, Inc.	376	4,200
CACI International, Inc., Class A*	779	38,054
Ciber, Inc.*	1,657	6,197
Cogo Group, Inc.*	706	4,935
Compellent Technologies, Inc.*	381	6,687
Computer Task Group, Inc.*	279	2,023
COMSYS IT Partners, Inc.*	411	7,184
Cray, Inc.*	699	4,159
Dynamics Research Corp.*	160	1,803
Echelon Corp.*	705	6,324
Electronics for Imaging, Inc.*	1,088	12,653
eLoyalty Corp.*	134	754
Fortinet, Inc.*	323	5,678
iGate Corp.	557	5,420
Imation Corp.*	684	7,531
Immersion Corp.*	442	2,210
Insight Enterprises, Inc.*	1,102	15,825
Integral Systems, Inc.*	535	5,152
Isilon Systems, Inc.*	618	5,321
Jack Henry & Associates, Inc.	2,164	52,066
LivePerson, Inc.*	1,025	7,862
Manhattan Associates, Inc.*	617	15,721
Maxwell Technologies, Inc.*	566	7,013
Mentor Graphics Corp.*	2,817	22,592
Mercury Computer Systems, Inc.*	536	7,354
MTS Systems Corp.	460	13,354
NCI, Inc., Class A*	173	5,230
Ness Technologies, Inc.*	904	5,704
Netezza Corp.*	1,231	15,744
NetScout Systems, Inc.*	565	8,356
Palm, Inc.*#	3,872	14,559
PAR Technology Corp.*	164	992
Quantum Corp.*	5,361	14,099
Radiant Systems, Inc.*	768	10,959
RadiSys Corp.*	540	4,838
Rimage Corp.*	251	3,629
Riverbed Technology, Inc.*	1,422	40,385
Silicon Graphics International Corp.*	766	8,189
Silicon Storage Technology, Inc.*	2,070	6,293
SMART Modular Technologies (WWH), Inc.*	900	6,939
SRA International, Inc., Class A*	1,045	21,726
STEC, Inc.*	590	7,068

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — (continued)
Stratasys, Inc.*	514	$12,531
Super Micro Computer, Inc.*	540	9,331
SYKES Enterprises, Inc.*	936	21,378
Synaptics, Inc.*#	849	23,441
Syntel, Inc.	380	14,619
Tier Technologies, Inc. Class B*	309	2,460
Unisys Corp.*#	1,100	38,379
Virtusa Corp.*	289	2,980

		580,492

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	551	9,918
Inter Parfums, Inc.	324	4,802
Revlon, Inc. Class A*#	470	6,979

		21,699

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc.*#	1,107	21,177
BlueLinx Holdings, Inc.*	396	1,509
BMP Sunstone Corp.*	658	3,330
Brightpoint, Inc.*	1,115	8,396
Chindex International, Inc.*	314	3,708
Core-Mark Holding Co., Inc.*	241	7,377
Fossil, Inc.*	1,215	45,854
Houston Wire & Cable Co.	469	5,431
MWI Veterinary Supply, Inc.*	326	13,170
Owens & Minor, Inc.	1,065	49,405
Pool Corp.#	1,270	28,753
Rentrak Corp.*	265	5,711
ScanSource, Inc.*	707	20,348
School Specialty, Inc.*	492	11,173
Titan Machinery, Inc.*#	323	4,422
United Stationers, Inc.*	618	36,369
Watsco, Inc.	691	39,304

		305,437

Diversified Financial Services — 1.6%
Artio Global Investors, Inc.	696	17,219
BGC Partners, Inc., Class A	1,307	7,986
Broadpoint Gleacher Securities, Inc.*	1,111	4,444
Calamos Asset Management, Inc., Class A	569	8,159
Cohen & Steers, Inc.#	471	11,756
CompuCredit Holdings Corp.	200	1,032
Cowen Group, Inc., Class A*	400	2,264
Credit Acceptance Corp.*	155	6,392
Diamond Hill Investment Group, Inc.	76	5,214
Doral Financial Corp.*	77	332
Duff & Phelps Corp., Class A	370	6,194
E*TRADE Financial Corp.*#	40,492	66,812
Encore Capital Group, Inc.*	316	5,198
Epoch Holding Corp.	280	3,161
Evercore Partners, Inc., Class A#	356	10,680
FBR Capital Markets Corp.*	408	1,856
GAMCO Investors, Inc., Class A	162	7,371
GFI Group, Inc.	1,724	9,965
International Assets Holding Corp.*#	293	4,386
JMP Group, Inc.	263	2,236
Kayne Anderson Energy Development Co.	258	4,169

	Number of Shares	Value†

Diversified Financial Services — (continued)
KBW, Inc.*	921	$24,775
Knight Capital Group, Inc., Class A*	2,421	36,920
LaBranche & Co., Inc.*	1,292	6,796
MarketAxess Holdings, Inc.	824	12,962
MF Global Holdings Ltd.*#	2,571	20,748
National Financial Partners Corp.*	1,115	15,722
Nelnet, Inc., Class A	456	8,463
NewStar Financial, Inc.*	900	5,742
Ocwen Financial Corp.*	1,460	16,191
Oppenheimer Holdings, Inc. Class A	238	6,071
optionsXpress Holdings, Inc.*	1,070	17,430
Penson Worldwide, Inc.*	473	4,763
Piper Jaffray Cos.*	487	19,626
Portfolio Recovery Associates, Inc.*#	462	25,350
Pzena Investment Management, Inc. Class A*	130	992
Sanders Morris Harris Group, Inc.	682	4,222
Stifel Financial Corp.*	780	41,925
SWS Group, Inc.	668	7,702
Teton Advisors, Inc. Class B~	2	22
The First Marblehead Corp.*	1,914	5,436
Thomas Weisel Partners Group, Inc.*	566	2,219
TradeStation Group, Inc.*	710	4,977
U.S. Global Investors, Inc., Class A	300	2,967
Virtus Investment Partners, Inc.*	182	3,793
Westwood Holdings Group, Inc.	111	4,085
World Acceptance Corp.*	462	16,669

		503,394

Electric — 1.4%
Allete, Inc.	765	25,612
Avista Corp.	1,349	27,938
Black Hills Corp.	956	29,015
Central Vermont Public Service Corp.	291	5,869
CH Energy Group, Inc.	371	15,152
Cleco Corp.	1,502	39,878
El Paso Electric Co.*	1,188	24,473
EnerNOC, Inc.*#	364	10,803
IDACORP, Inc.	1,224	42,375
MGE Energy, Inc.	614	21,711
NorthWestern Corp.	917	24,585
Otter Tail Corp.	892	19,588
Pike Electric Corp.*	358	3,337
PNM Resources, Inc.	2,134	26,739
Portland General Electric Co.	1,848	35,685
The Empire District Electric Co.	909	16,380
U.S. Geothermal, Inc.*#	1,136	1,034
UIL Holdings Corp.	780	21,450
UniSource Energy Corp.	875	27,510
Unitil Corp.	278	6,463

		425,597

Electrical Components & Equipment — 0.9%
Advanced Battery Technologies, Inc.*	1,282	5,000
Advanced Energy Industries, Inc.*	856	14,175
American Superconductor Corp.*#	1,137	32,859
Belden, Inc.	1,169	32,101
China BAK Battery, Inc.*#	1,062	2,559

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Encore Wire Corp.	482	$10,026
Ener1, Inc.*#	1,096	5,184
Energy Conversion Devices, Inc.*#	1,137	8,903
EnerSys*	1,064	26,238
Evergreen Solar, Inc.*#	4,065	4,594
Fushi Copperweld, Inc.*	481	5,397
Generac Holdings, Inc.*	549	7,692
GrafTech International Ltd.*	3,120	42,650
Graham Corp.	266	4,785
Harbin Electric, Inc.*#	413	8,917
InSteel Industries, Inc.	391	4,180
Littelfuse, Inc.*	593	22,540
Orion Energy Systems, Inc.*#	656	3,214
Powell Industries, Inc.*	229	7,449
Power-One, Inc.*#	1,724	7,275
PowerSecure International, Inc.*	468	3,688
SatCon Technology Corp.*	1,855	4,508
SmartHeat, Inc.*	257	2,760
Ultralife Corp.*#	210	842
Universal Display Corp.*#	659	7,756
Valence Technology, Inc.*#	768	653
Vicor Corp.*	522	7,209

		283,154

Electronics — 2.0%
American Science & Engineering, Inc.	228	17,082
Analogic Corp.	305	13,033
Badger Meter, Inc.#	405	15,597
Bel Fuse, Inc., Class B	269	5,420
Benchmark Electronics, Inc.*	1,702	35,300
Brady Corp., Class A	1,246	38,776
Checkpoint Systems, Inc.*	945	20,903
China Security & Surveillance Technology, Inc.*	1,063	8,174
Cogent, Inc.*	980	9,996
Coherent, Inc.*	546	17,450
CTS Corp.	963	9,071
Cymer, Inc.*	733	27,341
Daktronics, Inc.	709	5,403
DDi Corp.*	279	1,582
Dionex Corp.*	462	34,548
Electro Scientific Industries, Inc.*	693	8,877
FARO Technologies, Inc.*	420	10,815
FEI Co.*	992	22,727
ICx Technologies, Inc.*	163	1,136
II-VI, Inc.*	628	21,252
L-1 Identity Solutions, Inc.*	1,908	17,038
LaBarge, Inc.*	388	4,287
Measurement Specialties, Inc.*	370	5,443
MEMSIC, Inc.*#	315	1,005
Methode Electronics, Inc.	958	9,484
Microvision, Inc.*#	2,630	7,417
Multi-Fineline Electronix, Inc.*	252	6,492
Newport Corp.*	890	11,125
NVE Corp.*#	109	4,938
OSI Systems, Inc.*	432	12,118
Park Electrochemical Corp.	549	15,778

	Number of Shares	Value†

Electronics — (continued)
Plexus Corp.*	1,003	$36,138
RAE Systems, Inc.*	831	677
Rofin-Sinar Technologies, Inc.*	697	15,766
Rogers Corp.*	379	10,995
Spectrum Control, Inc.*	226	2,642
SRS Labs, Inc.*	221	2,197
Stoneridge, Inc.*	273	2,700
Taser International, Inc.*	1,611	9,440
Technitrol, Inc.	916	4,836
TTM Technologies, Inc.*	959	8,516
Varian, Inc.*	750	38,835
Watts Water Technologies, Inc., Class A	770	23,916
Woodward Governor Co.	1,559	49,857
X-Rite, Inc.*	545	1,651
Zygo Corp.*	382	3,526

		631,300

Energy-Alternate Sources — 0.2%
Ascent Solar Technologies, Inc.*#	277	1,067
Clean Energy Fuels Corp.*	900	20,502
Comverge, Inc.*#	507	5,734
Evergreen Energy, Inc.*	2,186	394
FuelCell Energy, Inc.*#	1,981	5,586
Green Plains Renewable Energy, Inc.*#	367	5,237
GT Solar International, Inc.*#	614	3,211
Headwaters, Inc.*	1,380	6,334
Syntroleum Corp.*	1,113	2,360

		50,425

Engineering & Construction — 0.6%
Argan, Inc.*	136	1,768
Dycom Industries, Inc.*	1,053	9,235
EMCOR Group, Inc.*	1,708	42,068
ENGlobal Corp.*	404	1,119
Exponent, Inc.*	313	8,927
Granite Construction, Inc.	844	25,506
Insituform Technologies, Inc., Class A*	1,022	27,195
Integrated Electrical Services, Inc.*	137	774
Layne Christensen Co.*	526	14,049
Michael Baker Corp.*	191	6,586
Mistras Group, Inc.*	300	2,997
MYR Group, Inc.*	383	6,247
Orion Marine Group, Inc.*	637	11,498
Stanley, Inc.*	289	8,176
Sterling Construction Co., Inc.*	353	5,549
Tutor Perini Corp.*	619	13,463
VSE Corp.	104	4,280

		189,437

Entertainment — 0.6%
Ascent Media Corp. Class A*	331	9,020
Bally Technologies, Inc.*	1,404	56,918
Bluegreen Corp.*	184	602
Carmike Cinemas, Inc.*	203	2,816
Churchill Downs, Inc.#	288	10,800
Cinemark Holdings, Inc.#	773	14,177
Dover Downs Gaming & Entertainment, Inc.	234	927
Great Wolf Resorts, Inc.*	714	2,270

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Entertainment — (continued)
Isle of Capri Casinos, Inc.*#	241	$1,875
Lakes Entertainment, Inc.*	367	844
National CineMedia, Inc.	1,046	18,054
Pinnacle Entertainment, Inc.*	1,421	13,840
Reading International, Inc. Class A*	324	1,383
Shuffle Master, Inc.*	1,485	12,162
Speedway Motorsports, Inc.#	316	4,933
Vail Resorts, Inc.*#	724	29,025
Youbet.com, Inc.*	550	1,617

		181,263

Environmental Control — 0.5%
Calgon Carbon Corp.*	1,446	24,756
Clean Harbors, Inc.*	561	31,169
Darling International, Inc.*	1,989	17,821
Energy Recovery, Inc.*#	865	5,450
EnergySolutions, Inc.	1,766	11,355
Fuel Tech, Inc.*	375	3,008
Met-Pro Corp.	439	4,302
Metalico, Inc.*#	781	4,678
Mine Safety Appliances Co.	674	18,845
Perma-Fix Environmental Services*	952	2,132
Tetra Tech, Inc.*	1,570	36,173
U.S. Ecology, Inc.	425	6,842
Waste Services, Inc.*	484	4,787

		171,318

Food — 1.5%
American Dairy, Inc.*#	215	4,117
American Italian Pasta Co., Class A*#	539	20,951
Arden Group, Inc., Class A	40	4,251
B&G Foods, Inc. Class A	1,306	13,687
Cal-Maine Foods, Inc.#	323	10,946
Calavo Growers, Inc.	251	4,578
Chiquita Brands International, Inc.*	1,124	17,681
Diamond Foods, Inc.	576	24,215
Dole Food Co., Inc.*	860	10,191
Fresh Del Monte Produce, Inc.*	1,019	20,635
Great Atlantic & Pacific Tea Co.*#	809	6,205
HQ Sustainable Maritime Industries, Inc.*	141	846
Imperial Sugar Co.	323	5,010
Ingles Markets, Inc., Class A	304	4,569
J&J Snack Foods Corp.	347	15,084
Lancaster Colony Corp.	472	27,829
Lance, Inc.	748	17,301
Lifeway Foods, Inc.*#	87	1,033
M&F Worldwide Corp.*	268	8,201
Nash Finch Co.	340	11,441
Overhill Farms, Inc.*	291	1,697
Ruddick Corp.#	1,085	34,329
Sanderson Farms, Inc.	534	28,628
Seaboard Corp.	9	11,692
Seneca Foods Corp. Class A*	211	6,144
Smart Balance, Inc.*	1,673	10,841
Spartan Stores, Inc.	602	8,681
The Hain Celestial Group, Inc.*	1,017	17,645
Tootsie Roll Industries, Inc.#	629	17,002
TreeHouse Foods, Inc.*	904	39,658

	Number of Shares	Value†

Food — (continued)
United Natural Foods, Inc.*	1,084	$30,493
Village Super Market, Inc., Class A	168	4,709
Weis Markets, Inc.	266	9,672
Winn-Dixie Stores, Inc.*	1,327	16,574
Zhongpin, Inc.*	615	7,811

		474,347

Forest Products & Paper — 0.6%
Boise, Inc.*	725	4,444
Buckeye Technologies, Inc.*	1,001	13,093
Cellu Tissue Holdings, Inc.*	311	3,104
Clearwater Paper Corp.*	309	15,218
Deltic Timber Corp.	292	12,863
Domtar Corp.*	1,067	68,725
KapStone Paper and Packaging Corp.*	920	10,920
Neenah Paper, Inc.	374	5,924
Orchids Paper Products Co.*	89	1,464
P.H. Glatfelter Co.	1,104	15,997
Schweitzer-Mauduit International, Inc.	435	20,689
Wausau Paper Corp.*	981	8,378

		180,819

Gas — 1.0%
Chesapeake Utilities Corp.	257	7,659
New Jersey Resources Corp.	1,094	41,091
Nicor, Inc.	1,169	49,004
Northwest Natural Gas Co.	650	30,290
Piedmont Natural Gas Co., Inc.	1,826	50,361
South Jersey Industries, Inc.	750	31,493
Southwest Gas Corp.	1,166	34,887
The Laclede Group, Inc.	556	18,748
WGL Holdings, Inc.	1,299	45,010

		308,543

Hand & Machine Tools — 0.4%
Baldor Electric Co.#	1,206	45,105
Franklin Electric Co., Inc.	585	17,544
K-Tron International, Inc.*	60	8,998
Regal-Beloit Corp.	924	54,895

		126,542

Healthcare Products — 3.3%
Abaxis, Inc.*	546	14,846
ABIOMED, Inc.*#	689	7,117
Accuray, Inc.*	957	5,828
Affymetrix, Inc.*	1,857	13,630
AGA Medical Holdings, Inc.*	300	4,875
Align Technology, Inc.*	1,439	27,830
Alphatec Holdings, Inc.*	816	5,198
American Medical Systems Holdings, Inc.*	1,825	33,908
AngioDynamics, Inc.*	558	8,716
Atrion Corp.	37	5,292
ATS Medical, Inc.*	1,701	4,423
BioMimetic Therapeutics, Inc.*#	320	4,208
Bovie Medical Corp.*#	298	1,862
Bruker Corp.*	1,238	18,137
Cantel Medical Corp.	300	5,955
Cardiac Science Corp.*	332	621
CardioNet, Inc.*	689	5,271

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Cardiovascular Systems, Inc.*	180	$956
Cepheid, Inc.*#	1,526	26,674
Conceptus, Inc.*#	744	14,850
CONMED Corp.*	701	16,691
CryoLife, Inc.*	599	3,876
Cutera, Inc.*	237	2,458
Cyberonics, Inc.*	647	12,396
Cynosure, Inc., Class A*	195	2,192
Delcath Systems, Inc.*#	821	6,650
DexCom, Inc.*	1,442	14,031
Electro-Optical Sciences, Inc.*#	509	3,777
Endologix, Inc.*	1,113	4,496
EnteroMedics, Inc.*	306	156
ev3, Inc.*	1,949	30,911
Exactech, Inc.*	209	4,383
Genomic Health, Inc.*#	309	5,435
Greatbatch, Inc.*	578	12,248
Haemonetics Corp.*	667	38,119
Hanger Orthopedic Group, Inc.*	608	11,053
Hansen Medical, Inc.*#	388	889
HeartWare International, Inc.*	239	10,628
ICU Medical, Inc.*	307	10,576
Immucor, Inc.*	1,831	40,996
Insulet Corp.*#	846	12,766
Integra LifeSciences Holdings Corp.*	525	23,011
Invacare Corp.	770	20,436
IRIS International, Inc.*	450	4,594
Kensey Nash Corp.*	239	5,638
LCA-Vision, Inc.*	319	2,654
Luminex Corp.*	1,053	17,722
MAKO Surgical Corp.*#	454	6,120
Masimo Corp.	1,266	33,612
Medical Action Industries, Inc.*	316	3,877
Merge Healthcare, Inc.*	967	2,002
Meridian Bioscience, Inc.	1,076	21,918
Merit Medical Systems, Inc.*	720	10,980
Micrus Endovascular Corp.*	365	7,198
Natus Medical, Inc.*	775	12,330
NuVasive, Inc.*	1,006	45,471
NxStage Medical, Inc.*	584	6,687
OraSure Technologies, Inc.*	1,201	7,122
Orthofix International NV*	471	17,135
Orthovita, Inc.*	1,459	6,215
Palomar Medical Technologies, Inc.*	361	3,920
PSS World Medical, Inc.*#	1,456	34,231
Quidel Corp.*#	651	9,466
Rochester Medical Corp.*#	176	2,256
Rockwell Medical Technologies, Inc.*	552	3,191
Sirona Dental Systems, Inc.*	433	16,467
Somanetics Corp.*	294	5,627
SonoSite, Inc.*	401	12,876
Spectranetics Corp.*	765	5,286
Stereotaxis, Inc.*	888	4,449
STERIS Corp.#	1,511	50,860
SurModics, Inc.*#	373	7,811
Symmetry Medical, Inc.*	844	8,474

	Number of Shares	Value†

Healthcare Products — (continued)
Synovis Life Technologies, Inc.*	284	$4,411
The Female Health Co.	304	2,180
Thoratec Corp.*#	1,460	48,837
TomoTherapy, Inc.*	1,099	3,748
TranS1, Inc.*	187	608
Utah Medical Products, Inc.	60	1,688
Vascular Solutions, Inc.*	283	2,544
Vital Images, Inc.*	429	6,937
Volcano Corp.*	1,264	30,538
West Pharmaceutical Services, Inc.	857	35,951
Wright Medical Group, Inc.*	961	17,077
Young Innovations, Inc.	97	2,732
Zoll Medical Corp.*	500	13,180

		1,044,991

Healthcare Services — 1.9%
Air Methods Corp.*	258	8,772
Alliance HealthCare Services, Inc.*	679	3,816
Allied Healthcare International, Inc.*	827	2,249
Almost Family, Inc.*#	177	6,671
Amedisys, Inc.*#	711	39,261
America Service Group, Inc.	145	2,333
American Dental Partners, Inc.*	331	4,320
AMERIGROUP Corp.*	1,370	45,539
Amsurg Corp.*	823	17,769
Assisted Living Concepts, Inc., Class A*	302	9,918
Bio-Reference Labs, Inc.*	284	12,488
Capital Senior Living Corp.*	436	2,293
Centene Corp.*	1,264	30,387
Continucare Corp.*	556	2,057
Emeritus Corp.*#	524	10,663
Genoptix, Inc.*	473	16,787
Gentiva Health Services, Inc.*	756	21,380
HealthSouth Corp.*	2,418	45,217
HealthSpring, Inc.*	1,197	21,067
Healthways, Inc.*	858	13,788
IPC The Hospitalist Co., Inc.*	437	15,343
Kindred Healthcare, Inc.*	983	17,743
LHC Group, Inc.*	382	12,808
Magellan Health Services, Inc.*	912	39,654
MedCath Corp.*	529	5,539
Metropolitan Health Networks, Inc.*	756	2,442
Molina Healthcare, Inc.*	312	7,853
National Healthcare Corp.	187	6,616
Nighthawk Radiology Holdings, Inc.*	499	1,587
NovaMed, Inc.*	381	1,295
Odyssey HealthCare, Inc.*	777	14,071
Psychiatric Solutions, Inc.*	1,402	41,780
RadNet, Inc.*	436	1,387
RehabCare Group, Inc.*	618	16,853
Res-Care, Inc.*	608	7,290
Select Medical Holdings Corp.*	800	6,752
Skilled Healthcare Group, Inc., Class A*	561	3,461
Sun Healthcare Group, Inc.*	1,156	11,028
Sunrise Senior Living, Inc.*	1,034	5,294
The Ensign Group, Inc.	221	3,830
Triple-S Management Corp., Class B*	539	9,567

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
U.S. Physical Therapy, Inc.*	291	$5,063
Virtual Radiologic Corp.*#	109	1,199
WellCare Health Plans, Inc.*	1,103	32,869

		588,099

Holding Companies — 0.0%
Compass Diversified Holdings	541	8,255
Harbinger Group, Inc.*	175	1,185
Primoris Services Corp.	162	1,254
Resource America, Inc. Class A#	174	835

		11,529

Home Builders — 0.3%
Amrep Corp.*	35	509
Beazer Homes USA, Inc.*#	1,421	6,451
Brookfield Homes Corp.*	167	1,460
Cavco Industries, Inc.*	195	6,657
China Housing & Land Development, Inc.*	459	1,744
Hovnanian Enterprises, Inc., Class A*#	1,208	5,255
M/I Homes, Inc.*	536	7,852
Meritage Homes Corp.*	801	16,821
Skyline Corp.	207	3,850
Standard Pacific Corp.*#	2,638	11,924
The Ryland Group, Inc.	1,135	25,469
Winnebago Industries, Inc.*#	808	11,805

		99,797

Home Furnishings — 0.6%
American Woodmark Corp.#	269	5,216
Audiovox Corp. Class A*	510	3,968
DTS, Inc.*#	474	16,135
Ethan Allen Interiors, Inc.#	628	12,956
Furniture Brands International, Inc.*	1,038	6,674
Hooker Furniture Corp.	284	4,567
Kimball International, Inc., Class B	744	5,171
La-Z-Boy, Inc.*	1,225	15,361
Sealy Corp.*#	1,345	4,707
Stanley Furniture Co., Inc.*	186	1,890
Tempur-Pedic International, Inc.*	1,930	58,209
TiVo, Inc.*	2,721	46,583
Universal Electronics, Inc.*	311	6,948

		188,385

Household Products & Wares — 0.6%
ACCO Brands Corp.*	1,424	10,908
American Greetings Corp., Class A	943	19,652
Blyth, Inc.	141	4,406
Central Garden and Pet Co., Class A*	1,502	13,758
CSS Industries, Inc.	212	4,261
Ennis, Inc.	718	11,682
Helen of Troy Ltd.*	776	20,223
Oil-Dri Corp. of America	97	1,875
Prestige Brands Holdings, Inc.*	972	8,748
The Standard Register Co.	500	2,675
Tupperware Brands Corp.	1,607	77,489
WD-40 Co.	425	13,953

		189,630

	Number of Shares	Value†

Insurance — 2.8%
Ambac Financial Group, Inc.*#	6,124	$3,410
American Equity Investment Life Holding Co.	1,570	16,720
American Physicians Capital, Inc.	223	7,125
American Physicians Service Group, Inc.	203	5,075
American Safety Insurance Holdings Ltd*	152	2,522
AMERISAFE, Inc.*	508	8,316
AmTrust Financial Services, Inc.	648	9,040
Argo Group International Holdings Ltd.	806	26,267
Assured Guaranty Ltd.	3,162	69,469
Baldwin & Lyons, Inc., Class B	225	5,420
Citizens, Inc.*	866	5,984
CNA Surety Corp.*	474	8,432
Conseco, Inc.*	6,535	40,648
Crawford & Co., Class B*	338	1,376
Delphi Financial Group, Inc., Class A	1,142	28,733
Donegal Group, Inc., Class A	283	4,106
Eastern Insurance Holdings, Inc.	147	1,491
eHealth, Inc.*	520	8,190
EMC Insurance Group, Inc.	100	2,252
Employers Holdings, Inc.	1,182	17,553
Enstar Group Ltd.*	174	12,034
FBL Financial Group, Inc., Class A	327	8,005
First Acceptance Corp.*	371	757
First Mercury Financial Corp.	301	3,922
Flagstone Reinsurance Holdings Ltd.	1,041	11,930
FPIC Insurance Group, Inc.*	252	6,832
Greenlight Capital Re Ltd., Class A*	728	19,423
Hallmark Financial Services, Inc.*	355	3,195
Harleysville Group, Inc.	365	12,322
Horace Mann Educators Corp.	1,009	15,196
Independence Holding Co.	123	1,167
Infinity Property & Casualty Corp.	325	14,768
Kansas City Life Insurance Co.	73	2,305
Life Partners Holdings, Inc.#	211	4,678
Maiden Holdings Ltd.	1,268	9,370
Max Capital Group Ltd.	1,214	27,910
Meadowbrook Insurance Group, Inc.	1,541	12,174
Mercer Insurance Group, Inc.	103	1,854
MGIC Investment Corp.*#	3,133	34,369
Montpelier Re Holdings Ltd.	2,101	35,318
National Interstate Corp.	102	2,112
National Western Life Insurance Co., Class A	53	9,771
NYMAGIC, Inc.	70	1,486
Platinum Underwriters Holdings Ltd.	1,323	49,057
PMA Capital Corp., Class A*	815	5,004
Presidential Life Corp.	510	5,085
Primus Guaranty Ltd.*	370	1,554
ProAssurance Corp.*	855	50,052
Radian Group, Inc.	2,030	31,749
RLI Corp.#	461	26,286
Safety Insurance Group, Inc.	363	13,674
SeaBright Insurance Holdings, Inc.	644	7,090
Selective Insurance Group	1,286	21,348
State Auto Financial Corp.	376	6,749

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Stewart Information Services Corp.	508	$7,010
The Navigators Group, Inc.*	295	11,602
The Phoenix Cos., Inc.*	2,523	6,106
The PMI Group, Inc.*	1,982	10,742
Tower Group, Inc.	1,098	24,343
United America Indemnity Ltd., Class A*	847	8,106
United Fire & Casualty Co.	562	10,110
Universal American Corp.*	680	10,472
Universal Insurance Holdings, Inc.	251	1,270
Zenith National Insurance Corp.	972	37,247

		867,683

Internet — 2.5%
1-800-Flowers.com, Inc., Class A*	737	1,850
AboveNet, Inc.*	328	16,639
ActivIdentity Corp.*	828	2,352
Ancestry.com, Inc.*	200	3,390
Archipelago Learning, Inc.*	202	2,945
Art Technology Group, Inc.*	3,998	17,631
AsiaInfo Holdings, Inc.*	779	20,628
Blue Coat Systems, Inc.*	1,020	31,661
Blue Nile, Inc.*#	339	18,652
Chordiant Software, Inc.*	900	4,563
Cogent Communications Group, Inc.*	1,219	12,690
comScore, Inc.*	610	10,181
Constant Contact, Inc.*#	590	13,700
CyberSource Corp.*	1,714	30,235
DealerTrack Holdings, Inc.*	945	16,141
Dice Holdings, Inc.*	263	1,999
Digital River, Inc.*	943	28,573
drugstore.com, Inc.*	2,069	7,386
EarthLink, Inc.	2,624	22,409
ePlus, Inc.*	74	1,299
eResearchTechnology, Inc.*	950	6,565
Global Sources Ltd.*	522	3,398
GSI Commerce, Inc.*	805	22,274
Health Grades, Inc.*	438	2,786
Imergent, Inc.	160	1,077
Infospace, Inc.*	923	10,199
Internap Network Services Corp.*	1,321	7,398
Internet Brands, Inc., Class A*	666	6,141
Internet Capital Group, Inc.*	828	6,997
Ipass, Inc.*	932	1,072
j2 Global Communications, Inc.*	1,174	27,472
Keynote Systems, Inc.	228	2,597
Limelight Networks, Inc.*	572	2,094
Lionbridge Technologies, Inc.*	1,643	5,964
Liquidity Services, Inc.*	400	4,616
LoopNet, Inc.*	410	4,608
MercadoLibre, Inc.*	636	30,662
ModusLink Global Solutions, Inc.*	1,045	8,809
Move, Inc.*	4,416	9,229
NIC, Inc.	1,229	9,672
NutriSystem, Inc.#	837	14,907
Online Resources Corp.*	473	1,906
OpenTable, Inc.*	56	2,135
Openwave Systems, Inc.*	2,214	5,092

	Number of Shares	Value†

Internet — (continued)
Orbitz Worldwide, Inc.*	976	$6,939
Overstock.com, Inc.*#	371	6,029
PC-Tel, Inc.*	528	3,263
Perficient, Inc.*	645	7,269
QuinStreet, Inc.*	315	5,358
Rackspace Hosting, Inc.*	1,663	31,148
RealNetworks, Inc.*	2,168	10,471
S1 Corp.*	1,167	6,885
Saba Software, Inc.*#	452	2,237
Safeguard Scientifics, Inc.*	450	5,850
Sapient Corp.	2,248	20,547
Shutterfly, Inc.*	568	13,683
SonicWALL, Inc.*	1,444	12,548
Sourcefire, Inc.*	570	13,082
Stamps.com, Inc.*	157	1,586
support.com, Inc.*	1,339	4,379
TechTarget, Inc.*	262	1,370
TeleCommunication Systems, Inc., Class A*#	1,246	9,133
Terremark Worldwide, Inc.*	1,326	9,295
The Knot, Inc.*	759	5,935
TIBCO Software, Inc.*	4,312	46,526
Travelzoo, Inc.*#	111	1,666
U.S. Auto Parts Network, Inc.*	338	2,542
United Online, Inc.	2,255	16,867
ValueClick, Inc.*	2,164	21,943
VASCO Data Security International, Inc.*	728	6,006
Vitacost.com, Inc.*	327	3,940
Vocus, Inc.*	481	8,201
Web.com Group, Inc.*	600	3,270
Websense, Inc.*	1,099	25,024
Zix Corp.*	1,148	2,652

		778,238

Investment Companies — 0.9%
Allied Capital Corp.*	4,493	22,330
American Capital Ltd.*	6,896	35,032
Ampal American Israel Corp. Class A*	325	903
Apollo Investment Corp.	4,383	55,796
Ares Capital Corp.	3,270	48,527
BlackRock Kelso Capital Corp.	374	3,725
Capital Southwest Corp.	72	6,543
Fifth Street Finance Corp.	1,074	12,469
Gladstone Capital Corp.	512	6,042
Gladstone Investment Corp.	749	4,479
Harris & Harris Group, Inc.*	862	3,974
Hercules Technology Growth Capital, Inc.	795	8,419
Kohlberg Capital Corp.#	352	1,992
Main Street Capital Corp.	234	3,653
MCG Capital Corp.*	1,854	9,659
Medallion Financial Corp.	248	1,974
MVC Capital, Inc.	586	7,952
NGP Capital Resources Co.	551	4,695
PennantPark Investment Corp.	600	6,216
Prospect Capital Corp.#	1,633	19,841
Solar Capital Ltd.	191	4,038
TICC Capital Corp.	499	3,288

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Investment Companies — (continued)
Triangle Capital Corp.	251	$3,524

		275,071

Iron & Steel — 0.0%
China Precision Steel, Inc.*#	373	783
General Steel Holdings, Inc.*#	485	1,994
Sutor Technology Group Ltd.*	168	487
Universal Stainless & Alloy Products, Inc.*	133	3,191

		6,455

Leisure Time — 0.5%
Ambassadors Group, Inc.	407	4,497
Brunswick Corp.	2,222	35,485
Callaway Golf Co.#	1,657	14,615
Interval Leisure Group, Inc.*	1,016	14,793
Life Time Fitness, Inc.*#	994	27,931
Marine Products Corp.*	160	960
Multimedia Games, Inc.*	470	1,833
Polaris Industries, Inc.#	795	40,672
Town Sports International Holdings, Inc.*	249	974
Universal Travel Group*	381	3,776

		145,536

Lodging — 0.3%
Ameristar Casinos, Inc.#	705	12,845
Gaylord Entertainment Co.*#	1,002	29,349
Marcus Corp.	433	5,625
Monarch Casino & Resort, Inc.*	185	1,580
Morgans Hotel Group Co.*	394	2,525
Orient-Express Hotels Ltd., Class A*	2,244	31,820
Red Lion Hotels Corp.*	264	1,906

		85,650

Machinery—Construction & Mining — 0.0%
Astec Industries, Inc.*#	429	12,424

Machinery—Diversified — 1.1%
Alamo Group, Inc.	217	4,338
Albany International Corp., Class A	632	13,607
Altra Holdings, Inc.*	603	8,279
Applied Industrial Technologies, Inc.	1,111	27,608
Briggs & Stratton Corp.	1,236	24,102
Cascade Corp.	228	7,344
Chart Industries, Inc.*	771	15,420
Cognex Corp.	994	18,379
Columbus McKinnon Corp.*	485	7,697
Duoyuan Printing, Inc.*	300	3,240
DXP Enterprises, Inc.*	122	1,558
Flow International Corp.*	1,208	3,636
Hurco Cos., Inc.*	192	3,231
Intermec, Inc.*	1,535	21,766
Intevac, Inc.*	541	7,477
iRobot Corp.*	497	7,535
Kadant, Inc.*	299	4,309
Lindsay Corp.	366	15,156
Middleby Corp.*#	431	24,821
NACCO Industries, Inc., Class A	122	9,046
Nordson Corp.	865	58,751
Raser Technologies, Inc.*#	738	738

	Number of Shares	Value†

Machinery - Diversified — (continued)
Robbins & Myers, Inc.	633	$15,078
Sauer-Danfoss, Inc.*	319	4,236
Tecumseh Products Co., Class A*	413	5,067
Tennant Co.	445	12,189
The Gorman-Rupp Co.#	321	8,166
Twin Disc, Inc.	235	2,872

		335,646

Media — 0.4%
Acacia Research—Acacia Technologies*	738	7,993
Belo Corp., Class A#	2,260	15,413
CKX, Inc.*	1,310	8,030
Courier Corp.	247	4,078
Crown Media Holdings, Inc. Class A*#	217	417
DG FastChannel, Inc.*	557	17,796
Dolan Media, Co.*	693	7,533
EW Scripps Co. Class A*	884	7,470
Fisher Communications, Inc.*	100	1,410
Journal Communications, Inc., Class A*	884	3,713
LIN TV Corp. Class A*	472	2,714
LodgeNet Interactive Corp.*	717	4,997
Martha Stewart Living Omnimedia, Inc., Class A*	562	3,136
Mediacom Communications Corp., Class A*	921	5,480
Outdoor Channel Holdings, Inc.*	526	3,466
Playboy Enterprises, Inc. Class B*#	360	1,318
PRIMEDIA, Inc.	292	1,004
Scholastic Corp.	566	15,848
Sinclair Broadcast Group, Inc., Class A*	1,117	5,674
Value Line, Inc.	23	531
World Wrestling Entertainment, Inc., Class A	533	9,221

		127,242

Metal Fabricate/Hardware — 0.7%
A.M. Castle & Co.*	435	5,690
Ampco-Pittsburgh Corp.	214	5,311
CIRCOR International, Inc.	435	14,446
Dynamic Materials Corp.	290	4,530
Furmanite Corp.*	1,154	5,989
Hawk Corp.*	103	2,008
Haynes International, Inc.	275	9,771
Kaydon Corp.	878	33,013
L.B. Foster Co., Class A*	266	7,685
Ladish Co., Inc.*	347	6,996
Lawson Products, Inc.	56	866
Mueller Industries, Inc.	979	26,227
Mueller Water Products, Inc., Class A	3,892	18,604
North American Galvanizing & Coating, Inc.*	240	1,334
Northwest Pipe Co.*	183	3,999
Olympic Steel, Inc.	231	7,542
Omega Flex, Inc.	59	620
RBC Bearings, Inc.*	588	18,740
RTI International Metals, Inc.*#	794	24,082
Sun Hydraulics Corp.#	306	7,950
The Eastern Co.	108	1,462

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — (continued)
Worthington Industries, Inc.	1,469	$25,399

		232,264

Mining — 0.7%
Allied Nevada Gold Corp.*	1,364	22,601
AMCOL International Corp.#	598	16,266
Brush Engineered Materials, Inc.*	557	12,571
Century Aluminum Co.*	1,454	20,007
Coeur d’Alene Mines Corp.*#	2,048	30,679
General Moly, Inc.*	1,499	4,977
Hecla Mining Co.*#	5,790	31,671
Horsehead Holding Corp.*	1,183	14,007
Kaiser Aluminum Corp.#	416	16,045
Paramount Gold and Silver Corp.*#	2,368	3,292
Stillwater Mining Co.*	1,056	13,707
United States Lime & Minerals, Inc.*	29	1,121
Uranerz Energy Corp.*#	862	1,603
Uranium Energy Corp.*#	1,407	4,531
US Gold Corp.*	2,023	5,462
USEC, Inc.*#	2,904	16,756

		215,296

Miscellaneous Manufacturing — 1.7%
A. O. Smith Corp.	575	30,228
Actuant Corp., Class A	1,684	32,922
Acuity Brands, Inc.	1,115	47,064
American Railcar Industries, Inc.	300	3,648
Ameron International Corp.	233	14,653
AZZ, Inc.	305	10,324
Barnes Group, Inc.	1,165	22,659
Blount International, Inc.*	1,000	10,360
Ceradyne, Inc.*	622	14,113
Chase Corp.	117	1,477
China Fire & Security Group, Inc.*#	300	3,891
CLARCOR, Inc.	1,279	44,113
Colfax Corp.*	655	7,709
Eastman Kodak Co.*#	6,967	40,339
EnPro Industries, Inc.*	466	13,551
ESCO Technologies, Inc.	634	20,168
Federal Signal Corp.	1,247	11,235
FreightCar America, Inc.	270	6,523
GP Strategies Corp.*	296	2,475
Griffon Corp.*	1,156	14,404
Hexcel Corp.*	2,377	34,324
John Bean Technologies Corp.	684	11,997
Koppers Holdings, Inc.	553	15,661
LSB Industries, Inc.*	504	7,681
Matthews International Corp., Class A	762	27,051
Metabolix, Inc.*	490	5,968
Movado Group, Inc.*	360	4,061
Myers Industries, Inc.	725	7,598
NL Industries, Inc.	90	772
PMFG, Inc.*	286	3,784
Polypore International, Inc.*	529	9,236
Portec Rail Products, Inc.	129	1,499
Raven Industries, Inc.	388	11,442
Smith & Wesson Holding Corp.*	1,279	4,835
Standex International Corp.	300	7,731

	Number of Shares	Value†

Miscellaneous Manufacturing — (continued)
STR Holdings, Inc.*	325	$7,638
Sturm Ruger & Co., Inc.#	419	5,024
Tredegar Corp.	718	12,263
Trimas Corp.*	295	1,915

		532,336

Office Furnishings — 0.3%
Herman Miller, Inc.	1,332	24,056
HNI Corp.	1,100	29,293
Interface, Inc., Class A	1,318	15,262
Knoll, Inc.	1,228	13,815
Steelcase, Inc. Class A	1,774	11,478

		93,904

Oil & Gas — 2.0%
Alon USA Energy, Inc.#	152	1,102
Apco Oil and Gas International, Inc.	258	6,981
Approach Resources, Inc.*	341	3,096
Arena Resources, Inc.*	987	32,966
Atlas Energy, Inc.*	1,743	54,242
ATP Oil & Gas Corp.*#	1,013	19,055
Berry Petroleum Co., Class A	1,288	36,270
Bill Barrett Corp.*	991	30,434
BPZ Resources, Inc.*	2,483	18,250
Brigham Exploration Co.*	2,572	41,023
Bronco Drilling Co., Inc.*	676	3,177
Carrizo Oil & Gas, Inc.*#	663	15,216
Cheniere Energy, Inc.*	1,430	4,419
Clayton Williams Energy, Inc.*	117	4,093
Contango Oil & Gas Co.*	294	15,038
CREDO Petroleum Corp.*	134	1,325
CVR Energy, Inc.*	529	4,629
Delek US Holdings, Inc.	198	1,441
Delta Petroleum Corp.*#	5,239	7,387
Endeavour International Corp.*	3,364	4,272
FX Energy, Inc.*	1,189	4,078
Georesources, Inc.*	257	3,924
GMX Resources, Inc.*	706	5,803
Goodrich Petroleum Corp.*#	581	9,087
Gran Tierra Energy, Inc.*	5,334	31,471
Gulfport Energy Corp.*	563	6,328
Harvest Natural Resources, Inc.*	746	5,617
Hercules Offshore, Inc.*	3,005	12,952
Isramco, Inc.*	21	1,377
McMoran Exploration Co.*#	2,136	31,250
Northern Oil & Gas, Inc.*	893	14,154
Oilsands Quest Sask, Inc.*	4,771	3,527
Panhandle Oil and Gas, Inc., Class A	217	5,128
Parker Drilling Co.*	2,702	13,321
Penn Virginia Corp.	1,191	29,180
Petroleum Development Corp.*	513	11,886
Petroquest Energy, Inc.*	1,239	6,232
Pioneer Drilling Co.*	1,050	7,392
PrimeEnergy Corp.*	15	404
Rex Energy Corp.*	737	8,394
Rosetta Resources, Inc.*	1,290	30,380
Stone Energy Corp.*	1,003	17,803
SulphCo, Inc.*#	929	269

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Swift Energy Co.*	921	$28,312
Toreador Resources Corp.*	500	4,090
Vaalco Energy, Inc.	1,330	6,570
Vantage Drilling Co.*	1,590	2,353
Venoco, Inc.*	386	4,952
W&T Offshore, Inc.#	762	6,401
Warren Resources, Inc.*	1,827	4,604
Western Refining, Inc.*#	837	4,604
Zion Oil & Gas, Inc.*#	268	1,659

		627,918

Oil & Gas Services — 1.0%
Allis-Chalmers Energy, Inc.*	1,588	5,622
Basic Energy Services, Inc.*	588	4,533
Bolt Technology Corp.*	135	1,527
Boots & Coots, Inc.*	2,411	5,859
Cal Dive International, Inc.*	989	7,249
CARBO Ceramics, Inc.#	470	29,300
Complete Production Services, Inc.*#	1,566	18,087
Dawson Geophysical Co.*	215	6,287
Dril-Quip, Inc.*	753	45,813
Geokinetics, Inc.*	168	1,211
Global Industries Ltd.*	2,513	16,133
Gulf Island Fabrication, Inc.	284	6,177
Hornbeck Offshore Services, Inc.*	517	9,601
ION Geophysical Corp.*	2,707	13,318
Key Energy Services, Inc.*	3,022	28,860
Lufkin Industries, Inc.	389	30,789
Matrix Service Co.*	587	6,316
Natural Gas Services Group, Inc.*	294	4,666
Newpark Resources, Inc.*	2,312	12,138
OYO Geospace Corp.*	88	4,207
RPC, Inc.	661	7,357
Superior Well Services, Inc.*#	473	6,329
T-3 Energy Services, Inc.*	280	6,877
Tetra Technologies, Inc.*	1,916	23,414
TGC Industries, Inc.*	256	1,034
Union Drilling, Inc.*	183	1,127
Willbros Group, Inc.*	972	11,674

		315,505

Packaging and Containers — 0.4%
AEP Industries, Inc.*	138	3,591
BWAY Holding Co.*	207	4,161
Graham Packaging Co., Inc.*	506	6,350
Graphic Packaging Holding Co.*	2,687	9,700
Rock-Tenn Co., Class A#	994	45,296
Silgan Holdings, Inc.	694	41,800

		110,898

Pharmaceuticals — 2.4%
Acura Pharmaceuticals, Inc.*	153	825
Adolor Corp.*	659	1,186
Akorn, Inc.*	1,018	1,558
Alkermes, Inc.*	2,326	30,168
Allos Therapeutics, Inc.*	1,815	13,485
Amicus Therapeutics, Inc.*	269	858
Ardea Biosciences, Inc.*	326	5,953

	Number of Shares	Value†

Pharmaceuticals — (continued)
Array Biopharma, Inc.*	1,548	$4,242
Auxilium Pharmaceuticals, Inc.*	1,165	36,301
AVANIR Pharmaceuticals, Inc. Class A*	2,077	4,819
AVI BioPharma, Inc.*	2,368	2,818
Biodel, Inc.*	284	1,213
BioDelivery Sciences International, Inc.*	184	705
BioScrip, Inc.*	911	7,270
Biospecifics Technologies Corp.*	69	1,915
Cadence Pharmaceuticals, Inc.*#	614	5,606
Caraco Pharmaceutical Laboratories Ltd.*#	228	1,366
Catalyst Health Solutions, Inc.*	954	39,476
China Sky One Medical, Inc.*	217	3,409
Clarient, Inc.*	537	1,407
Cornerstone Therapeutics, Inc.*	127	806
Cumberland Pharmaceuticals, Inc.*	160	1,685
Cypress Bioscience, Inc.*	790	3,871
Cytori Therapeutics, Inc.*#	810	3,694
Depomed, Inc.*	1,183	4,200
Durect Corp.*	1,856	5,587
Dyax Corp.*#	1,720	5,865
Hemispherx Biopharma, Inc.*	2,639	1,953
Hi-Tech Pharmacal Co, Inc.*#	255	5,646
Idenix Pharmaceuticals, Inc.*	593	1,672
Impax Laboratories, Inc.*	1,593	28,483
Infinity Pharmaceuticals, Inc.*	328	2,001
Inspire Pharmaceuticals, Inc.*	1,617	10,090
Ironwood Pharmaceuticals, Inc.*	561	7,639
Isis Pharmaceuticals, Inc.*	2,459	26,852
ISTA Pharmaceuticals, Inc.*	584	2,377
Javelin Pharmaceuticals, Inc.*#	813	1,049
KV Pharmaceutical Co., Class A*#	596	1,049
Lannett Co, Inc.*#	197	837
Mannatech, Inc.	300	1,002
MannKind Corp.*#	1,404	9,210
MAP Pharmaceuticals, Inc.*	200	3,178
Matrixx Initiatives, Inc.*	192	973
Medicis Pharmaceutical Corp., Class A	1,531	38,520
Medivation, Inc.*#	764	8,014
MiddleBrook Pharmaceuticals, Inc.*#	572	172
Myriad Pharmaceuticals, Inc.*	757	3,422
Nabi Biopharmaceuticals*	1,213	6,635
Nektar Therapeutics*	2,333	35,485
Neogen Corp.*	468	11,747
Neurocrine Biosciences, Inc.*	1,577	4,021
NeurogesX, Inc.*	199	1,871
Nutraceutical International Corp.*	196	2,928
Obagi Medical Products, Inc.*	451	5,493
Omega Protein Corp.*	361	2,076
Onyx Pharmaceuticals, Inc.*	1,528	46,268
Opko Health, Inc.*	776	1,536
Optimer Pharmaceuticals, Inc.*#	795	9,763
Orexigen Therapeutics, Inc.*#	588	3,463
Osiris Therapeutics, Inc.*	373	2,760
OXiGENE, Inc.*#	539	663
Pain Therapeutics, Inc.*	779	4,884
Par Pharmaceutical Cos., Inc.*	901	22,345

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Pharmasset, Inc.*	586	$15,705
PharMerica Corp.*	720	13,118
Poniard Pharmaceuticals, Inc.*#	415	477
Pozen, Inc.*	702	6,725
Progenics Pharmaceuticals, Inc.*	801	4,269
Questcor Pharmaceuticals, Inc.*	1,581	13,012
Repros Therapeutics, Inc.*	181	122
Rigel Pharmaceuticals, Inc.*	1,390	11,078
Salix Pharmaceuticals Ltd.*	1,401	52,187
Santarus, Inc.*	1,297	6,978
Savient Pharmaceuticals, Inc.*#	1,652	23,871
Schiff Nutrition International, Inc.#	157	1,284
Sciclone Pharmaceuticals, Inc.*	677	2,390
SIGA Technologies, Inc.*	685	4,542
Spectrum Pharmaceuticals, Inc.*#	1,214	5,597
Sucampo Pharmaceuticals, Inc., Class A*	171	610
Synta Pharmaceuticals Corp.*	721	3,107
Synutra International, Inc.*#	411	9,293
Theravance, Inc.*	1,847	24,602
USANA Health Sciences, Inc.*#	124	3,895
Vanda Pharmaceuticals, Inc.*	741	8,551
Viropharma, Inc.*	1,956	26,660
Vivus, Inc.*#	2,151	18,757
XenoPort, Inc.*	727	6,732

		769,927

Pipelines — 0.0%
Crosstex Energy, Inc.*	964	8,377

Real Estate — 0.1%
Avatar Holdings, Inc.*	195	4,239
Consolidated-Tomoka Land Co.	124	3,907
Forestar Real Estate Group, Inc.*	963	18,182
Hilltop Holdings, Inc.*	1,092	12,831
Terreno Realty Corp.*	275	5,426
United Capital Corp.*	36	854

		45,439

Retail — 5.5%
99 Cents Only Stores*	1,186	19,332
AFC Enterprises*	559	5,998
America’s Car-Mart, Inc.*	244	5,885
AnnTaylor Stores Corp.*#	1,451	30,036
Asbury Automotive Group, Inc.*	849	11,292
Bebe Stores, Inc.	717	6,381
Benihana, Inc. Class A*#	247	1,606
Big 5 Sporting Goods Corp.	581	8,843
BJ’s Restaurants, Inc.*#	524	12,209
Bob Evans Farms, Inc.	810	25,037
Books-A-Million, Inc.	149	1,079
Borders Group, Inc.*	839	1,443
Brown Shoe Co., Inc.	1,054	16,316
Buffalo Wild Wings, Inc.*#	447	21,505
Build-A-Bear Workshop, Inc.*	260	1,851
Cabela’s, Inc.*#	986	17,245
California Pizza Kitchen, Inc.*	532	8,932
Caribou Coffee Co., Inc.*#	205	1,357
Carrols Restaurant Group, Inc.*	213	1,448

	Number of Shares	Value†

Retail — (continued)
Casey’s General Stores, Inc.	1,320	$41,448
Cash America International, Inc.	725	28,623
CEC Entertainment, Inc.*	610	23,235
Charming Shoppes, Inc.*	2,909	15,883
Christopher & Banks Corp.	1,037	8,296
Citi Trends, Inc.*	403	13,073
CKE Restaurants, Inc.	1,278	14,147
Coldwater Creek, Inc.*#	1,491	10,348
Collective Brands, Inc.*	1,668	37,930
Conn’s, Inc.*	144	1,128
Cracker Barrel Old Country Store, Inc.	562	26,066
Denny’s Corp.*	2,152	8,264
Destination Maternity Corp.*	89	2,284
Dillard’s, Inc., Class A	1,341	31,648
DineEquity, Inc.*#	471	18,619
Domino’s Pizza, Inc.*	966	13,176
Dress Barn, Inc.*	1,628	42,588
DSW, Inc., Class A*#	306	7,812
Einstein Noah Restaurant Group, Inc.*	84	1,021
Ezcorp, Inc., Class A*	1,110	22,866
First Cash Financial Services, Inc.*	577	12,446
Fred’s, Inc., Class A	1,098	13,154
Frisch’s Restaurants, Inc.	43	950
Fuqi International, Inc.*#	261	2,845
Gaiam, Inc., Class A	287	2,382
Genesco, Inc.*	595	18,451
Group 1 Automotive, Inc.*	607	19,339
Gymboree Corp.*	759	39,187
Haverty Furniture Cos., Inc.	450	7,344
hhgregg, Inc.*#	284	7,168
Hibbett Sports, Inc.*	723	18,494
Hot Topic, Inc.*	995	6,468
HSN, Inc.*	1,040	30,618
J. Crew Group, Inc.*#	1,296	59,486
Jack in the Box, Inc.*	1,398	32,923
Jo-Ann Stores, Inc.*	653	27,413
Jos. A. Bank Clothiers, Inc.*#	483	26,396
Kenneth Cole Productions, Inc., Class A*	158	2,024
Kirkland’s, Inc.*	327	6,867
Krispy Kreme Doughnuts, Inc.*	1,322	5,314
Landry’s Restaurants, Inc.*#	167	2,993
Lithia Motors, Inc. Class A*#	494	3,162
Liz Claiborne, Inc.*#	2,439	18,122
Luby’s, Inc.*	300	1,182
Lululemon Athletica, Inc.*	1,030	42,745
Lumber Liquidators Holdings, Inc.*	333	8,881
McCormick & Schmick’s Seafood Restaurants, Inc.*	268	2,699
New York & Co., Inc.*	583	2,793
Nu Skin Enterprises, Inc., Class A	1,287	37,452
O’Charleys, Inc.*	486	4,345
OfficeMax, Inc.*	1,874	30,771
Pacific Sunwear of California, Inc.*	1,860	9,877
Papa John’s International, Inc.*	521	13,395
PC Connection, Inc.*	165	1,023
PC Mall, Inc.*	178	901

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
PetMed Express, Inc.#	613	$13,590
PF Chang’s China Bistro, Inc.*	624	27,537
Pier 1 Imports, Inc.*	3,079	19,613
Pricesmart, Inc.	431	10,021
Red Robin Gourmet Burgers, Inc.*	436	10,656
Regis Corp.	1,501	28,039
Retail Ventures, Inc.*	644	6,124
Rex Stores Corp.*	192	3,110
Ruby Tuesday, Inc.*	1,613	17,049
Rue21, Inc.*	179	6,206
Rush Enterprises, Inc., Class A*	835	11,030
Ruth’s Hospitality Group, Inc.*	1,295	6,863
Saks, Inc.*	3,135	26,961
Sally Beauty Holdings, Inc.*	2,495	22,255
Shoe Carnival, Inc.*	239	5,464
Sonic Automotive, Inc., Class A*	868	9,548
Sonic Corp.*	1,532	16,929
Sport Supply Group, Inc.	174	2,339
Stage Stores, Inc.	981	15,098
Stein Mart, Inc.*	761	6,872
Steinway Musical Instruments, Inc.*	125	2,354
Susser Holdings Corp.*	100	845
Syms Corp.*	133	1,325
Systemax, Inc.#	262	5,696
Talbots, Inc.*#	594	7,698
Texas Roadhouse, Inc.*	1,270	17,640
The Buckle, Inc.#	674	24,776
The Cato Corp., Class A	705	15,115
The Cheesecake Factory*	1,503	40,671
The Children’s Place Retail Stores, Inc.*	597	26,596
The Finish Line, Inc., Class A	1,071	17,479
The Men’s Wearhouse, Inc.	1,281	30,667
The Pantry, Inc.*	554	6,919
The Pep Boys - Manny, Moe, & Jack	1,277	12,834
The Steak N Shake Co.*	33	12,582
The Wet Seal, Inc., Class A*	2,304	10,967
Tractor Supply Co.	926	53,754
Tuesday Morning Corp.*	829	5,463
Ulta Salon Cosmetics & Fragrance, Inc.*	662	14,974
Vitamin Shoppe, Inc.*	200	4,490
West Marine, Inc.*	264	2,864
World Fuel Services Corp.	1,470	39,161
Zale Corp.*#	458	1,255
Zumiez, Inc.*	503	10,306

		1,717,595

Savings & Loans — 0.8%
Abington Bancorp, Inc.	667	5,269
Astoria Financial Corp.	2,101	30,464
BankFinancial Corp.	509	4,668
Beneficial Mutual Bancorp, Inc.*	849	8,049
Berkshire Hills Bancorp, Inc.	302	5,536
Brookline Bancorp, Inc.	1,435	15,268
Brooklyn Federal Bancorp, Inc.#	61	512
Cape Bancorp, Inc.*	213	1,719
Chicopee Bancorp, Inc.*	120	1,524
Clifton Savings Bancorp, Inc.	150	1,391

	Number of Shares	Value†

Savings & Loans — (continued)
Danvers Bancorp, Inc.	480	$6,638
Dime Community Bancshares	630	7,957
ESB Financial Corp.#	162	2,088
ESSA Bancorp, Inc.	419	5,254
First Defiance Financial Corp.	146	1,478
First Financial Holdings, Inc.	419	6,310
First Financial Northwest, Inc.	304	2,076
Flagstar Bancorp, Inc.*#	1,400	840
Flushing Financial Corp.	738	9,343
Fox Chase Bancorp, Inc.*	113	1,222
Home Bancorp, Inc.*	161	2,254
Home Federal Bancorp, Inc.	453	6,573
Investors Bancorp, Inc.*	1,156	15,259
K-Fed Bancorp#	87	776
Kearny Financial Corp.	452	4,714
Kentucky First Federal Bancorp#	96	1,007
Legacy Bancorp, Inc.	137	1,300
Meridian Interstate Bancorp, Inc.*	139	1,446
NASB Financial, Inc.	55	1,272
NewAlliance Bancshares, Inc.	2,636	33,266
Northeast Community Bancorp, Inc.	119	856
Northfield Bancorp, Inc.#	423	6,125
OceanFirst Financial Corp.	327	3,715
Oritani Financial Corp.	279	4,484
Provident Financial Services, Inc.	1,602	19,064
Provident New York Bancorp	851	8,067
Prudential Bancorp, Inc. of Pennsylvania	82	692
Rockville Financial, Inc.	152	1,853
Roma Financial Corp.	126	1,580
Territorial Bancorp, Inc.	343	6,527
United Financial Bancorp, Inc.	440	6,151
ViewPoint Financial Group	262	4,247
Waterstone Financial, Inc.*	155	561
Westfield Financial, Inc.	684	6,286
WSFS Financial Corp.	157	6,123

		261,804

Semiconductors — 2.6%
Actel Corp.*	598	8,282
Advanced Analogic Technologies, Inc.*	1,225	4,275
Amkor Technology, Inc.*#	2,611	18,460
Anadigics, Inc.*	1,379	6,702
Applied Micro Circuits Corp.*	1,658	14,309
ATMI, Inc.*	848	16,375
Brooks Automation, Inc.*	1,564	13,794
Cabot Microelectronics Corp.*#	561	21,223
Cavium Networks, Inc.*#	901	22,399
CEVA, Inc.*	481	5,608
Cirrus Logic, Inc.*	1,530	12,837
Cohu, Inc.	604	8,317
Diodes, Inc.*	853	19,107
DSP Group, Inc.*	557	4,640
Emcore Corp.*	1,286	1,556
Emulex Corp.*	2,044	27,144
Entegris, Inc.*	3,370	16,985
Entropic Communications, Inc.*	1,466	7,447
Exar Corp.*	732	5,161

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
FormFactor, Inc.*	1,307	$23,212
GSI Technology, Inc.*	359	1,673
Hittite Microwave Corp.*	566	24,887
IXYS Corp.*	566	4,834
Kopin Corp.*	1,507	5,576
Kulicke & Soffa Industries, Inc.*	1,649	11,955
Lattice Semiconductor Corp.*	3,024	11,098
Micrel, Inc.	1,245	13,272
Microsemi Corp.*	2,115	36,674
Microtune, Inc.*	1,578	4,308
MIPS Technologies, Inc.*	1,139	5,080
MKS Instruments, Inc.*	1,301	25,487
Monolithic Power Systems, Inc.*	853	19,022
Netlogic Microsystems, Inc.*	1,152	33,903
Omnivision Technologies, Inc.*	1,203	20,668
Pericom Semiconductor Corp.*	646	6,919
Photronics, Inc.*#	1,192	6,067
PLX Technology, Inc.*	960	5,059
Power Integrations, Inc.	595	24,514
Rubicon Technology, Inc.*#	323	6,525
Rudolph Technologies, Inc.*	699	5,990
Semtech Corp.*	1,509	26,302
Sigma Designs, Inc.*#	759	8,903
Silicon Image, Inc.*	2,239	6,762
Skyworks Solutions, Inc.*	4,304	67,142
Standard Microsystems Corp.*	546	12,711
Supertex, Inc.*#	260	6,653
Techwell, Inc.*	403	7,536
Tessera Technologies, Inc.*	1,210	24,539
TriQuint Semiconductor, Inc.*	3,669	25,683
Ultratech, Inc.*	632	8,595
Veeco Instruments, Inc.*#	999	43,457
Virage Logic Corp.*	312	2,452
Volterra Semiconductor Corp.*#	588	14,759
White Electronic Designs Corp.*	700	4,900
Zoran Corp.*	1,215	13,073

		804,811

Shipbuilding — 0.0%
Todd Shipyards Corp.	104	1,709
Software — 3.7%
Accelrys, Inc.*	721	4,441
ACI Worldwide, Inc.*	936	19,291
Actuate Corp.*	940	5,255
Acxiom Corp.*	1,667	29,906
Advent Software, Inc.*#	410	18,348
American Reprographics Co.*	1,036	9,293
American Software, Inc., Class A	593	3,445
AMICAS, Inc.*	947	5,701
ArcSight, Inc.*#	504	14,188
Ariba, Inc.*	2,149	27,615
athenahealth, Inc.*#	879	32,136
Avid Technology, Inc.*	749	10,321
Blackbaud, Inc.	1,150	28,969
Blackboard, Inc.*	873	36,369
Bottomline Technologies, Inc.*	743	12,505

	Number of Shares	Value†

Software — (continued)
Bowne & Co., Inc.	995	$11,104
Callidus Software, Inc.*	448	1,626
China Information Security Technology, Inc.*	700	3,535
China TransInfo Technology Corp.*#	279	1,880
CommVault Systems, Inc.*	1,030	21,991
Computer Programs & Systems, Inc.#	306	11,958
Concur Technologies, Inc.*	1,022	41,912
CSG Systems International, Inc.*	881	18,466
Deltek, Inc.*	394	3,010
DemandTec, Inc.*	503	3,496
Digi International, Inc.*	657	6,990
DivX, Inc.*	963	6,895
Double-Take Software, Inc.*	465	4,143
Ebix, Inc.*#	636	10,157
Eclipsys Corp.*	1,387	27,574
Epicor Software Corp.*	1,134	10,841
EPIQ Systems, Inc.*	856	10,640
Fair Isaac Corp.	1,225	31,041
FalconStor Software, Inc.*	626	2,178
Global Defense Technology & Systems, Inc.*	100	1,340
GSE Systems, Inc.*	291	1,574
inContact, Inc.*	518	1,476
infoGROUP, Inc.*	816	6,365
Informatica Corp.*	2,245	60,301
InnerWorkings, Inc.*#	424	2,205
Innodata Isogen, Inc.*	395	1,600
Interactive Intelligence, Inc.*	297	5,551
JDA Software Group, Inc.*	850	23,647
Lawson Software, Inc.*#	3,415	22,573
Mantech International Corp., Class A*	539	26,319
MedAssets, Inc.*	1,048	22,008
Medidata Solutions, Inc.*	144	2,189
MicroStrategy, Inc., Class A*	241	20,502
Monotype Imaging Holdings, Inc.*	599	5,828
NetSuite, Inc.*	385	5,598
Omnicell, Inc.*	761	10,677
OPNET Technologies, Inc.	390	6,287
Parametric Technology Corp.*	2,991	53,988
PegaSystems, Inc.	430	15,910
Pervasive Software, Inc.*	284	1,437
Phase Forward, Inc.*	1,088	14,220
Phoenix Technologies Ltd.*	938	3,020
Progress Software Corp.*	979	30,770
PROS Holdings, Inc.*	529	5,227
QAD, Inc.*	229	1,202
Quality Systems, Inc.#	614	37,724
Quest Software, Inc.*	1,509	26,845
Renaissance Learning, Inc.	146	2,370
RightNow Technologies, Inc.*	500	8,930
Rosetta Stone, Inc.*	202	4,804
Schawk, Inc.	387	7,016
Seachange International, Inc.*	916	6,577
Smith Micro Software, Inc.*	776	6,860
SolarWinds, Inc.*	308	6,671

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Solera Holdings, Inc.#	1,787	$69,068
Synchronoss Technologies, Inc.*#	466	9,026
SYNNEX Corp.*	494	14,603
Take-Two Interactive Software, Inc.*#	2,244	22,103
Taleo Corp., Class A*	1,006	26,065
The Ultimate Software Group, Inc.*	611	20,132
THQ, Inc.*	1,761	12,345
Trident Microsystems, Inc.*	1,017	1,770
Tyler Technologies, Inc.*	743	13,924
Unica Corp.*	245	2,178
VeriFone Holdings, Inc.*	1,776	35,893

		1,173,938

Storage & Warehousing — 0.0%
Mobile Mini, Inc.*	871	13,492

Telecommunications — 3.5%
3Com Corp.*	9,944	76,469
Acme Packet, Inc.*	996	19,203
Adaptec, Inc.*	3,161	10,336
ADC Telecommunications, Inc.*	2,455	17,946
Adtran, Inc.#	1,438	37,891
Airvana, Inc.*	569	4,359
Alaska Communications Systems Group, Inc.#	1,247	10,126
Anaren, Inc.*	312	4,443
Anixter International, Inc.*	776	36,356
Applied Signal Technology, Inc.	296	5,796
Arris Group, Inc.*	3,090	37,111
Aruba Networks, Inc.*	1,488	20,326
Atheros Communications, Inc.*	1,687	65,304
Atlantic Tele-Network, Inc.	249	11,188
Aviat Networks, Inc.*	1,539	10,204
BigBand Networks, Inc.*	898	3,170
Black Box Corp.	454	13,965
Cbeyond, Inc.*#	668	9,138
Cincinnati Bell, Inc.*	5,437	18,540
Communications Systems, Inc.	120	1,552
Comtech Telecommunications Corp.*	745	23,833
Consolidated Communications Holdings, Inc.	570	10,807
CPI International, Inc.*	125	1,658
DigitalGlobe, Inc.*	345	9,643
EMS Technologies, Inc.*	323	5,362
Extreme Networks, Inc.*	1,947	5,977
General Communication, Inc., Class A*	986	5,689
GeoEye, Inc.*	503	14,838
Global Crossing Ltd.*#	803	12,165
Globecomm Systems, Inc.*	500	3,845
Harmonic, Inc.*	2,279	14,380
HickoryTech Corp.	239	2,110
Hughes Communications, Inc.*	250	6,962
Infinera Corp.*#	2,094	17,841
InterDigital, Inc.*#	1,101	30,674
Iowa Telecommunications Services, Inc.	836	13,961
IPG Photonics Corp.*	585	8,658
Ixia*	847	7,852

	Number of Shares	Value†

Telecommunications — (continued)
Knology, Inc.*	736	$9,892
KVH Industries, Inc.*	354	4,669
LogMeIn, Inc.*	147	3,041
Loral Space & Communications, Inc.*	246	8,640
MasTec, Inc.*	1,241	15,649
Netgear, Inc.*	863	22,524
Network Equipment Technologies, Inc.*#	925	5,097
Neutral Tandem, Inc.*#	826	13,199
Novatel Wireless, Inc.*	601	4,045
NTELOS Holdings Corp.	764	13,592
Oplink Communications, Inc.*	573	10,623
Opnext, Inc.*	580	1,369
PAETEC Holding Corp.*	3,123	14,616
Parkervision, Inc.*	453	770
Plantronics, Inc.#	1,271	39,757
Polycom, Inc.*	2,156	65,930
Powerwave Technologies, Inc.*#	3,225	4,031
Preformed Line Products Co.	45	1,717
Premiere Global Services, Inc.*	1,564	12,919
RCN Corp.*	967	14,582
RF Micro Devices, Inc.*	6,663	33,182
SAVVIS, Inc.*	922	15,213
Shenandoah Telecommunications Co.	606	11,393
ShoreTel, Inc.*	981	6,484
Sonus Networks, Inc.*	5,615	14,655
SureWest Communications*	251	2,156
Switch & Data Facilities Co., Inc.*	528	9,377
Sycamore Networks, Inc.	510	10,256
Symmetricom, Inc.*	959	5,591
Syniverse Holdings, Inc.*	1,680	32,710
Tekelec*	1,642	29,819
USA Mobility, Inc.*	512	6,487
Utstarcom, Inc.*#	2,530	7,059
Viasat, Inc.*#	784	27,134

		1,087,856

Textiles — 0.1%
G&K Services, Inc., Class A	480	12,422
Unifirst Corp.	377	19,416

		31,838

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.*	784	10,231
Leapfrog Enterprises, Inc.*	976	6,393
RC2 Corp.*	612	9,162

		25,786

Transportation — 1.5%
Air Transport Services Group, Inc.*	985	3,319
American Commercial Lines, Inc.*	247	6,200
Arkansas Best Corp.	607	18,137
Atlas Air Worldwide Holdings, Inc.*	548	29,071
Bristow Group, Inc.*	932	35,164
CAI International, Inc.*	160	1,971
Celadon Group, Inc.*	635	8,852
DHT Maritime, Inc.	1,126	4,414
Dynamex, Inc.*	225	3,870
Eagle Bulk Shipping, Inc.*	1,420	7,540

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Echo Global Logistics, Inc.*	200	$2,582
Forward Air Corp.	772	20,304
Genco Shipping & Trading Ltd.*#	616	13,004
General Maritime Corp.#	1,377	9,901
Genesee & Wyoming, Inc., Class A*	912	31,117
Golar LNG Ltd.*#	906	10,600
Gulfmark Offshore, Inc., Class A*	579	15,372
Heartland Express, Inc.#	1,341	22,127
Horizon Lines, Inc., Class A	703	3,824
HUB Group, Inc., Class A*	939	26,273
International Shipholding Corp.	141	4,144
Knight Transportation, Inc.	1,406	29,653
Knightsbridge Tankers Ltd.	374	6,336
Marten Transport Ltd.*	334	6,583
Nordic American Tanker Shipping	1,222	36,990
Old Dominion Freight Line, Inc.*	735	24,542
Pacer International, Inc.*	1,033	6,219
Patriot Transportation Holding, Inc.*	23	1,943
PHI, Inc.*	293	6,206
RailAmerica, Inc.*	556	6,561
Saia, Inc.*	474	6,579
Ship Finance International Ltd.#	1,084	19,252
Teekay Tankers Ltd., Class A#	193	2,426
Ultrapetrol (Bahamas) Ltd.*	435	2,388
Universal Truckload Services, Inc.*	100	1,758
USA Truck, Inc.*	140	2,262
Werner Enterprises, Inc.	1,123	26,020
YRC Worldwide, Inc.*#	28,630	15,569

		479,073

Trucking and Leasing — 0.1%
Aircastle Ltd.	1,296	12,273
Amerco, Inc.*	245	13,301
Greenbrier Cos., Inc.*#	347	3,821
TAL International Group, Inc.	393	7,852
Textainer Group Holdings Ltd.	239	5,150
Willis Lease Finance Corp.*	93	1,468

		43,865

Water — 0.3%
American States Water Co.	512	17,766
Artesian Resources Corp. Class A	113	1,996
California Water Service Group	544	20,460
Connecticut Water Service, Inc.	219	5,096
Consolidated Water Co., Inc.	312	4,237
Middlesex Water Co.	271	4,620
Pennichuck Corp.	78	1,834
Pico Holdings, Inc.*	610	22,686
SJW Corp.	288	7,321
Southwest Water Co.	711	7,423
York Water Co.	297	4,084

		97,523

TOTAL COMMON STOCKS (Cost $21,555,614)		24,217,377

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 5.4%
Apartments — 0.5%
American Campus Communities, Inc.	1,326	$36,677
Associated Estates Realty Corp.	456	6,288
Education Realty Trust, Inc.	1,463	8,398
Home Properties, Inc.	866	40,529
Mid-America Apartment Communities, Inc.	734	38,014
Post Properties, Inc.	1,201	26,446

		156,352

Building & Real Estate — 1.3%
Agree Realty Corp.	196	4,481
Alexander’s, Inc.*	50	14,956
American Capital Agency Corp.	445	11,392
Anworth Mortgage Asset Corp.	2,895	19,512
Apollo Commercial Real Estate Finance, Inc.	200	3,602
Capstead Mortgage Corp.	1,713	20,487
Colony Financial, Inc.	416	8,320
CreXus Investment Corp.	361	4,827
Cypress Sharpridge Investments, Inc.	327	4,375
Dynex Capital, Inc.	207	1,863
Equity Lifestyle Properties, Inc.	626	33,729
Getty Realty Corp.	463	10,834
Government Properties Income Trust	428	11,132
Gramercy Capital Corp.*	782	2,182
Hatteras Financial Corp.#	930	23,966
Invesco Mortgage Capital, Inc.#	375	8,625
iStar Financial, Inc.*	2,256	10,355
MFA Financial, Inc.	7,238	53,272
National Retail Properties, Inc.	2,069	47,235
NorthStar Realty Finance Corp.	1,921	8,087
Pennymac Mortgage Investment Trust*	392	6,511
RAIT Financial Trust*	1,518	3,006
Redwood Trust, Inc.#	1,902	29,329
Resource Capital Corp.	700	4,732
Starwood Property Trust, Inc.	1,230	23,739
Sun Communities, Inc.	460	11,592
UMH Properties, Inc.	168	1,373
Walter Investment Management Corp.	648	10,368

		393,882

Factory Outlets — 0.1%
Tanger Factory Outlet Centers, Inc.#	1,035	44,671

Forest Products & Paper — 0.1%
Potlatch Corp.	1,006	35,250

Healthcare — 0.5%
Cogdell Spencer, Inc.	834	6,172
Healthcare Realty Trust, Inc.	1,487	34,632
LTC Properties, Inc.	617	16,696
Medical Properties Trust, Inc.#	2,007	21,033
National Health Investors, Inc.	684	26,512
Omega Healthcare Investors, Inc.	2,299	44,807
Universal Health Realty Income Trust	320	11,309

		161,161

Hotels & Resorts — 0.5%
Ashford Hospitality Trust, Inc.*#	1,220	8,747
Chesapeake Lodging Trust*	243	4,731

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — (continued)
DiamondRock Hospitality Co.*	3,119	$31,533
FelCor Lodging Trust, Inc.*	1,818	10,363
Hersha Hospitality Trust	3,273	16,954
LaSalle Hotel Properties	1,569	36,558
Pebblebrook Hotel Trust*	526	11,062
Strategic Hotels & Resorts, Inc.*	2,137	9,082
Sunstone Hotel Investors, Inc.*	2,578	28,796

		157,826

Industrial — 0.3%
DCT Industrial Trust, Inc.	5,134	26,851
EastGroup Properties, Inc.	706	26,644
First Industrial Realty Trust, Inc.*	1,263	9,801
First Potomac Realty Trust	1,026	15,421
Monmouth Real Estate Investment Corp. Class A	581	4,886

		83,603

Mixed Industrial/Office — 0.7%
CapLease, Inc.#	1,450	8,048
Colonial Properties Trust	1,686	21,716
Cousins Properties, Inc.#	1,775	14,750
Dupont Fabros Technology, Inc.	686	14,811
Entertainment Properties Trust#	1,089	44,791
Gladstone Commercial Corp.	152	2,196
Investors Real Estate Trust	1,818	16,398
Lexington Realty Trust#	2,292	14,921
Mission West Properties, Inc.	287	1,975
One Liberty Properties, Inc.	3	50
PS Business Parks, Inc.	445	23,763
Washington Real Estate Investment Trust	1,479	45,183
Winthrop Realty Trust	377	4,539

		213,141

Office Property — 0.5%
BioMed Realty Trust, Inc.	2,544	42,078
Franklin Street Properties Corp.	1,645	23,737
Highwoods Properties, Inc.	1,826	57,939
Kilroy Realty Corp.	1,054	32,505
Parkway Properties, Inc.	493	9,259

		165,518

Regional Malls — 0.2%
CBL & Associates Properties, Inc.#	3,564	48,827
Glimcher Realty Trust	1,624	8,234
Pennsylvania Real Estate Investment Trust#	1,003	12,507

		69,568

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,154	27,313
Sovran Self Storage, Inc.	726	25,308
U-Store-It Trust	2,156	15,523

		68,144

Strip Centers — 0.5%
Acadia Realty Trust	1,062	18,967
Cedar Shopping Centers, Inc.	1,189	9,405
Developers Diversified Realty Corp.	5,281	64,270
Equity One, Inc.#	936	17,681
Inland Real Estate Corp.	1,888	17,275

	Number of Shares	Value†

Strip Centers — (continued)
Kite Realty Group Trust	1,107	$5,236
Ramco-Gershenson Properties Trust	715	8,051
Saul Centers, Inc.	151	6,252
Urstadt Biddle Properties, Inc., Class A	516	8,158

		155,295

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,513,944)		1,704,411

	Par (000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.100%, 05/27/10	$50	49,991
0.140%, 06/17/10	76	75,976

TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,969)		125,967

	Number of Shares
SHORT-TERM INVESTMENTS — 4.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	726,576	726,576
BlackRock Liquidity Funds TempFund - Institutional Shares	726,576	726,576

TOTAL SHORT-TERM INVESTMENTS (Cost $1,453,152)		1,453,152

SECURITIES LENDING COLLATERAL — 12.7%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.106%, 04/01/2010 (Cost $3,978,280)	3,978,280	3,978,280

TOTAL INVESTMENTS — 100.0% (Cost $28,626,959)(a)		$31,479,187

~	Fair valued security. The total market value of fair valued securities at March 31, 2010 is $22.
†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $28,805,644. Net unrealized appreciation was $2,673,543. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,226,299 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,552,756.

PENN SERIES FUNDS, INC.

SMALL CAP INDEX FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Advertising	$37,759	$37,759	$—	$—
Aerospace & Defense	354,040	354,040	—	—
Agriculture	102,876	102,876	—	—
Airlines	265,663	265,663	—	—
Apparel	483,914	483,914	—	—
Auto Manufacturers	11,167	11,167	—	—
Auto Parts & Equipment	242,672	242,672	—	—
Banks	1,644,479	1,644,479	—	—
Beverages	50,681	50,681	—	—
Biotechnology	759,109	759,109	—	—
Building Materials	198,580	198,580	—	—
Chemicals	543,480	543,480	—	—
Coal	78,844	78,844	—	—
Commercial Services	1,562,816	1,562,816	—	—
Computers	580,492	580,492	—	—
Cosmetics & Personal Care	21,699	21,699	—	—
Distribution & Wholesale	305,437	305,437	—	—
Diversified Financial Services	503,394	503,372	22	—
Electric	425,597	425,597	—	—
Electrical Components & Equipment	283,154	283,154	—	—
Electronics	631,300	631,300	—	—
Energy-Alternate Sources	50,425	50,425	—	—
Engineering & Construction	189,437	189,437	—	—
Entertainment	181,263	181,263	—	—
Environmental Control	171,318	171,318	—	—
Food	474,347	474,347	—	—
Forest Products & Paper	180,819	180,819	—	—
Gas	308,543	308,543	—	—
Hand & Machine Tools	126,542	126,542	—	—
Healthcare Products	1,044,991	1,044,991	—	—
Healthcare Services	588,099	588,099	—	—
Holding Companies	11,529	11,529	—	—
Home Builders	99,797	99,797	—	—
Home Furnishings	188,385	188,385	—	—
Household Products & Wares	189,630	189,630	—	—
Insurance	867,683	867,683	—	—
Internet	778,238	778,238	—	—
Investment Companies	275,071	275,071	—	—
Iron & Steel	6,455	6,455	—	—
Leisure Time	145,536	145,536	—	—
Lodging	85,650	85,650	—	—
Machinery - Construction & Mining	12,424	12,424	—	—
Machinery - Diversified	335,646	335,646	—	—
Media	127,242	127,242	—	—
Metal Fabricate/Hardware	232,264	232,264	—	—
Mining	215,296	215,296	—	—
Miscellaneous Manufacturing	532,336	532,336	—	—
Office Furnishings	93,904	93,904	—	—
Oil & Gas	627,918	627,918	—	—
Oil & Gas Services	315,505	315,505	—	—
Packaging and Containers	110,898	110,898	—	—
Pharmaceuticals	769,927	769,927	—	—
Pipelines	8,377	8,377	—	—
Real Estate	45,439	45,439	—	—
Retail	1,717,595	1,717,595	—	—
Savings & Loans	261,804	261,804	—	—
Semiconductors	804,811	804,811	—	—
Shipbuilding	1,709	1,709	—	—
Software	1,173,938	1,173,938	—	—
Storage & Warehousing	13,492	13,492	—	—
Telecommunications	1,087,856	1,087,856	—	—
Textiles	31,838	31,838	—	—
Toys, Games & Hobbies	25,786	25,786	—	—
Transportation	479,073	479,073	—	—
Trucking and Leasing	43,865	43,865	—	—
Water	97,523	97,523	—	—
REAL ESTATE INVESTMENT TRUSTS	1,704,411	1,704,411	—	—
U.S. TREASURY OBLIGATIONS	125,967	—	125,967	—
SHORT-TERM INVESTMENTS	1,453,152	1,453,152	—	—
SECURITIES LENDING COLLATERAL	3,978,280	3,978,280	—	—

TOTAL INVESTMENTS	31,479,187	31,353,198	125,989	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 98.8%
Australia — 8.6%
AGL Energy Ltd.	1,445	$19,930
Alumina Ltd.	18,851	29,840
Amcor Ltd.	4,495	26,358
AMP Ltd.	9,518	54,676
Arrow Energy Ltd.*	3,765	17,378
Asciano Group*	11,700	20,346
ASX Ltd.	683	21,272
Australia & New Zealand Banking Group Ltd.	11,167	259,874
AXA Asia Pacific Holdings Ltd.	7,368	42,731
Bendigo & Adelaide Bank Ltd.	2,854	26,190
BHP Billiton Ltd.	14,782	591,285
Billabong International Ltd.	1,500	15,554
BlueScope Steel Ltd.*	10,608	28,327
Boral Ltd.	957	4,927
Brambles Ltd.	4,705	31,777
CFS Retail Property Trust	2,994	5,152
Coca-Cola Amatil Ltd.	3,123	32,241
Cochlear Ltd.	109	7,286
Commonwealth Bank of Australia	6,584	340,093
Computershare Ltd.	2,605	29,929
Crown Ltd.	903	6,778
CSL Ltd.	2,560	85,581
CSR Ltd.	2,938	4,462
Dexus Property Group	39,917	29,670
Fairfax Media Ltd.	8,585	14,180
Fortescue Metals Group Ltd.*	5,092	22,896
Foster’s Group Ltd.	6,885	33,422
Goodman Fielder Ltd.	11,200	14,697
Goodman Group	25,998	15,626
GPT Group	34,716	18,318
GPT Group, In Specie*~§	16,419	0
Harvey Norman Holdings Ltd.	3,095	10,281
Incitec Pivot Ltd.	8,705	27,719
Insurance Australia Group Ltd.	8,821	31,407
Intoll Group	16,254	16,705
Leighton Holdings Ltd.	561	20,077
Lend Lease Group	2,163	17,189
Macquarie Group Ltd.	1,386	60,096
MAP Group	3,246	9,204
Metcash Ltd.	1,453	5,520
Mirvac Group	15,574	21,080
National Australia Bank Ltd.	9,364	236,476
Newcrest Mining Ltd.	2,168	65,294
OneSteel Ltd.	8,114	29,039
Orica Ltd.	1,304	32,057
Origin Energy Ltd.	3,528	53,580
OZ Minerals Ltd.*	20,234	21,260
Paladin Energy Ltd.*	4,300	15,586
Qantas Airways Ltd.*	1,814	4,728
QBE Insurance Group Ltd.	4,741	90,623
Rio Tinto Ltd.	1,767	127,125
Santos Ltd.	3,431	46,156
Sims Metal Management Ltd.	1,381	27,449
Sonic Healthcare Ltd.	1,503	19,820
Stockland	10,809	39,576

	Number of Shares	Value†

Australia — (continued)
Suncorp-Metway Ltd.	4,363	$34,192
TABCORP Holdings Ltd.	4,214	26,682
Tatts Group Ltd.	11,061	24,969
Telstra Corp. Ltd.	18,842	51,698
Toll Holdings Ltd.	3,704	25,220
Transurban Group	4,469	20,710
Wesfarmers Ltd.	4,140	120,773
Wesfarmers Ltd. PPS	1,025	29,977
Westfield Group	8,424	93,227
Westpac Banking Corp.	12,751	325,755
Woodside Petroleum Ltd.	2,502	107,681
Woolworths Ltd.	5,182	133,147
WorleyParsons Ltd.	630	14,713

		3,887,587

Austria — 0.3%
Erste Group Bank AG	650	27,304
Immoeast AG*	2,678	14,685
Oestrreichische Elektrizitatswirtschafts AG	303	12,028
OMV AG	446	16,734
Raiffeisen International Bank-Holding AG	211	10,032
Telekom Austria AG	1,265	17,684
Vienna Insurance Group	300	15,843
Voestalpine AG	642	25,970

		140,280

Belgium — 0.9%
Anheuser-Busch InBev N.V.	2,994	150,816
Belgacom S.A.	673	26,288
Colruyt S.A.	63	15,508
Compagnie Nationale a Poartefeuille S.A.	69	3,616
Delhaize Group S.A.	408	32,789
Dexia S.A.*	1,756	10,474
Fortis N.V.*	9,115	32,452
Groupe Bruxelles Lambert S.A.	278	24,564
KBC Groep N.V.*	1,139	55,159
Mobistar S.A.	172	10,585
Solvay S.A.	190	19,532
UCB S.A.	377	16,098
Umicore	536	18,718

		416,599

Bermuda — 0.1%
Seadrill Ltd.	1,296	30,202

China — 0.1%
Foxconn International Holdings Ltd.*	17,000	17,932
Sands China Ltd.*	14,800	23,522
Yangzijiang Shipbuilding Holdings Ltd.	19,000	15,755

		57,209

Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	2,267	14,330

Denmark — 1.0%
A.P. Moller - Maersk A/S, B Shares	4	30,480
A.P. Moller - Maersk A/S, A Shares	3	21,848
Carlsberg A/S, B Shares	400	33,572
Coloplast A/S, B Shares	200	22,025

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Danske Bank A/S*	1,900	$46,743
DSV A/S	1,300	23,232
Novo Nordisk A/S, B Shares	1,811	140,528
Novozymes A/S, B Shares	250	27,668
Topdanmark A/S*	50	6,513
TrygVesta A/S	303	19,999
Vestas Wind Systems A/S*	860	46,731
William Demant Holding A/S*	138	9,765

		429,104

Finland — 1.2%
Elisa Oyj*	1,000	20,625
Fortum Oyj	1,802	44,078
Kesko Oyj, B Shares	200	7,872
Kone Oyj, B Shares	669	27,650
Metso Oyj	500	16,147
Neste Oil Oyj	209	3,644
Nokia Oyj	16,714	260,288
Nokian Renkaat Oyj	430	11,168
Orion Oyj, Class B	750	16,593
Outokumpu Oyj	200	4,390
Pohjola Bank Plc	1,500	16,856
Rautaruukki Oyj	200	4,322
Sampo Oyj, A Shares	1,733	45,971
Stora Enso Oyj, R Shares	1,265	9,636
UPM-Kymmene Oyj	3,165	42,000
Wartsila Oyj	600	30,390

		561,630

France — 9.9%
Accor S.A.	701	38,781
Aeroports de Paris	61	5,023
Air France-KLM*	206	3,257
Air Liquide S.A.	1,054	126,529
Alcatel-Lucent*	11,560	36,551
Alstom S.A.	905	56,436
Atos Origin S.A.*	94	4,720
AXA S.A.	7,563	168,241
BNP Paribas	4,097	314,643
Bouygues S.A.	1,032	51,880
Bureau Veritas S.A.	300	15,924
Cap Gemini S.A.	751	36,993
Carrefour S.A.	2,669	128,641
Casino Guichard Perracho S.A.	252	21,324
Christian Dior S.A.	328	34,989
Cie Generale d’Optique Essilor International S.A.	937	59,823
Cie Generale de Geophysique - Veritas*	565	16,029
CNP Assurances	143	13,505
Compagnie de Saint-Gobain	1,652	79,434
Compagnie Generale des Establissements Michelin, B Shares	611	45,026
Credit Agricole S.A.	4,192	73,379
Danone	2,304	138,791
Dassault Systemes S.A.	334	19,757
EDF S.A.	1,071	58,441
Eiffage S.A.	78	4,034
Eurazeo	51	3,543

	Number of Shares	Value†

France — (continued)
Eutelsat Communications	404	$14,362
Fonciere Des Regions	96	10,574
France Telecom S.A.	8,209	196,416
GDF Suez	5,572	215,240
Gecina S.A.	150	16,601
Groupe Eurotunnel S.A.	1,950	19,872
Hermes International	272	37,785
ICADE	156	17,364
Klepierre	371	14,572
L’Oreal S.A.	1,125	118,307
Lafarge S.A.	888	62,488
Lagardere S.C.A.	642	25,979
Legrand S.A.	461	14,564
LVMH Moet Hennessy Louis Vuitton S.A.	1,033	120,743
M6-Metropole Television	646	16,709
Natixis*	2,899	15,643
Neopost S.A.	264	21,098
Pernod-Ricard S.A.	781	66,319
Peugeot S.A.*	427	12,573
PPR	369	49,127
Publicis Groupe S.A.	957	40,949
Renault S.A.*	804	37,682
Safran S.A.	1,087	28,336
Sanofi-Aventis S.A.	4,594	342,450
Schneider Electric S.A.	1,036	121,514
SCOR SE	772	19,499
Societe BIC S.A.	120	9,188
Societe Des Autoroutes Paris-Rhin-Rhone*	200	14,384
Societe Generale	2,624	165,032
Societe Television Francaise 1	821	15,231
Sodexo	506	30,242
Suez Environment Co.	1,223	28,148
Technip S.A.	361	29,353
Thales S.A.	290	11,641
Total S.A.	9,313	540,631
Unibail-Rodamco SE	420	85,091
Vallourec S.A.	245	49,405
Veolia Environment	1,602	55,565
Vinci S.A.	1,947	114,748
Vivendi S.A.	5,148	137,777

		4,498,896

Germany — 7.7%
Adidas AG	806	43,110
Allianz SE	2,027	254,149
BASF SE	4,046	250,942
Bayer AG	3,544	239,720
Bayerische Motoren Werke AG	1,343	62,000
Bayerische Motoren Werke AG (Preference)	500	17,697
Beiersdorf AG	602	36,008
Celesio AG	129	4,124
Commerzbank AG*	2,335	19,998
Daimler AG	4,054	190,851
Deutsche Bank AG	2,614	201,351
Deutsche Boerse AG	777	57,594
Deutsche Lufthansa AG	1,383	22,939
Deutsche Post AG	3,452	59,890

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Deutsche Postbank AG*	582	$18,673
Deutsche Telekom AG	12,316	166,929
E.ON AG	8,292	306,143
Fraport AG Frankfurt Airport Services Worldwide	78	4,107
Fresenius Medical Care AG & Co. KGaA	717	40,456
Fresenius SE (Preference)	517	39,034
GEA Group AG	785	18,194
Hannover Ruckversicherung AG*	119	5,876
HeidelbergCement AG	701	39,103
Henkel AG & Co. KGaA	635	29,422
Henkel AG & Co. KGaA (Preference)	882	47,484
Hochtief AG	206	17,312
Infineon Technologies AG*	4,714	32,720
K+S AG	722	43,815
Linde AG	600	71,590
MAN SE	431	36,081
Merck KGaA	264	21,394
Metro AG	465	27,584
Muenchener Ruckversicherung AG	885	143,619
Porsche Automobil Holding SE (Preference)	304	18,553
RWE AG	1,740	154,170
RWE AG (Preference)	206	16,942
Salzgitter AG	183	16,988
SAP AG	3,861	187,006
Siemens AG	3,532	353,734
SolarWorld AG	104	1,568
Suedzucker AG	700	15,449
ThyssenKrupp AG	1,356	46,621
TUI AG*	1,846	20,757
United Internet AG*	1,300	19,718
Volkswagen AG	252	24,336
Volkswagen AG (Preference)	433	39,710
Wacker Chemie AG	28	4,175

		3,489,636

Greece — 0.4%
Alpha Bank A.E.*	1,580	14,960
Coca-Cola Hellenic Bottling Co. S.A.	680	18,332
EFG Eurobank Ergasias S.A.*	1,674	15,375
Hellenic Petroleum S.A.	1,300	14,890
Hellenic Telecommunications Organization S.A.	590	7,323
Marfin Investment Group S.A.*	811	1,862
National Bank of Greece S.A.*	1,915	38,539
OPAP S.A.	1,080	24,506
Piraeus Bank S.A.*	1,557	13,606
Public Power Corp. S.A.*	180	3,161
Titan Cement Co. S.A.	130	3,441

		155,995

Guernsey — 0.0%
Resolution Ltd.*	12,673	15,760

Hong Kong — 2.4%
BOC Hong Kong Holdings Ltd.	12,500	29,816
Cathay Pacific Airways Ltd.*	10,000	21,071
Cheung Kong Holdings Ltd.	6,000	77,277

	Number of Shares	Value†

Hong Kong — (continued)
Cheung Kong Infrastructure Holdings Ltd.	4,000	$15,481
Chinese Estates Holdings Ltd.	3,000	5,015
CLP Holdings Ltd.	9,500	67,907
Esprit Holdings Ltd.	4,151	32,746
Genting Singapore Plc*	18,000	11,387
Hang Lung Group Ltd.	8,000	42,451
Hang Lung Properties Ltd.	9,000	36,282
Hang Seng Bank Ltd.	3,100	43,201
Henderson Land Development Co. Ltd.	5,000	35,225
Hong Kong Exchanges & Clearing Ltd.	5,000	83,459
HongKong Electric Holdings Ltd.	4,500	26,690
Hopewell Holdings Ltd.	1,000	2,962
Hutchison Whampoa Ltd.	9,000	65,840
Kerry Properties Ltd.	4,009	21,506
Li & Fung Ltd.	10,000	49,200
MTR Corp.	6,057	22,935
New World Development Ltd.	14,332	28,058
Noble Group Ltd.	9,000	19,686
NWS Holdings Ltd.	2,170	4,332
Shangri-La Asia Ltd.	2,000	3,926
Sino Land Co. Ltd.	4,308	8,445
Sun Hung Kai Properties Ltd.	6,000	90,260
Swire Pacific Ltd., Class A	4,000	48,118
The Bank of East Asia Ltd.	5,783	21,302
The Hong Kong & China Gas Co. Ltd.	13,000	32,415
The Link Real Estate Investment Trust	13,840	34,118
Wharf Holdings Ltd.	6,000	33,809
Wheelock & Co. Ltd.	2,000	5,899
Wing Hang Bank Ltd.	2,000	18,289
Yue Yuen Industrial Holdings Ltd.	7,000	24,342

		1,063,450

Ireland — 0.5%
Anglo Irish Bank Corp. Plc*~	3,146	0
CRH Plc*	3,243	80,990
Elan Corp. Plc*	1,453	10,951
Experian Plc	4,995	49,156
Kerry Group Plc, Class A	1,174	36,470
Ryanair Holdings Plc*	862	4,284
Shire Plc	2,300	50,748

		232,599

Italy — 3.1%
A2A SpA	1,615	3,030
Assicurazioni Generali SpA	5,328	127,878
Atlantia SpA	1,396	32,582
Banca Carige SpA	3,770	10,299
Banca Monte dei Paschi di Siena SpA	7,196	10,652
Banca Popolare di Milano Scarl	517	3,210
Banco Popolare Societa Cooperative*	3,276	22,788
Enel SpA	28,529	159,526
ENI SpA	11,493	269,636
Fiat SpA*	3,168	41,248
Finmeccanica SpA	2,436	32,507
Fondiaria-Sai SpA	169	2,543
Intesa Sanpaolo SpA*	34,172	127,272
Intesa Sanpaolo SpA, RNC	5,114	15,317
Luxottica Group SpA	206	5,509

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Mediaset SpA	2,266	$19,465
Mediobanco SpA*	2,550	27,398
Parmalat SpA	7,429	20,344
Prysmian SpA	213	4,186
Saipem SpA	1,299	50,267
Snam Rete Gas SpA	5,240	26,558
Telecom Italia SpA	43,883	63,183
Telecom Italia SpA, RSP	37,646	42,457
Terna S.p.A.	8,545	36,961
UniCredit SpA*	73,382	216,812
Unione di Banche Italiane ScpA	2,496	33,679

		1,405,307

Japan — 22.0%
Acom Co. Ltd.	80	1,309
Advantest Corp.	1,200	30,010
Aeon Co. Ltd.	2,600	29,507
Aeon Credit Service Co. Ltd.	2,000	23,746
Aioi Insurance Co. Ltd.	1,000	5,156
Aisin Seiki Co. Ltd.	1,200	35,940
Ajinomoto Co., Inc.	3,000	29,714
All Nippon Airways Co. Ltd.*	2,000	5,712
Amada Co. Ltd.	1,000	8,386
Asahi Breweries Ltd.	1,400	26,251
Asahi Glass Co. Ltd.	5,000	56,316
Asahi Kasei Corp.	7,000	37,662
Astellas Pharma, Inc.	2,000	72,414
Benesse Corp.	400	17,328
Bridgestone Corp.	2,300	39,264
Brother Industries Ltd.	400	4,835
Canon, Inc.	4,600	213,049
Casio Computer Co. Ltd.	400	3,076
Central Japan Railway Co.	7	53,310
Chiyoda Corp.	2,000	19,852
Chubu Electric Power Co., Inc.	2,900	72,492
Chugai Pharmaceutical Co. Ltd.	900	16,924
Chuo Mitsui Trust Holdings, Inc.	4,000	15,018
Citizen Holdings Co. Ltd.	800	5,468
Credit Saison Co. Ltd.	200	3,102
Dai Nippon Printing Co. Ltd.	2,000	27,019
Daido Steel Co. Ltd.	6,000	25,222
Daiichi Sankyo Co. Ltd.	2,900	54,315
Daikin Industries Ltd.	900	36,822
Daito Trust Construction Co. Ltd.	400	19,296
Daiwa House Industry Co. Ltd.	2,000	22,569
Daiwa Securities Group, Inc.	6,000	31,576
Dena Co. Ltd.	1	7,402
Denki Kagaku Kogyo KK	4,000	17,200
Denso Corp.	2,400	71,494
Dentsu, Inc.	800	21,025
East Japan Railway Co.	1,500	104,289
Eisai Co. Ltd.	1,200	42,807
Electric Power Development Co. Ltd.	500	16,472
Elpida Memory, Inc.*	900	17,723
FamilyMart Co. Ltd.	100	3,182
Fanuc Ltd.	800	84,886
Fast Retailing Co. Ltd.	200	34,763

	Number of Shares	Value†

Japan — (continued)
Fuji Electric Holdings Co. Ltd.	9,000	$24,548
Fuji Heavy Industries Ltd.*	4,000	20,708
FUJIFILM Holdings Corp.	1,900	65,440
Fujitsu Ltd.	9,000	58,915
Fukuoka Financial Group, Inc.	6,000	25,479
Furukawa Electric Co. Ltd.	4,000	20,794
GS Yuasa Corp.	2,000	13,499
Gunma Bank Ltd.	1,000	5,530
Hankyu Hanshin Holdings, Inc.	7,000	32,421
Hirose Electric Co. Ltd.	100	11,531
Hitachi Chemical Co. Ltd.	1,000	21,607
Hitachi Construction Machinery Co. Ltd.	200	4,726
Hitachi Ltd.*	21,000	78,393
Hitamitsu Pharmaceutical Co. Ltd.	100	3,717
Hokkaido Electric Power Co., Inc.	900	17,270
Hokuhoku Financial Group, Inc.	2,000	4,385
Hokuriku Electric Power Co.	1,200	26,390
Honda Motor Co. Ltd.	7,400	261,204
Hoya Corp.	1,700	46,714
IBIDEN Co. Ltd.	500	17,221
IHI Corp.	3,000	5,487
INPEX Holdings, Inc.	4	29,351
Isetan Mitsukoshi Holdings Ltd.	2,500	26,874
Isuzu Motors Ltd.	18,000	48,711
ITOCHU Corp.	6,000	52,562
J. Front Retailing Co. Ltd.	5,000	29,415
Japan Real Estate Investment Corp.	3	25,575
Japan Tobacco, Inc.	18	67,002
JFE Holdings, Inc.	2,200	88,598
JGC Corp.	1,000	17,841
Joyo Bank Ltd.	1,000	4,460
JS Group Corp.	1,300	26,462
JSR Corp.	900	18,801
JTEKT Corp.	400	4,723
Jupiter Telecommunications Co. Ltd.	6	6,931
Kajima Corp.	2,000	4,899
Kamigumi Co. Ltd.	1,000	8,044
Kansai Paint Co. Ltd.	2,000	16,301
Kao Corp.	2,500	63,376
Kawasaki Heavy Industries Ltd.	7,000	19,318
Kawasaki Kisen Kaisha Ltd.*	1,000	3,990
KDDI Corp.	12	62,124
Keihin Electric Express Railway Co. Ltd.	1,000	8,215
Keio Corp.	3,000	20,248
Keyence Corp.	210	50,181
Kikkoman Corp.	1,000	11,702
Kintetsu Corp.	9,000	28,014
Kirin Holdings Co. Ltd.	4,000	59,001
Kobe Steel Ltd.	11,000	23,650
Komatsu Ltd.	3,900	81,763
Konami Corp.	200	3,857
Konica Minolta Holdings, Inc.	1,500	17,505
Kubota Corp.	5,000	45,566
Kuraray Co. Ltd.	1,500	20,184
Kurita Water Industries Ltd.	1,200	33,950
Kyocera Corp.	700	68,210

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Kyowa Hakko Kirin Co. Ltd.	1,000	$10,322
Kyushu Electric Power Co., Inc.	1,800	39,181
Lawson, Inc.	400	17,071
Makita Corp.	1,200	39,534
Marubeni Corp.	7,000	43,502
Marui Group Co. Ltd.	600	4,351
Mazda Motor Corp.	7,000	19,692
Medipal Holdings Corp.	1,000	11,841
MEIJI Holdings Co. Ltd.	600	23,297
Minebea Co. Ltd.	2,000	12,172
Mitsubishi Chemical Holdings Corp.	7,500	38,346
Mitsubishi Corp.	5,700	149,374
Mitsubishi Electric Corp.	8,000	73,505
Mitsubishi Estate Co. Ltd.	5,000	81,827
Mitsubishi Gas Chemical Co., Inc.	1,000	6,022
Mitsubishi Heavy Industries Ltd.	14,000	57,953
Mitsubishi Materials Corp.*	5,000	14,387
Mitsubishi Motors Corp.*	12,000	16,301
Mitsubishi Rayon Co. Ltd.*	4,000	16,900
Mitsubishi Tanabe Pharma Corp.	1,000	14,119
Mitsubishi UFJ Financial Group, Inc.	53,800	281,977
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	36,367
Mitsui & Co. Ltd.	7,400	124,349
Mitsui Chemicals, Inc.	1,000	3,027
Mitsui Engineering & Shipbuilding Co. Ltd.	12,000	29,907
Mitsui Fudosan Co. Ltd.	4,000	67,900
Mitsui OSK Lines Ltd.	4,000	28,709
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,000	55,514
Mitsumi Electric Co. Ltd.	100	2,188
Mizuho Financial Group, Inc.	58,000	114,772
Mizuho Trust & Banking Co. Ltd.	3,000	3,016
Murata Manufacturing Co. Ltd.	800	45,438
Namco Bandai Holdings, Inc.	400	3,898
NEC Corp.	13,000	39,074
NGK Insulators Ltd.	1,000	20,398
NGK Spark Plug Co. Ltd.	2,000	27,169
Nidec Corp.	500	53,589
Nikon Corp.	1,600	34,930
Nintendo Co. Ltd.	400	133,918
Nippon Building Fund, Inc.	3	25,832
Nippon Electric Glass Co. Ltd.	1,000	14,087
Nippon Express Co. Ltd.	2,000	8,600
Nippon Meat Packers, Inc.	1,000	12,654
Nippon Mining Holdings, Inc.	3,500	16,360
Nippon Oil Corp.	7,000	35,266
Nippon Paper Group, Inc.	200	5,145
Nippon Sheet Glass Co. Ltd.	1,000	2,952
Nippon Steel Corp.	23,000	90,288
Nippon Telegraph & Telephone Corp.	2,200	92,716
Nippon Yusen K.K.	5,000	19,735
Nipponkoa Insurance Co. Ltd.	3,000	18,836
Nissan Chemical Industries Ltd.	1,000	13,991
Nissan Motor Co. Ltd.*	10,700	91,675
Nisshin Seifun Group, Inc.	500	6,455
Nisshin Steel Co. Ltd.	2,000	4,172

	Number of Shares	Value†

Japan — (continued)
Nisshinbo Holdings, Inc.	2,000	$20,708
Nissin Food Products Co. Ltd.	200	6,728
Nitori Co. Ltd.	100	7,594
Nitto Denko Corp.	1,200	46,593
NOK Corp.	1,000	15,050
Nomura Holdings, Inc.	15,300	112,757
Nomura Real Estate Holdings, Inc.	1,000	15,424
Nomura Research Institute Ltd.	200	4,557
NSK Ltd.	3,000	23,682
NTN Corp.	1,000	4,514
NTT Data Corp.	6	19,991
NTT DoCoMo, Inc.	70	106,621
Obayashi Corp.	4,000	17,756
Odakyu Electric Railway Co. Ltd.	2,000	16,643
Oji Paper Co. Ltd.	4,000	17,542
Olympus Corp.	1,000	32,089
OMRON Corp.	1,000	23,211
Ono Pharmaceutical Co. Ltd.	300	13,349
Oriental Land Co. Ltd.	300	20,922
ORIX Corp.	510	45,223
Osaka Gas Co. Ltd.	8,000	28,666
Panasonic Corp.	8,300	126,955
Panasonic Electric Works Co. Ltd.	1,000	12,622
Rakuten, Inc.	28	20,246
Resona Holdings, Inc.	2,400	30,343
Ricoh Co. Ltd.	3,000	46,850
Rinnai Corp.	300	15,756
Rohm Co. Ltd.	500	37,330
Sankyo Co. Ltd.	100	4,947
Santen Pharmaceutical Co. Ltd.	200	6,003
Sanyo Electric Co. Ltd.*	9,000	14,440
SBI Holdings, Inc.	101	19,932
Secom Co. Ltd.	1,000	43,748
Sega Sammy Holdings, Inc.	400	4,843
Seiko Epson Corp.	200	3,106
Sekisui Chemical Co. Ltd.	1,000	6,781
Sekisui House Ltd.	3,000	29,971
Seven & I Holdings Co. Ltd.	3,300	79,738
Sharp Corp.	4,000	50,016
Shikoku Electric Power Co., Inc.	700	19,834
Shimadzu Corp.	1,000	8,012
Shimamura Co. Ltd.	200	17,713
Shimano, Inc.	500	22,115
Shimizu Corp.	1,000	4,172
Shin-Etsu Chemical Co. Ltd.	1,800	104,546
Shinsei Bank Ltd.	2,000	2,417
Shionogi & Co. Ltd.	1,000	19,018
Shiseido Co. Ltd.	1,700	36,913
Showa Denko K.K.	9,000	20,312
Showa Shell Sekiyu K.K.	500	3,380
SMC Corp.	200	27,147
Softbank Corp.	3,400	83,754
Sojitz Corp.	1,800	3,485
Sompo Japan Insurance, Inc.	5,000	35,084
Sony Corp.	4,900	187,635
Sony Financial Holdings, Inc.	6	19,703

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Stanley Electric Co. Ltd.	300	$5,818
SUMCO Corp.*	200	4,253
Sumitomo Chemical Co. Ltd.	6,000	29,329
Sumitomo Corp.	5,200	59,792
Sumitomo Electric Industries Ltd.	3,600	44,129
Sumitomo Heavy Industries Ltd.	3,000	18,066
Sumitomo Metal Industries Ltd.	14,000	42,379
Sumitomo Metal Mining Co. Ltd.	2,000	29,757
Sumitomo Mitsui Financial Group, Inc.	5,400	178,479
Sumitomo Realty & Development Co. Ltd.	2,000	38,057
Suruga Bank Ltd.	1,000	8,942
Suzuken Co. Ltd.	100	3,524
Suzuki Motor Corp.	1,800	39,720
T&D Holdings, Inc.	1,300	30,772
Taiheiyo Cement Corp.*	15,000	21,500
Taisei Corp.	2,000	4,407
Taisho Pharmaceutical Co. Ltd.	1,000	18,184
Taiyo Nippon Sanso Corp.	1,000	9,776
Takashimaya Co. Ltd.	1,000	8,215
Takeda Pharmaceutical Co. Ltd.	3,300	145,251
TDK Corp.	400	26,612
Teijin Ltd.	2,000	6,717
Terumo Corp.	600	31,961
The 77 Bank Ltd.	2,000	11,424
The Bank of Kyoto Ltd.	1,000	9,210
The Bank of Yokohama Ltd.	4,000	19,596
The Chiba Bank Ltd.	4,000	23,917
The Chugoku Bank Ltd.	1,000	13,499
The Chugoku Electric Power Co., Inc.	1,200	23,848
The Hachijuni Bank Ltd.	1,000	5,690
The Hiroshima Bank Ltd.	5,000	21,125
The Iyo Bank Ltd.	1,000	9,509
The Japan Steel Works Ltd.	1,000	11,456
The Kansai Electric Power Co., Inc.	3,300	75,608
The Nishi-Nippon City Bank Ltd.	1,000	2,952
The Shizuoka Bank Ltd.	2,000	17,435
The Sumitomo Trust & Banking Co. Ltd.	9,000	52,754
THK Co. Ltd.	1,000	21,820
Tobu Railway Co. Ltd.	3,000	16,654
Toho Co. Ltd.	200	3,222
Toho Gas Co. Ltd.	1,000	5,455
Tohoku Electric Power Co., Inc.	2,500	52,840
Tokio Marine Holdings, Inc.	3,200	90,123
Tokuyama Corp.	4,000	22,163
Tokyo Electric Power Co., Inc.	5,700	151,935
Tokyo Electron Ltd.	800	53,054
Tokyo Gas Co. Ltd.	10,000	44,069
Tokyu Corp.	4,000	16,729
Tokyu Land Corp.	1,000	3,819
TonenGeneral Sekiyu K.K.	1,000	8,439
Toppan Printing Co. Ltd.	4,000	36,111
Toray Industries, Inc.	5,000	29,201
Toshiba Corp.*	18,000	92,994
Tosoh Corp.	6,000	15,274
TOTO Ltd.	3,000	20,441
Toyo Seikan Kaisha Ltd.	300	5,314

	Number of Shares	Value†

Japan — (continued)
Toyo Suisan Kaisha Ltd.	1,000	$25,864
Toyota Industries Corp.	700	19,991
Toyota Motor Corp.	12,900	516,745
Toyota Tsusho Corp.	1,100	17,249
Trend Micro, Inc.	500	17,435
Tsumura & Co.	200	5,808
Ube Industries Ltd.	7,000	17,970
Unicharm Corp.	100	9,659
West Japan Railway Co.	6	20,665
Yahoo! Japan Corp.	64	23,309
Yakult Honsha Co. Ltd.	200	5,395
Yamada Denki Co. Ltd.	340	25,094
Yamaguchi Financial Group, Inc.	1,000	10,942
Yamaha Corp.	300	3,873
Yamaha Motor Co. Ltd.*	2,300	34,467
Yamato Holdings Co. Ltd.	2,000	28,110
Yaskawa Electric Corp.	2,000	18,291
Yokogawa Electric Corp.	2,000	17,414

		9,961,975

Jersey — 0.1%
Randgold Resources Ltd.	366	27,854

Luxembourg — 0.6%
ArcelorMittal	3,594	157,715
Millicom International Cellular S.A.	326	29,166
SES S.A.	1,400	35,351
Tenaris S.A.	1,927	41,591

		263,823

Mexico — 0.0%
Fresnillo Plc	1,200	15,442

Netherlands — 4.5%
Aegon N.V.*	6,427	44,011
Akzo Nobel N.V.	940	53,572
ASML Holding N.V.	1,787	63,864
Corio N.V.	257	17,160
European Aeronautic Defence & Sapce Co. N.V.	1,819	36,595
Fugro N.V.	279	18,235
Heineken Holdings N.V.	420	18,683
Heineken N.V.	1,000	51,393
ING Groep N.V.*	15,352	153,275
James Hardie Industries N.V.*	1,387	9,240
Koninklijke Ahold N.V.	5,621	74,933
Koninklijke Boskalis Westminster N.V.	400	15,330
Koninklijke DSM N.V.	656	29,252
Koninklijke KPN N.V.	7,644	121,106
Koninklijke Philips Electronics N.V.	4,410	141,405
Koninklijke Vopak N.V.*	185	14,570
QIAGEN N.V.*	1,189	27,381
Randstad Holding N.V.*	435	20,672
Reed Elsevier N.V.	3,334	40,519
Royal Dutch Shell Plc, A Shares	15,660	453,892
Royal Dutch Shell Plc, B Shares	11,576	318,921
SBM Offshore N.V.	671	13,427
TNT N.V.	1,793	51,413

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Netherlands — (continued)
Unilever N.V.	7,293	$220,599
Wolters Kluwer N.V.	1,232	26,716

		2,036,164

New Zealand — 0.0%
Auckland International Airport Ltd.	5,735	7,903
Fletcher Building Ltd.	1,046	6,204
Telecom Corp. of New Zealand Ltd.	3,246	5,004

		19,111

Norway — 0.6%
DnB NOR ASA*	3,688	42,135
Norsk Hydro ASA*	3,267	24,902
Orkla ASA	3,563	31,504
Renewable Energy Corp. AS*	227	1,062
StatoilHydro ASA	4,649	107,636
Telenor ASA*	3,419	46,367
Yara International ASA	600	26,047

		279,653

Portugal — 0.2%
Banco Comercial Portugues S.A.	14,323	15,941
Banco Espirito Santo S.A.*	884	4,776
BRISA	510	4,326
CIMPOR - Cimentos de Portugal, SGPS S.A.	2,109	15,937
Energias de Portugal S.A.	6,268	24,915
Galp Energia SGPS, S.A., B Shares	526	9,136
Portugal Telecom SGPS, S.A.	2,710	30,300

		105,331

Singapore — 1.2%
Ascendas Real Estate Investment Trust	15,000	20,587
CapitaLand Ltd.	9,000	25,541
Capitamall Trust Management Ltd.	5,700	7,212
CapitaMalls Asia Ltd.*	7,000	11,308
City Developments Ltd.	1,000	7,577
ComfortDelGro Corp. Ltd.	4,000	4,460
DBS Group Holdings Ltd.	6,500	66,443
Fraser & Neave Ltd.	2,000	6,862
Golden Agri-Resources Ltd.	42,000	17,413
Jardine Cycle & Carriage Ltd.	1,000	21,001
Keppel Corp. Ltd.	4,000	26,077
Olam International Ltd.	3,041	5,630
Oversea-Chinese Banking Corp.	10,256	63,855
SembCorp Industries Ltd.	2,000	5,904
SembCorp Marine Ltd.	7,000	20,966
Singapore Airlines Ltd.	2,000	21,731
Singapore Exchange Ltd.	4,000	21,874
Singapore Press Holdings Ltd.	7,000	19,114
Singapore Technologies Engineering Ltd.	2,000	4,561
Singapore Telecommunications Ltd.	39,000	88,373
United Overseas Bank Ltd.	5,000	68,694
Wilmar International Ltd.	5,000	23,947

		559,130

Spain — 3.8%
Abertis Infraestructuras S.A.	1,449	27,889
Acciona S.A.	126	13,974

	Number of Shares	Value†

Spain — (continued)
Acerinox S.A.	263	$5,177
ACS Actividades de Construccion y Servicios S.A.	740	34,142
Banco Bilbao Vizcaya Argentaria, Chile S.A.	15,938	218,066
Banco de Sabadell S.A.	3,147	17,376
Banco de Valencia S.A.	590	3,761
Banco Popular Espanol S.A.	2,764	20,346
Banco Santander S.A.	36,322	482,737
Bankinter S.A.	588	4,892
Criteria CaixaCorp S.A.	6,621	32,811
EDP Renovaveis S.A.*	873	6,821
Enagas	797	17,466
Ferrovial S.A.	1,969	19,148
Gamesa Corporacion Tecnologica S.A.	827	11,337
Gas Natural SDG S.A.	1,014	18,722
Grifols S.A.	170	2,539
Iberdrola Renovables S.A.	2,539	10,545
Iberdrola S.A.	15,545	131,750
Inditex S.A.	839	55,306
Indra Sistemas S.A.	1,195	24,501
Mapfre S.A.	5,227	19,175
Red Electrica de Espana S.A.	525	28,176
Repson YPF S.A.	2,890	68,427
Telefonica S.A.	18,708	443,203
Zardoya Otis S.A.	263	4,558

		1,722,845

Sweden — 2.8%
Alfa Laval AB	2,500	36,804
Assa Abloy AB, B Shares	1,200	23,483
Atlas Copco AB, A Shares	2,724	42,252
Atlas Copco AB, B Shares	1,490	20,883
Electrolux AB, B Shares	860	19,652
Getinge AB, B Shares	844	20,233
Hennes & Mauritz AB, B Shares	2,300	149,424
Husqvarna AB, B Shares*	934	6,791
Investor AB, B Shares*	1,600	30,690
Kinnevik Investment AB, B Shares	1,200	22,103
Lundin Petroleum AB*	525	4,446
Nordea Bank AB	14,425	142,340
Ratos AB, B Shares	700	23,218
Sandvik AB	4,090	51,121
Scania AB, B Shares	2,300	36,376
Securitas AB, B Shares	1,200	12,797
Skandinaviska Enskilda Banken AB, A Shares*	6,680	42,676
Skanska AB, B Shares	2,800	50,877
SKF AB, B Shares	1,600	28,430
Ssab Svenskt Stal AB, A Shares	1,400	25,167
Svenska Cellulosa AB, B Shares	2,300	32,427
Svenska Handelsbanken AB, A Shares	2,300	67,402
Swedbank AB, A Shares*	2,050	21,038
Swedish Match AB	1,200	28,685
Tele2 AB, B Shares	1,416	23,631
Telefonaktiebolaget LM Ericsson, B Shares	14,456	152,356
TeliaSonera AB	9,000	63,880
Volvo AB, B Shares	4,641	46,695

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Sweden — (continued)
Volvo AB, A Shares	1,900	$18,814

		1,244,691

Switzerland — 8.2%
ABB Ltd.*	9,853	215,207
Actelion Ltd.*	358	16,287
Adecco S.A.	528	29,970
Aryzta AG	142	6,222
Baloise Holding AG	303	26,869
Compagnie Financiere Richemont SA	2,389	92,510
Credit Suisse Group AG	4,954	255,358
GAM Holding Ltd.	656	8,057
Geberit AG	167	29,887
Givaudan S.A.	30	26,318
Holcim Ltd.*	1,132	84,385
Julius Baer Group Ltd.	656	23,797
Kuehne & Nagel International AG	317	32,079
Lindt & Spruengli AG	1	27,077
Lindt & Spruengli AG, Participation Certificates	3	7,099
Logitech International S.A.*	1,139	18,742
Lonza Group AG	223	18,189
Nestle S.A.	15,246	780,808
Nobel Biocare Holding AG	578	15,459
Novartis AG	9,054	489,023
Pargesa Holding S.A.	49	4,159
Roche Holding AG	3,031	491,560
Schindler Holding AG	389	34,237
SGS S.A.	20	27,580
Sonova Holding AG*	277	34,415
STMicroelectronics N.V.	3,129	31,147
Straumann Holding AG	19	4,730
Swiss Life Holding AG*	175	22,987
Swiss Reinsurance	1,550	76,295
Swisscom AG	91	33,210
Syngenta AG	427	118,575
The Swatch Group AG	137	43,683
The Swatch Group AG, Registered Shares	282	16,769
UBS AG*	15,669	254,710
Xstrata Plc*	7,953	150,677
Zurich Financial Services AG	662	169,707

		3,717,784

United Kingdom — 18.5%
3i Group Plc	5,897	26,059
Admiral Group Plc	1,092	21,874
AMEC Plc	1,738	21,073
Anglo American Plc*	5,811	253,434
Antofagasta Plc	1,482	23,389
Associated British Foods Plc	1,149	17,061
AstraZeneca Plc	6,368	284,008
Autonomy Corp. Plc*	1,092	30,209
Aviva Plc	11,857	69,327
BAE Systems Plc	15,758	88,788
Balfour Beatty Plc	4,201	18,628
Barclays Plc	49,326	269,692
BG Group Plc	15,114	261,579
BHP Billiton Plc	9,477	325,018

	Number of Shares	Value†

United Kingdom — (continued)
BP Plc	81,333	$769,416
British Airways Plc*	1,104	4,071
British American Tobacco Plc	8,760	301,957
British Land Co. Plc	4,570	33,364
British Sky Broadcasting Group Plc	4,770	43,576
BT Group Plc	30,725	57,768
Bunzl Plc	1,726	18,884
Burberry Group Plc	1,938	21,013
Cable & Wireless Communications Plc	9,063	7,612
Cable & Wireless Worldwide*	9,063	12,653
Cairn Energy Plc*	5,960	37,715
Carnival Plc	866	35,548
Centrica Plc	21,268	94,854
Cobham Plc	4,326	16,871
Compass Group Plc	7,518	60,009
Diageo Plc	10,524	176,630
Drax Group Plc	574	3,254
Eurasian Natural Resources Corp.	1,476	26,699
Firstgroup Plc	2,601	14,170
G4S Plc	5,282	20,960
GlaxoSmithKline Plc	22,925	440,250
Hammerson Plc	2,841	16,960
Home Retail Group Plc	6,038	24,831
HSBC Holdings Plc	75,496	765,294
ICAP Plc	3,290	18,662
Imperial Tobacco Group Plc	4,234	129,144
Inmarsat Plc	1,718	19,709
Intercontinental Hotels Group Plc	1,325	20,750
International Power Plc	6,942	33,594
Invensys Plc	4,412	22,811
Investec Plc	2,501	20,456
J. Sainsbury Plc	4,574	22,739
Johnson Matthey Plc	769	20,375
Kazakhmys Plc*	824	19,094
Kingfisher Plc	9,900	32,210
Land Securities Group Plc	3,874	39,858
Legal & General Group Plc	20,138	26,907
Liberty International Plc	3,491	26,673
Lloyds Banking Group Plc*	172,126	163,956
London Stock Exchange Group Plc	323	3,483
Lonmin Plc*	599	18,525
Man Group Plc	8,839	32,393
Marks & Spencer Group Plc	5,787	32,501
National Grid Plc	10,397	101,212
Next Plc	769	25,253
Old Mutual Plc*	25,623	47,631
Pearson Plc	3,306	51,974
Petrofac Ltd.	726	13,242
Prudential Plc	10,678	88,716
Reckitt Benckiser Group Plc	2,760	151,490
Reed Elsevier Plc	5,022	40,048
Rexam Plc	3,745	16,646
Rio Tinto Plc	6,004	355,787
Rolls-Royce Group Plc*	8,148	73,631
Royal Bank of Scotland Group Plc*	70,281	46,927
RSA Insurance Group Plc	11,825	22,879

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
SABMiller Plc	4,152	$121,728
Schroders Plc	441	9,416
Scottish & Southern Energy Plc	3,614	60,381
Segro Plc	3,208	15,559
Serco Group Plc	2,920	26,631
Severn Trent Plc	745	13,510
Smith & Nephew Plc	4,409	43,924
Smiths Group Plc	1,949	33,598
Standard Chartered Plc	8,860	241,674
Standard Life Plc	7,756	23,575
Tesco Plc	35,220	232,732
The Capita Group Plc	3,054	35,059
The Sage Group Plc	10,509	38,130
Thomas Cook Group Plc	5,125	20,983
Tomkins Plc	1,971	7,059
TUI Travel Plc	1,257	5,751
Tullow Oil Plc	3,910	74,168
Unilever Plc	5,626	165,199
United Utilities Group Plc	2,274	19,290
Vedanta Resources Plc	511	21,526
Vodafone Group Plc	228,954	528,104
Whitbread Plc	791	17,693
WM Morrison Supermarkets Plc	11,513	51,277
Wolseley Plc*	1,475	35,634
WPP Group Plc	5,751	59,606

		8,355,981

United States — 0.1%
Synthes, Inc.	208	25,961

TOTAL COMMON STOCKS (Cost $41,111,616)		44,734,329

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V.*	256	2

France — 0.0%
Fonciere Des Regions*	96	108

Germany — 0.0%
Volkswagen AG*	685	426

Italy — 0.0%
Mediobanca SpA*	1,036	131
Unione di Banche Italiane ScpA*	1,536	76

		207

Total WARRANTS (Cost $40)		743

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	272,104	272,104

	Number of Shares	Value†

BlackRock Liquidity Funds TempFund - Institutional Shares	$272,103	$272,103

TOTAL SHORT-TERM INVESTMENTS (Cost $544,207)		544,207

TOTAL INVESTMENTS — 100.0% (Cost $41,655,863)(a)		$45,279,279

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2010 is $0.
§	Restricted security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $41,656,969. Net unrealized appreciation was $3,622,310. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,734,999 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,112,689.

Plc — Public Limited Company.

PPS — Partially Protected Shares.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$61,974
Aerospace & Defense	0.6%	288,369
Agriculture	1.3%	568,148
Airlines	0.2%	87,793
Apparel	0.4%	176,793
Auto Manufacturers	3.5%	1,561,291
Auto Parts & Equipment	0.7%	319,772
Banks	15.8%	7,064,580
Beverages	1.8%	795,250
Biotechnology	0.3%	113,249
Building Materials	1.4%	608,907
Chemicals	3.4%	1,515,270
Commercial Services	1.2%	557,404
Computers	0.5%	220,403
Cosmetics & Personal Care	0.6%	264,263
Distribution & Wholesale	1.2%	556,148
Diversified	—%	20,587
Diversified Financial Services	1.4%	610,601
Diversified Operations	0.1%	26,077
Electric	4.4%	1,988,117
Electrical Components & Equipment	0.9%	406,874
Electronics	1.6%	704,128
Energy-Alternate Sources	0.1%	30,456
Engineering & Construction	1.5%	676,551
Entertainment	0.2%	105,248
Environmental Control	0.1%	33,950
Food	5.3%	2,362,825
Food Service	0.2%	90,251

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

Forest Products & Paper	0.2%	$106,750
Gas	0.6%	268,205
Hand & Machine Tools	0.4%	198,407
Healthcare Products	0.8%	355,518
Healthcare Services	0.1%	60,276
Holding Companies	0.8%	342,156
Home Builders	0.1%	59,321
Home Furnishings	0.9%	384,258
Household Products & Wares	0.5%	244,375
Insurance	4.7%	2,111,489
Internet	0.2%	108,042
Investment Companies	0.3%	149,209
Iron & Steel	1.4%	618,025
Leisure Time	0.3%	148,337
Lodging	0.2%	101,334
Machinery — Construction & Mining	0.3%	149,624
Machinery — Diversified	0.9%	391,990
Media	1.2%	517,825
Metal Fabricate/Hardware	0.4%	198,554
Mining	5.0%	2,230,552
Miscellaneous Manufacturing	1.4%	638,822
Mixed Industrial/Office	0.7%	302,746
Office & Business Equipment	0.6%	284,103
Oil & Gas	7.4%	3,298,664
Oil & Gas Services	0.4%	161,626
Packaging and Containers	0.1%	48,318
Pharmaceuticals	6.2%	2,764,149
Real Estate	1.5%	659,813
Real Estate Investment Trusts	0.5%	208,037
Retail	2.3%	1,022,069
Semiconductors	0.5%	241,659
Shipbuilding	0.2%	66,628
Software	0.6%	283,516
Strip Centers	0.2%	98,379
Telecommunications	6.7%	2,975,329
Textiles	0.2%	93,710
Toys, Games & Hobbies	0.3%	137,816
Transportation	1.7%	746,847
Venture Capital	0.1%	26,059
Water	0.3%	116,513

	100.0%	$44,734,329

PENN SERIES FUNDS, INC.

DEVELOPED INTERNATIONAL INDEX FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$44,734,329	$44,734,329	$—	$—
WARRANTS	743	743	—	—
SHORT-TERM INVESTMENTS	544,207	544,207	—	—

TOTAL INVESTMENTS	45,279,279	45,279,279	—	—

$43,880,374 was transferred from Level 2 at 12/31/09 into Level 1 at 3/31/10. Third-party vendor modeling tools were utilized at 12/31/09 to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $34,522,547)	4,440,564	$37,034,305

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund (Cost $23,960,184)	2,234,347	24,689,537

SHORT-TERM INVESTMENTS — 0.3%
Blackrock Liquidity Funds TempCash - Institutional Shares	100,000	100,000
Blackrock Liquidity Funds TempFund - Institutional Shares	100,000	100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $200,000)		200,000

TOTAL INVESTMENTS — 100.0% (Cost $58,682,731)(a)		$61,923,842

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $62,140,945. Net unrealized depreciation was $217,103. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,241,112 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,458,215.

PENN SERIES FUNDS, INC.

BALANCED FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$37,034,305	$37,034,305	$—	$—
AFFILIATED FIXED INCOME FUNDS	24,689,537	24,689,537	—	—
SHORT-TERM INVESTMENTS	200,000	200,000	—	—

TOTAL INVESTMENTS	61,923,842	61,923,842	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 69.9%
Penn Series Index 500 Fund*	209,169	$1,744,472
Penn Series Large Cap Growth Fund*	60,854	522,733
Penn Series Large Cap Value Fund*	118,672	1,570,025
Penn Series Large Core Growth Fund	121,849	1,046,683
Penn Series Large Core Value Fund*	234,946	2,093,367
Penn Series Large Growth Stock Fund	25,319	348,894
Penn Series Mid Cap Growth Fund*	81,233	697,789
Penn Series Mid Cap Value Fund*	47,404	523,342
Penn Series Mid Core Value Fund*	57,009	523,342
Penn Series REIT Fund*	74,391	697,789
Penn Series Small Cap Growth Fund*	18,628	348,895
Penn Series Small Cap Index Fund*	54,858	523,342
Penn Series Small Cap Value Fund*	37,759	523,342
Penn Series SMID Cap Growth Fund*	31,375	348,894
Penn Series SMID Cap Value Fund*	62,414	697,789

TOTAL AFFILIATED EQUITY FUNDS (Cost $9,527,355)		12,210,698

AFFILIATED FIXED INCOME FUNDS — 5.0%
Penn Series Quality Bond Fund (Cost $848,584)	78,935	872,236

AFFILIATED INTERNATIONAL EQUITY FUNDS — 25.0%
Penn Series Developed International Index Fund	132,300	1,221,131
Penn Series Emerging Markets Equity Fund	69,363	697,789
Penn Series International Equity Fund	149,924	2,442,261

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $3,661,591)		4,361,181

SHORT-TERM INVESTMENTS — 0.1%
Blackrock Liquidity Funds TempCash - Institutional Shares	13,787	13,787
Blackrock Liquidity Funds TempFund - Institutional Shares	13,787	13,787

TOTAL SHORT-TERM INVESTMENTS (Cost $27,574)		27,574

TOTAL INVESTMENTS — 100.0% (Cost $14,065,104)(a)		$17,471,689

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $14,215,571. Net unrealized appreciation was $3,256,118. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,406,586 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $150,468.
REIT	— Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$12,210,698	$12,210,698	$—	$—
AFFILIATED FIXED INCOME FUNDS	872,236	872,236	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	4,361,181	4,361,181	—	—
SHORT-TERM INVESTMENTS	27,574	27,574	—	—

TOTAL INVESTMENTS	17,471,689	17,471,689	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 58.4%
Penn Series Index 500 Fund*	947,571	$7,902,741
Penn Series Large Cap Growth Fund*	183,785	1,578,710
Penn Series Large Cap Value Fund*	418,134	5,531,919
Penn Series Large Core Growth Fund	367,997	3,161,096
Penn Series Large Core Value Fund*	886,952	7,902,741
Penn Series Large Growth Stock Fund	114,699	1,580,548
Penn Series Mid Cap Growth Fund*	275,998	2,370,822
Penn Series Mid Cap Value Fund*	214,748	2,370,822
Penn Series Mid Core Value Fund*	258,259	2,370,822
Penn Series REIT Fund*	252,753	2,370,822
Penn Series Small Cap Growth Fund*	42,193	790,274
Penn Series Small Cap Index Fund*	248,514	2,370,822
Penn Series Small Cap Value Fund*	171,055	2,370,822
Penn Series SMID Cap Growth Fund*	142,136	1,580,548
Penn Series SMID Cap Value Fund*	212,059	2,370,822

TOTAL AFFILIATED EQUITY FUNDS (Cost $35,826,753)		46,624,331

AFFILIATED FIXED INCOME FUNDS — 19.8%
Penn Series High Yield Bond Fund*	204,205	1,580,548
Penn Series Limited Maturity Bond Fund*	363,846	3,951,370
Penn Series Quality Bond Fund	929,734	10,273,563

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $15,189,226)		15,805,481

AFFILIATED INTERNATIONAL EQUITY FUNDS — 20.8%
Penn Series Developed International Index Fund	513,721	4,741,644
Penn Series Emerging Markets Equity Fund	235,668	2,370,822
Penn Series International Equity Fund	582,154	9,483,289

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $13,830,437)		16,595,755

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds TempCash - Institutional Shares	402,891	402,891
BlackRock Liquidity Funds TempFund - Institutional Shares	402,891	402,891

TOTAL SHORT-TERM INVESTMENTS (Cost $805,782)		805,782

TOTAL INVESTMENTS — 100.0% (Cost $65,652,198)(a)		$79,831,349

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $66,892,613. Net unrealized appreciation was $12,938,736. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,179,152 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,240,416.
REIT	— Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$46,624,331	$46,624,331	$—	$—
AFFILIATED FIXED INCOME FUNDS	15,805,481	15,805,481	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	16,595,755	16,595,755	—	—
SHORT-TERM INVESTMENTS	805,782	805,782	—	—

TOTAL INVESTMENTS	79,831,349	79,831,349	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.9%
Penn Series Flexibly Managed Fund	177,099	$4,066,189
Penn Series Index 500 Fund*	1,137,623	9,487,774
Penn Series Large Cap Value Fund*	512,243	6,776,981
Penn Series Large Core Growth Fund	473,363	4,066,189
Penn Series Large Core Value Fund*	1,064,846	9,487,774
Penn Series Large Growth Stock Fund	196,719	2,710,792
Penn Series Mid Cap Growth Fund*	315,575	2,710,792
Penn Series Mid Cap Value Fund*	368,314	4,066,189
Penn Series Mid Core Value Fund*	295,293	2,710,793
Penn Series REIT Fund*	288,997	2,710,792
Penn Series Small Cap Growth Fund*	72,365	1,355,396
Penn Series Small Cap Index Fund*	284,150	2,710,792
Penn Series Small Cap Value Fund*	195,584	2,710,792
Penn Series SMID Cap Growth Fund*	243,776	2,710,793
Penn Series SMID Cap Value Fund*	242,468	2,710,792

TOTAL AFFILIATED EQUITY FUNDS (Cost $48,821,165)		60,992,830

AFFILIATED FIXED INCOME FUNDS — 34.0%
Penn Series High Yield Bond Fund*	700,463	5,421,585
Penn Series Limited Maturity Bond Fund*	1,248,063	13,553,962
Penn Series Quality Bond Fund	2,453,206	27,107,925

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $44,428,587)		46,083,472

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.0%
Penn Series Developed International Index Fund	734,234	6,776,981
Penn Series Emerging Markets Equity Fund	269,462	2,710,792
Penn Series International Equity Fund	748,838	12,198,566

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $18,714,420)		21,686,339

AFFILIATED MONEY MARKET FUND — 5.0%
Penn Series Money Market Fund (Cost $6,777,035)	6,777,035	6,777,035

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	90,720	90,720
BlackRock Liquidity Funds TempFund - Institutional Shares	90,719	90,719

TOTAL SHORT-TERM INVESTMENTS (Cost $181,439)		181,439

TOTAL INVESTMENTS — 100.0% (Cost $118,922,646)(a)		$135,721,115

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $119,718,770. Net unrealized appreciation was $16,002,345. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,798,469 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $796,124.
REIT	— Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

MODERATE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$60,992,830	$60,992,830	$—	$—
AFFILIATED FIXED INCOME FUNDS	46,083,472	46,083,472	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	21,686,339	21,686,339	—	—
AFFILIATED MONEY MARKET FUNDS	6,777,035	6,777,035	—	—
SHORT-TERM INVESTMENTS	181,439	181,439	—	—

TOTAL INVESTMENTS	135,721,115	135,721,115	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 30.9%
Penn Series Flexibly Managed Fund	70,511	$1,618,942
Penn Series Index 500 Fund*	388,236	3,237,884
Penn Series Large Cap Value Fund*	122,369	1,618,942
Penn Series Large Core Growth Fund	125,645	1,079,295
Penn Series Large Core Value Fund*	302,832	2,698,237
Penn Series Large Growth Stock Fund	78,323	1,079,295
Penn Series Mid Cap Growth Fund*	62,823	539,647
Penn Series Mid Cap Value Fund*	97,762	1,079,294
Penn Series Mid Core Value Fund*	117,570	1,079,295
Penn Series Small Cap Index Fund*	113,134	1,079,295
Penn Series SMID Cap Growth Fund*	48,529	539,647
Penn Series SMID Cap Value Fund*	96,538	1,079,295

TOTAL AFFILIATED EQUITY FUNDS (Cost $12,917,525)		16,729,068

AFFILIATED FIXED INCOME FUNDS — 48.9%
Penn Series High Yield Bond Fund*	348,609	2,698,237
Penn Series Limited Maturity Bond Fund*	745,369	8,094,711
Penn Series Quality Bond Fund	1,416,269	15,649,773

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $25,348,518)		26,442,721

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.0%
Penn Series Developed International Index Fund	233,867	2,158,590
Penn Series International Equity Fund	198,765	3,237,884

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $4,504,788)		5,396,474

AFFILIATED MONEY MARKET FUND — 10.0%
Penn Series Money Market Fund (Cost $5,396,516)	5,396,516	5,396,516

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds TempCash - Institutional Shares	43,692	43,692
BlackRock Liquidity Funds TempFund - Institutional Shares	43,692	43,692

TOTAL SHORT-TERM INVESTMENTS (Cost $87,384)		87,384

TOTAL INVESTMENTS — 100.0% (Cost $48,254,731)(a)		$54,052,163

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $48,954,114. Net unrealized appreciation was $5,098,049. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,797,431 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $699,382.

PENN SERIES FUNDS, INC.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$16,729,068	$16,729,068	$—	$—
AFFILIATED FIXED INCOME FUNDS	26,442,721	26,442,721	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	5,396,474	5,396,474	—	—
AFFILIATED MONEY MARKET FUNDS	5,396,516	5,396,516	—	—
SHORT-TERM INVESTMENTS	87,384	87,384	—	—

TOTAL INVESTMENTS	54,052,163	54,052,163	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 15.9%
Penn Series Flexibly Managed Fund	45,621	$1,047,451
Penn Series Index 500 Fund*	209,323	1,745,752
Penn Series Large Core Value Fund*	117,559	1,047,451
Penn Series Large Growth Stock Fund	50,675	698,301
Penn Series Mid Cap Growth Fund*	40,646	349,151
Penn Series Mid Cap Value Fund*	63,252	698,301

TOTAL AFFILIATED EQUITY FUNDS (Cost $4,439,450)		5,586,407

AFFILIATED FIXED INCOME FUNDS — 63.8%
Penn Series High Yield Bond Fund*	315,769	2,444,054
Penn Series Limited Maturity Bond Fund*	643,003	6,983,009
Penn Series Quality Bond Fund	1,169,101	12,918,567

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $21,311,112)		22,345,630

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.0%
Penn Series Developed International Index Fund	75,656	698,301
Penn Series International Equity Fund	64,300	1,047,451

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,428,750)		1,745,752

AFFILIATED MONEY MARKET FUND — 15.0%
Penn Series Money Market Fund (Cost $5,237,299)	5,237,299	5,237,299

SHORT-TERM INVESTMENTS — 0.3%
Blackrock Liquidity Funds TempCash - Institutional Shares	49,392	49,392
Blackrock Liquidity Funds TempFund - Institutional Shares	49,391	49,391

TOTAL SHORT-TERM INVESTMENTS (Cost $98,783)		98,783

TOTAL INVESTMENTS — 100.0% (Cost $32,515,394)(a)		$35,013,871

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2010, the cost for Federal income tax purposes was $32,876,141. Net unrealized appreciation/ was $2,137,730. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,498,477 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $360,747.

PENN SERIES FUNDS, INC.

CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2010 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$5,586,407	$5,586,407	$—	$—
AFFILIATED FIXED INCOME FUNDS	22,345,630	22,345,630	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	1,745,752	1,745,752	—	—
AFFILIATED MONEY MARKET FUNDS	5,237,299	5,237,299	—	—
SHORT-TERM INVESTMENTS	98,783	98,783	—	—

TOTAL INVESTMENTS	35,013,871	35,013,871	—	—

The accompanying notes are an integral part of the financial statements.

1

PENN SERIES FUNDS, INC.

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, REIT, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and Developed International Index Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds — These funds invest in shares of affiliated Penn Series Funds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Fair Value Measurements — Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

PENN SERIES FUNDS, INC.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of March 31, 2010 is included with each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 20, 2010

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer (principal financial officer)

Date	May 20, 2010

*	Print the name and title of each signing officer under his or her signature.